ALLIANZ LIFE OF NY VARIABLE ACCOUNT C

of

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements

December 31, 2023

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Allianz Life Insurance Company of New York and the Contract Owners of Allianz Life of NY Variable Account C

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Allianz Life of NY Variable Account C indicated in the table below (other than AZL DFA Five-Year Global Fixed Income Fund, AZL Gateway Fund, AZL MetWest Total Return Bond Fund, AZL MSCI Emerging Markets Equity Index Class 1, AZL MSCI Emerging Markets Equity Index Class 2, AZL MVP Fusion Balanced Fund, AZL MVP Fusion Conservative Fund, AZL MVP Fusion Moderate Fund, BlackRock Equity Dividend V.I. Fund, Delaware Ivy VIP Asset Strategy Portfolio, Delaware Ivy VIP Energy Portfolio, Delaware Ivy VIP Science and Technology Portfolio, Eaton Vance VT Floating-Rate Income Fund, Fidelity VIP Emerging Markets Portfolio, Franklin Multi-Asset Dynamic Multi-Strategy VIT Portfolio, Invesco V.I. Balanced-Risk Allocation Fund, Lazard Retirement International Equity Portfolio, JPMorgan Insurance Trust Core Bond Portfolio, Lazard Retirement U.S. Small-Mid Cap Equity Portfolio, T. Rowe Price Blue Chip Growth Portfolio, and T. Rowe Price Health Sciences Portfolio which do not present a statement of assets and liabilities) as of December 31, 2023, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Allianz Life of NY Variable Account C (other than AZL DFA Five-Year Global Fixed Income Fund, AZL Gateway Fund, AZL MetWest Total Return Bond Fund, AZL MSCI Emerging Markets Equity Index Class 1, AZL MVP Fusion AZL MSCI Emerging Markets Equity Index Class 2, AZL MVP Fusion Balanced Fund, AZL MVP Fusion Conservative Fund, AZL MVP Fusion Moderate Fund, BlackRock Equity Dividend V.I. Fund, Delaware Ivy VIP Asset Strategy Portfolio, Delaware Ivy VIP Energy Portfolio, Delaware Ivy VIP Science and Technology Portfolio, Eaton Vance VT Floating-Rate Income Fund, Fidelity VIP Emerging Markets Portfolio, Franklin Multi-Asset Dynamic Multi-Strategy VIT Portfolio, Invesco V.I. Balanced-Risk Allocation Fund, Lazard Retirement International Equity Portfolio, JPMorgan Insurance Trust Core Bond Portfolio, Lazard Retirement U.S. Small-Mid Cap Equity Portfolio, PIMCO VIT All Asset Portfolio, T. Rowe Price Blue Chip Growth Portfolio, and T. Rowe Price Health Sciences Portfolio which do not present a statement of assets and liabilities) as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Subaccounts of Allianz Life of NY Variable Account C
AZL Balanced Index Strategy Fund(1)	AZL MVP Moderate Index Strategy Fund(1)	Invesco V.I. American Value Fund(1)
AZL DFA Five-Year Global Fixed Income Fund(3)	AZL MVP T. Rowe Price Capital Appreciation Plus Fund(1)	Invesco V.I. Balanced-Risk Allocation Fund(5)
AZL DFA Multi-Strategy Fund(1)	AZL Russell 1000 Growth Index Fund Class 1(1)	Invesco V.I. Global Strategic Income Fund(1)
AZL Enhanced Bond Index Fund(1)	AZL Russell 1000 Growth Index Fund Class 2(1)	JPMorgan Insurance Trust Core Bond Portfolio(6)
AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 1(2)	AZL Russell 1000 Value Index Fund Class 1(1)	Lazard Retirement International Equity Portfolio(5)
AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 2(1)	AZL Russell 1000 Value Index Fund Class 2(1)	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio(5)

AZL Fidelity Institutional Asset Management Total Bond Fund Class 1(1)	AZL S&P 500 Index Fund(1)	LVIP JPMorgan Core Bond Fund(2)
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2(1)	AZL Small Cap Stock Index Fund Class 1(1)	MFS International Intrinsic Value Portfolio(1)
AZL Gateway Fund(3)	AZL Small Cap Stock Index Fund Class 2(1)	MFS VIT Total Return Bond Portfolio(1)
AZL Government Money Market Fund(1)	AZL T. Rowe Price Capital Appreciation Fund(1)	MFS VIT Utilities Portfolio(1)
AZL International Index Fund Class 1(1)	BlackRock Equity Dividend V.I. Fund(5)	PIMCO VIT Balanced Allocation Portfolio(1)
AZL International Index Fund Class 2(1)	ClearBridge Variable Aggressive Growth Portfolio(1)	PIMCO VIT CommodityRealReturn Strategy Portfolio(1)
AZL MetWest Total Return Bond Fund(3)	Columbia Variable Portfolio – Seligman Global Technology Fund(1)	PIMCO VIT Emerging Markets Bond Portfolio(1)
AZL Mid Cap Index Fund Class 1(1)	Davis VA Financial Portfolio(1)	PIMCO VIT Global Core Bond (Hedged) Portfolio(1)
AZL Mid Cap Index Fund Class 2(1)	Delaware Ivy VIP Asset Strategy Portfolio(5)	PIMCO VIT High Yield Portfolio(1)
AZL Moderate Index Strategy Fund(1)	Delaware Ivy VIP Energy Portfolio(5)	PIMCO VIT Long-Term U.S. Government Portfolio(1)
AZL MSCI Emerging Markets Equity Index Class 1(3)	Delaware Ivy VIP Growth Portfolio(1)	PIMCO VIT Low Duration Portfolio(1)
AZL MSCI Emerging Markets Equity Index Class 2(3)	Delaware Ivy VIP Mid Cap Growth Portfolio(1)	PIMCO VIT Real Return Portfolio(1)
AZL MSCI Global Equity Index Fund Class 1(1)	Delaware Ivy VIP Natural Resources Portfolio(4)	PIMCO VIT StocksPLUS Global Portfolio(1)
AZL MSCI Global Equity Index Fund Class 2(1)	Delaware Ivy VIP Science and Technology Portfolio(5)	PIMCO VIT Total Return Portfolio(1)
AZL MVP Balanced Index Strategy Fund(1)	Eaton Vance VT Floating-Rate Income Fund(5)	T. Rowe Price Blue Chip Growth Portfolio(1)
AZL MVP DFA Multi-Strategy Fund(1)	Fidelity VIP Emerging Markets Portfolio(4)	T. Rowe Price Equity Income Portfolio(1)
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund(1)	Fidelity VIP Mid Cap Portfolio(1)	T. Rowe Price Health Sciences Portfolio(6)
AZL MVP Fusion Balanced Fund(3)	Fidelity VIP Strategic Income Portfolio(1)	Templeton Global Bond VIP Fund(1)

AZL MVP Fusion Conservative Fund(3)	Franklin Multi-Asset Dynamic Multi-Strategy VIT Portfolio (5)
AZL MVP Fusion Moderate Fund(3)	Franklin Rising Dividends VIP Fund (1)
AZL MVP Global Balanced Index Strategy Fund(1)	Franklin U.S. Government Securities VIP Fund(1)
AZL MVP Growth Index Strategy Fund(1)	Invesco Oppenheimer V.I. International Growth Fund(1)

1.Statement of operations for the year ended December 31, 2023 and statement of changes in net assets for the years ended December 31, 2023 and 2022
2.Statement of operations and statement of changes in net assets for the period April 28, 2023 (commencement of operations) through December 31, 2023
3.Statement of operations and statement of changes in net assets for the period January 1, 2023 to March 10, 2023 (date of liquidation) and statement of changes in net assets for the year ended December 31, 2022
4.The fund had no activity for the year ended December 31, 2023.
5.The fund had no activity for the years ended December 31, 2023 and 2022
6.Statement of operations and statement of changes in net assets for the period January 1, 2023 to April 28, 2023 (date of liquidation) and statement of changes in net assets for the year ended December 31, 2022

Basis for Opinions

These financial statements are the responsibility of Allianz Life Insurance Company of New York management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Allianz Life of NY Variable Account C based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Allianz Life of NY Variable Account C in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodians of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Minneapolis, Minnesota
April 8, 2024

We have served as the auditor of one or more of the subaccounts of Allianz Life of NY Variable Account C of Allianz Life Insurance Company of New York since 2019.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Assets and Liabilities
December 31, 2023
(In thousands)

	AZL Balanced Index Strategy Fund	AZL DFA Multi-Strategy Fund	AZL Enhanced Bond Index Fund	AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 1	AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 2
Assets:
Investments at Net Asset Value	$23,130	$65,648	$5,022	$5,290	$118,803
Total Assets	23,130	65,648	5,022	5,290	118,803

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	23,130	65,648	5,022	5,290	118,803

Net Assets:
Contracts in Accumulation Period	23,130	65,648	5,022	5,252	118,787
Contracts in Annuity Payment Period	—	—	—	38	16
Total Net Assets	$23,130	$65,648	$5,022	$5,290	$118,803

Investment Shares	1,620	5,462	511	622	8,565
Investments at Cost	$24,174	$72,669	$5,465	$5,999	$123,168

	AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	AZL Government Money Market Fund	AZL International Index Fund Class 1	AZL International Index Fund Class 2
Assets:
Investments at Net Asset Value	$1,004	$16,392	$44,998	$5,079	$15,448
Total Assets	1,004	16,392	44,998	5,079	15,448

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	1,004	16,392	44,998	5,079	15,448

Net Assets:
Contracts in Accumulation Period	1,003	16,392	44,987	5,045	15,448
Contracts in Annuity Payment Period	1	—	11	34	—
Total Net Assets	$1,004	$16,392	$44,998	$5,079	$15,448

Investment Shares	121	1,889	44,998	458	886
Investments at Cost	$1,178	$18,543	$44,998	$4,620	$13,413
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Assets and Liabilities
December 31, 2023
(In thousands)

	AZL Mid Cap Index Fund Class 1	AZL Mid Cap Index Fund Class 2	AZL Moderate Index Strategy Fund	AZL MSCI Global Equity Index Fund Class 1	AZL MSCI Global Equity Index Fund Class 2
Assets:
Investments at Net Asset Value	$2,186	$14,165	$88,662	$1,864	$3,943
Total Assets	2,186	14,165	88,662	1,864	3,943

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	2,186	14,165	88,662	1,864	3,943

Net Assets:
Contracts in Accumulation Period	2,165	14,165	88,662	1,864	3,930
Contracts in Annuity Payment Period	21	—	—	—	13
Total Net Assets	$2,186	$14,165	$88,662	$1,864	$3,943

Investment Shares	101	667	7,150	213	259
Investments at Cost	$4,220	$13,429	$100,369	$2,023	$3,923

	AZL MVP Balanced Index Strategy Fund	AZL MVP DFA Multi-Strategy Fund	AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	AZL MVP Global Balanced Index Strategy Fund	AZL MVP Growth Index Strategy Fund
Assets:
Investments at Net Asset Value	$82,872	$149,649	$37,088	$63,849	$283,305
Total Assets	82,872	149,649	37,088	63,849	283,305

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	82,872	149,649	37,088	63,849	283,305

Net Assets:
Contracts in Accumulation Period	82,867	149,645	37,088	63,844	283,305
Contracts in Annuity Payment Period	5	4	—	5	—
Total Net Assets	$82,872	$149,649	$37,088	$63,849	$283,305

Investment Shares	6,754	13,434	3,033	6,205	20,236
Investments at Cost	$79,242	$135,054	$35,606	$70,583	$282,917
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Assets and Liabilities
December 31, 2023
(In thousands)

	AZL MVP Moderate Index Strategy Fund	AZL MVP T. Rowe Price Capital Appreciation Plus Fund	AZL Russell 1000 Growth Index Fund Class 1	AZL Russell 1000 Growth Index Fund Class 2	AZL Russell 1000 Value Index Fund Class 1
Assets:
Investments at Net Asset Value	$50,205	$160,903	$3,928	$17,366	$14,032
Total Assets	50,205	160,903	3,928	17,366	14,032

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	50,205	160,903	3,928	17,366	14,032

Net Assets:
Contracts in Accumulation Period	50,205	160,903	3,910	17,366	13,926
Contracts in Annuity Payment Period	—	—	18	—	106
Total Net Assets	$50,205	$160,903	$3,928	$17,366	$14,032

Investment Shares	3,910	13,320	437	1,003	1,705
Investments at Cost	$52,388	$161,782	$4,219	$15,074	$15,715

	AZL Russell 1000 Value Index Fund Class 2	AZL S&P 500 Index Fund	AZL Small Cap Stock Index Fund Class 1	AZL Small Cap Stock Index Fund Class 2	AZL T. Rowe Price Capital Appreciation Fund
Assets:
Investments at Net Asset Value	$16,914	$28,593	$443	$12,390	$16,486
Total Assets	16,914	28,593	443	12,390	16,486

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	16,914	28,593	443	12,390	16,486

Net Assets:
Contracts in Accumulation Period	16,898	28,555	443	12,390	16,467
Contracts in Annuity Payment Period	16	38	—	—	19
Total Net Assets	$16,914	$28,593	$443	$12,390	$16,486

Investment Shares	1,332	1,416	60	1,012	1,005
Investments at Cost	$17,155	$22,733	$527	$12,299	$16,990
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Assets and Liabilities
December 31, 2023
(In thousands)

	ClearBridge Variable Aggressive Growth Portfolio	Columbia Variable Portfolio – Seligman Global Technology Fund	Davis VA Financial Portfolio	Delaware Ivy VIP Growth Portfolio	Delaware Ivy VIP Mid Cap Growth Portfolio
Assets:
Investments at Net Asset Value	$27	$55	$899	$10	$10
Total Assets	27	55	899	10	10

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	27	55	899	10	10

Net Assets:
Contracts in Accumulation Period	27	55	899	10	10
Contracts in Annuity Payment Period	—	—	—	—	—
Total Net Assets	$27	$55	$899	$10	$10

Investment Shares	2	2	69	1	1
Investments at Cost	$42	$41	$860	$9	$10

	Delaware Ivy VIP Natural Resources Portfolio	Fidelity VIP Mid Cap Portfolio	Fidelity VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin U.S. Government Securities VIP Fund
Assets:
Investments at Net Asset Value	$13	$31	$80	$14,933	$14,271
Total Assets	13	31	80	14,933	14,271

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	13	31	80	14,933	14,271

Net Assets:
Contracts in Accumulation Period	13	31	80	14,865	14,261
Contracts in Annuity Payment Period	—	—	—	68	10
Total Net Assets	$13	$31	$80	$14,933	$14,271

Investment Shares	3	1	8	537	1,374
Investments at Cost	$9	$30	$86	$11,959	$16,644
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Assets and Liabilities
December 31, 2023
(In thousands)

	Invesco Oppenheimer V.I. International Growth Fund	Invesco V.I. American Value Fund	Invesco V.I. Global Strategic Income Fund	LVIP JPMorgan Core Bond Fund	MFS International Intrinsic Value Portfolio
Assets:
Investments at Net Asset Value	$5	$24	$99	$1,457	$36
Total Assets	5	24	99	1,457	36

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	5	24	99	1,457	36

Net Assets:
Contracts in Accumulation Period	5	24	99	1,457	36
Contracts in Annuity Payment Period	—	—	—	—	—
Total Net Assets	$5	$24	$99	$1,457	$36

Investment Shares	2	2	23	149	1
Investments at Cost	$7	$28	$121	$1,452	$35

	MFS VIT Total Return Bond Portfolio	MFS VIT Utilities Portfolio	PIMCO VIT Balanced Allocation Portfolio	PIMCO VIT CommodityRealReturn Strategy Portfolio	PIMCO VIT Emerging Markets Bond Portfolio
Assets:
Investments at Net Asset Value	$4,732	$7	$19,752	$1,263	$5,030
Total Assets	4,732	7	19,752	1,263	5,030

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	4,732	7	19,752	1,263	5,030

Net Assets:
Contracts in Accumulation Period	4,732	7	19,750	1,263	5,030
Contracts in Annuity Payment Period	—	—	2	—	—
Total Net Assets	$4,732	$7	$19,752	$1,263	$5,030

Investment Shares	413	—	2,260	236	477
Investments at Cost	$5,336	$7	$21,544	$1,964	$6,051
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Assets and Liabilities
December 31, 2023
(In thousands)

	PIMCO VIT Global Core Bond (Hedged) Portfolio	PIMCO VIT High Yield Portfolio	PIMCO VIT Long-Term U.S. Government Portfolio	PIMCO VIT Low Duration Portfolio	PIMCO VIT Real Return Portfolio
Assets:
Investments at Net Asset Value	$8,625	$41,046	$310	$169	$19,135
Total Assets	8,625	41,046	310	169	19,135

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	8,625	41,046	310	169	19,135

Net Assets:
Contracts in Accumulation Period	8,625	41,046	310	169	19,131
Contracts in Annuity Payment Period	—	—	—	—	4
Total Net Assets	$8,625	$41,046	$310	$169	$19,135

Investment Shares	981	5,717	39	18	1,654
Investments at Cost	$9,294	$43,574	$435	$173	$21,321

	PIMCO VIT StocksPLUS Global Portfolio	PIMCO VIT Total Return Portfolio	T. Rowe Price Equity Income Portfolio	Templeton Global Bond VIP Fund	Total All Funds
Assets:
Investments at Net Asset Value	$7,771	$64,621	$104	$37,396	$1,591,568
Total Assets	7,771	64,621	104	37,396	1,591,568

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	7,771	64,621	104	37,396	1,591,568

Net Assets:
Contracts in Accumulation Period	7,753	64,621	104	37,380	1,591,105
Contracts in Annuity Payment Period	18	—	—	16	463
Total Net Assets	$7,771	$64,621	$104	$37,396	$1,591,568

Investment Shares	1,103	7,039	4	2,910	173,410
Investments at Cost	$8,982	$75,481	$106	$46,487	$1,632,563

See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Assets and Liabilities
December 31, 2023
(In thousands)

The following open/available funds had no assets or liabilities as of December 31, 2023 and therefore, were not listed in the Statements of Assets and Liabilities:

BlackRock Equity Dividend V.I. Fund
Delaware Ivy VIP Asset Strategy Portfolio
Delaware Ivy VIP Energy Portfolio
Delaware Ivy VIP Science and Technology Portfolio
Eaton Vance VT Floating-Rate Income Fund
Fidelity VIP Emerging Markets Portfolio
Invesco V.I. Balanced-Risk Allocation Fund
Lazard Retirement International Equity Portfolio
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio
T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Health Sciences Portfolio

See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2023
(In thousands)

	AZL Balanced Index Strategy Fund	AZL DFA Five-Year Global Fixed Income Fund	AZL DFA Multi-Strategy Fund	AZL Enhanced Bond Index Fund
		(A)
Investment Income:
Dividends Reinvested in Fund Shares	$420	$8	$1,856	$81

Expenses:
Mortality and Expense Risk Charges	410	3	1,068	71
Investment Income (Loss), Net	10	5	788	10
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	1,409	—	5,828	—
Realized Gains (Losses) on Sales of Investments, Net	(221)	(138)	(1,030)	(111)
Realized Gains (Losses) on Investments, Net	1,188	(138)	4,798	(111)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,272	123	1,390	281
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	2,460	(15)	6,188	170
Net Increase (Decrease) in Net Assets From Operations	$2,470	$(10)	$6,976	$180

	AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 1	AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 2	AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	AZL Fidelity Institutional Asset Management Total Bond Fund Class 2

Investment Income:
Dividends Reinvested in Fund Shares	$158	$1,894	$71	$986

Expenses:
Mortality and Expense Risk Charges	75	1,910	16	270
Investment Income (Loss), Net	83	(16)	55	716
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	—	—	—
Realized Gains (Losses) on Sales of Investments, Net	(150)	(2,198)	(60)	(444)
Realized Gains (Losses) on Investments, Net	(150)	(2,198)	(60)	(444)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	708	15,674	63	459
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	558	13,476	3	15
Net Increase (Decrease) in Net Assets From Operations	$641	$13,460	$58	$731
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2023
(In thousands)

	AZL Gateway Fund	AZL Government Money Market Fund	AZL International Index Fund Class 1	AZL International Index Fund Class 2
	(A)
Investment Income:
Dividends Reinvested in Fund Shares	$48	$1,916	$206	$366

Expenses:
Mortality and Expense Risk Charges	20	507	75	347
Investment Income (Loss), Net	28	1,409	131	19
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	3,565	—	—	—
Realized Gains (Losses) on Sales of Investments, Net	(2,274)	—	28	295
Realized Gains (Losses) on Investments, Net	1,291	—	28	295
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(1,101)	—	548	1,726
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	190	—	576	2,021
Net Increase (Decrease) in Net Assets From Operations	$218	$1,409	$707	$2,040

	AZL MetWest Total Return Bond Fund	AZL Mid Cap Index Fund Class 1	AZL Mid Cap Index Fund Class 2	AZL Moderate Index Strategy Fund
	(A)
Investment Income:
Dividends Reinvested in Fund Shares	$85	$180	$102	$1,689

Expenses:
Mortality and Expense Risk Charges	7	30	312	1,530
Investment Income (Loss), Net	78	150	(210)	159
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	585	463	6,434
Realized Gains (Losses) on Sales of Investments, Net	(640)	(215)	(73)	(2,229)
Realized Gains (Losses) on Investments, Net	(640)	370	390	4,205
Net Change in Unrealized Appreciation
(Depreciation) on Investments	556	(227)	1,645	6,450
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(84)	143	2,035	10,655
Net Increase (Decrease) in Net Assets From Operations	$(6)	$293	$1,825	$10,814
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2023
(In thousands)

	AZL MSCI Emerging Markets Equity Index Class 1	AZL MSCI Emerging Markets Equity Index Class 2	AZL MSCI Global Equity Index Fund Class 1	AZL MSCI Global Equity Index Fund Class 2
	(A)	(A)
Investment Income:
Dividends Reinvested in Fund Shares	$19	$126	$50	$50

Expenses:
Mortality and Expense Risk Charges	1	15	27	89
Investment Income (Loss), Net	18	111	23	(39)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	96	669	5	6
Realized Gains (Losses) on Sales of Investments, Net	(69)	(1,261)	(76)	(87)
Realized Gains (Losses) on Investments, Net	27	(592)	(71)	(81)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(33)	565	422	871
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(6)	(27)	351	790
Net Increase (Decrease) in Net Assets From Operations	$12	$84	$374	$751

	AZL MVP Balanced Index Strategy Fund	AZL MVP DFA Multi-Strategy Fund	AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	AZL MVP Fusion Balanced Fund
				(A)
Investment Income:
Dividends Reinvested in Fund Shares	$448	$224	$553	$2,015

Expenses:
Mortality and Expense Risk Charges	1,133	1,744	533	179
Investment Income (Loss), Net	(685)	(1,520)	20	1,836
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	808	84	—	2,944
Realized Gains (Losses) on Sales of Investments, Net	(200)	475	(77)	(15,550)
Realized Gains (Losses) on Investments, Net	608	559	(77)	(12,606)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	8,158	15,662	3,812	11,688
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	8,766	16,221	3,735	(918)
Net Increase (Decrease) in Net Assets From Operations	$8,081	$14,701	$3,755	$918
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2023
(In thousands)

	AZL MVP Fusion Conservative Fund	AZL MVP Fusion Moderate Fund	AZL MVP Global Balanced Index Strategy Fund	AZL MVP Growth Index Strategy Fund
	(A)	(A)
Investment Income:
Dividends Reinvested in Fund Shares	$481	$5,557	$2,552	$5,439

Expenses:
Mortality and Expense Risk Charges	44	450	959	4,230
Investment Income (Loss), Net	437	5,107	1,593	1,209
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	521	9,727	—	5,332
Realized Gains (Losses) on Sales of Investments, Net	(3,439)	(38,790)	(1,462)	(1,904)
Realized Gains (Losses) on Investments, Net	(2,918)	(29,063)	(1,462)	3,428
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,648	26,985	7,200	34,224
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(270)	(2,078)	5,738	37,652
Net Increase (Decrease) in Net Assets From Operations	$167	$3,029	$7,331	$38,861

	AZL MVP Moderate Index Strategy Fund	AZL MVP T. Rowe Price Capital Appreciation Plus Fund	AZL Russell 1000 Growth Index Fund Class 1	AZL Russell 1000 Growth Index Fund Class 2

Investment Income:
Dividends Reinvested in Fund Shares	$964	$12,636	$53	$61

Expenses:
Mortality and Expense Risk Charges	770	2,401	51	367
Investment Income (Loss), Net	194	10,235	2	(306)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	678	—	452	1,117
Realized Gains (Losses) on Sales of Investments, Net	(809)	(765)	(58)	127
Realized Gains (Losses) on Investments, Net	(131)	(765)	394	1,244
Net Change in Unrealized Appreciation
(Depreciation) on Investments	5,997	13,453	839	4,753
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	5,866	12,688	1,233	5,997
Net Increase (Decrease) in Net Assets From Operations	$6,060	$22,923	$1,235	$5,691
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2023
(In thousands)

	AZL Russell 1000 Value Index Fund Class 1	AZL Russell 1000 Value Index Fund Class 2	AZL S&P 500 Index Fund	AZL Small Cap Stock Index Fund Class 1

Investment Income:
Dividends Reinvested in Fund Shares	$497	$345	$345	$10

Expenses:
Mortality and Expense Risk Charges	193	373	621	8
Investment Income (Loss), Net	304	(28)	(276)	2
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	1,074	904	1,052	40
Realized Gains (Losses) on Sales of Investments, Net	(177)	(177)	1,493	(59)
Realized Gains (Losses) on Investments, Net	897	727	2,545	(19)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	125	792	3,830	72
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	1,022	1,519	6,375	53
Net Increase (Decrease) in Net Assets From Operations	$1,326	$1,491	$6,099	$55

	AZL Small Cap Stock Index Fund Class 2	AZL T. Rowe Price Capital Appreciation Fund	ClearBridge Variable Aggressive Growth Portfolio	Columbia Variable Portfolio – Seligman Global Technology Fund

Investment Income:
Dividends Reinvested in Fund Shares	$120	$222	$—	$—

Expenses:
Mortality and Expense Risk Charges	268	369	—	1
Investment Income (Loss), Net	(148)	(147)	—	(1)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	652	2,140	3	2
Realized Gains (Losses) on Sales of Investments, Net	(173)	(144)	—	—
Realized Gains (Losses) on Investments, Net	479	1,996	3	2
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,107	625	3	15
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	1,586	2,621	6	17
Net Increase (Decrease) in Net Assets From Operations	$1,438	$2,474	$6	$16
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2023
(In thousands)

	Davis VA Financial Portfolio	Delaware Ivy VIP Growth Portfolio	Delaware Ivy VIP Mid Cap Growth Portfolio	Fidelity VIP Mid Cap Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$18	$—	$—	$—

Expenses:
Mortality and Expense Risk Charges	20	—	—	—
Investment Income (Loss), Net	(2)	—	—	—
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	37	—	1	1
Realized Gains (Losses) on Sales of Investments, Net	1	—	—	—
Realized Gains (Losses) on Investments, Net	38	—	1	1
Net Change in Unrealized Appreciation
(Depreciation) on Investments	69	1	1	3
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	107	1	2	4
Net Increase (Decrease) in Net Assets From Operations	$105	$1	$2	$4

	Fidelity VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin U.S. Government Securities VIP Fund	Invesco Oppenheimer V.I. International Growth Fund

Investment Income:
Dividends Reinvested in Fund Shares	$3	$159	$405	$—

Expenses:
Mortality and Expense Risk Charges	—	249	248	—
Investment Income (Loss), Net	3	(90)	157	—
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	1,542	—	—
Realized Gains (Losses) on Sales of Investments, Net	—	437	(552)	—
Realized Gains (Losses) on Investments, Net	—	1,979	(552)	—
Net Change in Unrealized Appreciation
(Depreciation) on Investments	3	(401)	783	1
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	3	1,578	231	1
Net Increase (Decrease) in Net Assets From Operations	$6	$1,488	$388	$1
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2023
(In thousands)

	Invesco V.I. American Value Fund	Invesco V.I. Global Strategic Income Fund	JPMorgan Insurance Trust Core Bond Portfolio	LVIP JPMorgan Core Bond Fund
			(A)
Investment Income:
Dividends Reinvested in Fund Shares	$—	$—	$31	$20

Expenses:
Mortality and Expense Risk Charges	—	2	9	17
Investment Income (Loss), Net	—	(2)	22	3
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	5	—	—	—
Realized Gains (Losses) on Sales of Investments, Net	—	(3)	(255)	(10)
Realized Gains (Losses) on Investments, Net	5	(3)	(255)	(10)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(1)	12	294	6
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	4	9	39	(4)
Net Increase (Decrease) in Net Assets From Operations	$4	$7	$61	$(1)

	MFS International Intrinsic Value Portfolio	MFS VIT Total Return Bond Portfolio	MFS VIT Utilities Portfolio	PIMCO VIT Balanced Allocation Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$—	$154	$—	$552

Expenses:
Mortality and Expense Risk Charges	—	77	—	309
Investment Income (Loss), Net	—	77	—	243
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	3	—	—	—
Realized Gains (Losses) on Sales of Investments, Net	—	(209)	—	(472)
Realized Gains (Losses) on Investments, Net	3	(209)	—	(472)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	3	387	(1)	2,713
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	6	178	(1)	2,241
Net Increase (Decrease) in Net Assets From Operations	$6	$255	$(1)	$2,484
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2023
(In thousands)

	PIMCO VIT CommodityRealReturn Strategy Portfolio	PIMCO VIT Emerging Markets Bond Portfolio	PIMCO VIT Global Core Bond (Hedged) Portfolio	PIMCO VIT High Yield Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$227	$282	$204	$2,503

Expenses:
Mortality and Expense Risk Charges	33	83	146	702
Investment Income (Loss), Net	194	199	58	1,801
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	—	—	—
Realized Gains (Losses) on Sales of Investments, Net	(130)	(190)	(251)	(1,707)
Realized Gains (Losses) on Investments, Net	(130)	(190)	(251)	(1,707)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(208)	429	718	4,180
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(338)	239	467	2,473
Net Increase (Decrease) in Net Assets From Operations	$(144)	$438	$525	$4,274

	PIMCO VIT Long-Term U.S. Government Portfolio	PIMCO VIT Low Duration Portfolio	PIMCO VIT Real Return Portfolio	PIMCO VIT StocksPLUS Global Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$6	$6	$618	$211

Expenses:
Mortality and Expense Risk Charges	3	1	346	148
Investment Income (Loss), Net	3	5	272	63
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	—	—	—
Realized Gains (Losses) on Sales of Investments, Net	(14)	—	(667)	(298)
Realized Gains (Losses) on Investments, Net	(14)	—	(667)	(298)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	23	2	775	1,634
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	9	2	108	1,336
Net Increase (Decrease) in Net Assets From Operations	$12	$7	$380	$1,399
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2023
(In thousands)

	PIMCO VIT Total Return Portfolio	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price Equity Income Portfolio	Templeton Global Bond VIP Fund

Investment Income:
Dividends Reinvested in Fund Shares	$2,426	$—	$2	$—

Expenses:
Mortality and Expense Risk Charges	1,107	—	—	622
Investment Income (Loss), Net	1,319	—	2	(622)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	—	4	—
Realized Gains (Losses) on Sales of Investments, Net	(3,212)	1	(1)	(2,355)
Realized Gains (Losses) on Investments, Net	(3,212)	1	3	(2,355)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	4,599	1	3	3,374
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	1,387	2	6	1,019
Net Increase (Decrease) in Net Assets From Operations	$2,706	$2	$8	$397

Total All Funds

Investment Income:
Dividends Reinvested in Fund Shares	$50,660

Expenses:
Mortality and Expense Risk Charges	25,599
Investment Income (Loss), Net	25,061
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	48,183
Realized Gains (Losses) on Sales of Investments, Net	(82,529)
Realized Gains (Losses) on Investments, Net	(34,346)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	192,783
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	158,437
Net Increase (Decrease) in Net Assets From Operations	$183,498

(A)	Fund terminated in 2023. See Footnote 1 for further details.

See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2023
(In thousands)

The following open/available funds had no activity for the year or period ended December 31, 2023 and therefore, were not listed in the Statements of Operations:

BlackRock Equity Dividend V.I. Fund
Delaware Ivy VIP Asset Strategy Portfolio
Delaware Ivy VIP Energy Portfolio
Delaware Ivy VIP Natural Resources Portfolio
Delaware Ivy VIP Science and Technology Portfolio
Eaton Vance VT Floating-Rate Income Fund
Fidelity VIP Emerging Markets Portfolio
Invesco V.I. Balanced-Risk Allocation Fund
Lazard Retirement International Equity Portfolio
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio
T. Rowe Price Health Sciences Portfolio

See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2023 and 2022
(In thousands)

	AZL Balanced Index Strategy Fund		AZL DFA Five-Year Global Fixed Income Fund
	2023	2022	2023 (A)	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$10	$127	$5	$24
Realized Gains (Losses) on Investments, Net	1,188	1,664	(138)	(21)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,272	(6,554)	123	(87)
Net Increase (Decrease) in Net Assets From Operations	2,470	(4,763)	(10)	(84)
Contract Transactions-All Products
Purchase Payments	19	24	(170)	10
Transfers Between Funds or (to) from General Account	468	112	(690)	54
Surrenders and Terminations	(2,519)	(1,222)	(11)	(123)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	(2)	(2)	—	—
Rider Charge	(288)	(299)	6	(13)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(2,322)	(1,387)	(865)	(72)
Increase (Decrease) in Net Assets	148	(6,150)	(875)	(156)
Net Assets at Beginning of Period	22,982	29,132	875	1,031
Net Assets at End of Period	$23,130	$22,982	$—	$875
Changes in Units
Issued	29	7	1	7
Redeemed	(161)	(85)	(101)	(15)
Net Increase (Decrease)	(132)	(78)	(100)	(8)

	AZL DFA Multi-Strategy Fund		AZL Enhanced Bond Index Fund
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$788	$(367)	$10	$—
Realized Gains (Losses) on Investments, Net	4,798	6,490	(111)	(42)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,390	(16,808)	281	(703)
Net Increase (Decrease) in Net Assets From Operations	6,976	(10,685)	180	(745)
Contract Transactions-All Products
Purchase Payments	90	42	2	24
Transfers Between Funds or (to) from General Account	42	(1,549)	1,297	332
Surrenders and Terminations	(6,081)	(5,474)	(647)	(215)
Rescissions	(1)	—	—	—
Bonus (Recapture)	—	—	—	1
Contract Maintenance Charge	(6)	(6)	(1)	(1)
Rider Charge	(1,358)	(1,381)	(71)	(61)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(7,314)	(8,368)	580	80
Increase (Decrease) in Net Assets	(338)	(19,053)	760	(665)
Net Assets at Beginning of Period	65,986	85,039	4,262	4,927
Net Assets at End of Period	$65,648	$65,986	$5,022	$4,262
Changes in Units
Issued	7	2	125	33
Redeemed	(353)	(405)	(69)	(26)
Net Increase (Decrease)	(346)	(403)	56	7
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2023 and 2022
(In thousands)

	AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 1		AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 2
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$83	$4	$(16)	$(867)
Realized Gains (Losses) on Investments, Net	(150)	505	(2,198)	7,402
Net Change in Unrealized Appreciation
(Depreciation) on Investments	708	(1,596)	15,674	(29,907)
Net Increase (Decrease) in Net Assets From Operations	641	(1,087)	13,460	(23,372)
Contract Transactions-All Products
Purchase Payments	—	1	153	306
Transfers Between Funds or (to) from General Account	(4)	(7)	4,949	341
Surrenders and Terminations	(719)	(698)	(13,187)	(10,359)
Rescissions	—	—	—	(1)
Bonus (Recapture)	—	—	2	3
Contract Maintenance Charge	(2)	(3)	(19)	(19)
Rider Charge	—	—	(2,054)	(2,023)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(725)	(707)	(10,156)	(11,752)
Increase (Decrease) in Net Assets	(84)	(1,794)	3,304	(35,124)
Net Assets at Beginning of Period	5,374	7,168	115,499	150,623
Net Assets at End of Period	$5,290	$5,374	$118,803	$115,499
Changes in Units
Issued	—	—	294	36
Redeemed	(75)	(75)	(846)	(679)
Net Increase (Decrease)	(75)	(75)	(552)	(643)

	AZL Fidelity Institutional Asset Management Total Bond Fund Class 1		AZL Fidelity Institutional Asset Management Total Bond Fund Class 2
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$55	$22	$716	$132
Realized Gains (Losses) on Investments, Net	(60)	20	(444)	(31)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	63	(275)	459	(2,931)
Net Increase (Decrease) in Net Assets From Operations	58	(233)	731	(2,830)
Contract Transactions-All Products
Purchase Payments	—	—	41	17
Transfers Between Funds or (to) from General Account	(15)	(38)	2,928	895
Surrenders and Terminations	(333)	(68)	(1,893)	(2,500)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	1
Contract Maintenance Charge	(1)	(1)	(3)	(3)
Rider Charge	—	—	(188)	(177)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(349)	(107)	885	(1,767)
Increase (Decrease) in Net Assets	(291)	(340)	1,616	(4,597)
Net Assets at Beginning of Period	1,295	1,635	14,776	19,373
Net Assets at End of Period	$1,004	$1,295	$16,392	$14,776
Changes in Units
Issued	—	—	292	88
Redeemed	(36)	(10)	(210)	(260)
Net Increase (Decrease)	(36)	(10)	82	(172)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2023 and 2022
(In thousands)

	AZL Gateway Fund		AZL Government Money Market Fund
	2023 (A)	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$28	$(89)	$1,409	$11
Realized Gains (Losses) on Investments, Net	1,291	229	—	—
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(1,101)	(1,240)	—	—
Net Increase (Decrease) in Net Assets From Operations	218	(1,100)	1,409	11
Contract Transactions-All Products
Purchase Payments	—	—	249,906	187,478
Transfers Between Funds or (to) from General Account	(6,637)	(94)	(237,313)	(167,729)
Surrenders and Terminations	(79)	(468)	(17,149)	(15,573)
Rescissions	—	—	(734)	(461)
Bonus (Recapture)	—	—	—	18
Contract Maintenance Charge	—	—	(7)	(7)
Rider Charge	(36)	(158)	(381)	(496)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(6,752)	(720)	(5,678)	3,230
Increase (Decrease) in Net Assets	(6,534)	(1,820)	(4,269)	3,241
Net Assets at Beginning of Period	6,534	8,354	49,267	46,026
Net Assets at End of Period	$—	$6,534	$44,998	$49,267
Changes in Units
Issued	—	—	24,439	14,316
Redeemed	(494)	(51)	(24,439)	(14,057)
Net Increase (Decrease)	(494)	(51)	—	259

	AZL International Index Fund Class 1		AZL International Index Fund Class 2
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$131	$140	$19	$65
Realized Gains (Losses) on Investments, Net	28	172	295	537
Net Change in Unrealized Appreciation
(Depreciation) on Investments	548	(1,168)	1,726	(3,759)
Net Increase (Decrease) in Net Assets From Operations	707	(856)	2,040	(3,157)
Contract Transactions-All Products
Purchase Payments	1	—	1	42
Transfers Between Funds or (to) from General Account	410	3	2,308	(609)
Surrenders and Terminations	(429)	(259)	(1,926)	(2,309)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	(2)	(2)	(2)	(2)
Rider Charge	—	—	(20)	(37)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(20)	(258)	361	(2,915)
Increase (Decrease) in Net Assets	687	(1,114)	2,401	(6,072)
Net Assets at Beginning of Period	4,392	5,506	13,047	19,119
Net Assets at End of Period	$5,079	$4,392	$15,448	$13,047
Changes in Units
Issued	32	—	198	2
Redeemed	(32)	(21)	(150)	(234)
Net Increase (Decrease)	—	(21)	48	(232)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2023 and 2022
(In thousands)

	AZL MetWest Total Return Bond Fund		AZL Mid Cap Index Fund Class 1
	2023 (A)	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$78	$(9)	$150	$42
Realized Gains (Losses) on Investments, Net	(640)	(60)	370	1,306
Net Change in Unrealized Appreciation
(Depreciation) on Investments	556	(402)	(227)	(1,743)
Net Increase (Decrease) in Net Assets From Operations	(6)	(471)	293	(395)
Contract Transactions-All Products
Purchase Payments	—	16	—	—
Transfers Between Funds or (to) from General Account	(2,409)	200	(27)	—
Surrenders and Terminations	(27)	(202)	(206)	(281)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	(1)	(1)
Rider Charge	(8)	(41)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(2,444)	(27)	(234)	(282)
Increase (Decrease) in Net Assets	(2,450)	(498)	59	(677)
Net Assets at Beginning of Period	2,450	2,948	2,127	2,804
Net Assets at End of Period	$—	$2,450	$2,186	$2,127
Changes in Units
Issued	—	23	—	—
Redeemed	(265)	(25)	(14)	(17)
Net Increase (Decrease)	(265)	(2)	(14)	(17)

	AZL Mid Cap Index Fund Class 2		AZL Moderate Index Strategy Fund
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(210)	$(259)	$159	$458
Realized Gains (Losses) on Investments, Net	390	4,025	4,205	5,124
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,645	(7,228)	6,450	(25,355)
Net Increase (Decrease) in Net Assets From Operations	1,825	(3,462)	10,814	(19,773)
Contract Transactions-All Products
Purchase Payments	4	94	57	113
Transfers Between Funds or (to) from General Account	(784)	(1,855)	(1,238)	(748)
Surrenders and Terminations	(2,863)	(2,085)	(9,865)	(8,196)
Rescissions	—	—	—	(30)
Bonus (Recapture)	—	3	—	—
Contract Maintenance Charge	(2)	(2)	(11)	(12)
Rider Charge	(34)	(63)	(1,808)	(1,847)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(3,679)	(3,908)	(12,865)	(10,720)
Increase (Decrease) in Net Assets	(1,854)	(7,370)	(2,051)	(30,493)
Net Assets at Beginning of Period	16,019	23,389	90,713	121,206
Net Assets at End of Period	$14,165	$16,019	$88,662	$90,713
Changes in Units
Issued	—	3	2	5
Redeemed	(132)	(144)	(556)	(461)
Net Increase (Decrease)	(132)	(141)	(554)	(456)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2023 and 2022
(In thousands)

	AZL MSCI Emerging Markets Equity Index Class 1		AZL MSCI Emerging Markets Equity Index Class 2
	2023 (A)	2022	2023 (A)	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$18	$1	$111	$(38)
Realized Gains (Losses) on Investments, Net	27	19	(592)	(11)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(33)	(145)	565	(861)
Net Increase (Decrease) in Net Assets From Operations	12	(125)	84	(910)
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	(417)	—	(2,974)	137
Surrenders and Terminations	(6)	(57)	(50)	(343)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	(1)	(3)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(423)	(57)	(3,025)	(209)
Increase (Decrease) in Net Assets	(411)	(182)	(2,941)	(1,119)
Net Assets at Beginning of Period	411	593	2,941	4,060
Net Assets at End of Period	$—	$411	$—	$2,941
Changes in Units
Issued	—	—	—	16
Redeemed	(36)	(5)	(327)	(36)
Net Increase (Decrease)	(36)	(5)	(327)	(20)

	AZL MSCI Global Equity Index Fund Class 1		AZL MSCI Global Equity Index Fund Class 2
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$23	$8	$(39)	$(51)
Realized Gains (Losses) on Investments, Net	(71)	187	(81)	190
Net Change in Unrealized Appreciation
(Depreciation) on Investments	422	(695)	871	(1,294)
Net Increase (Decrease) in Net Assets From Operations	374	(500)	751	(1,155)
Contract Transactions-All Products
Purchase Payments	—	—	—	48
Transfers Between Funds or (to) from General Account	—	—	(312)	(226)
Surrenders and Terminations	(392)	(306)	(546)	(699)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	2
Contract Maintenance Charge	(1)	(1)	(1)	(1)
Rider Charge	—	—	(7)	(12)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(393)	(307)	(866)	(888)
Increase (Decrease) in Net Assets	(19)	(807)	(115)	(2,043)
Net Assets at Beginning of Period	1,883	2,690	4,058	6,101
Net Assets at End of Period	$1,864	$1,883	$3,943	$4,058
Changes in Units
Issued	—	—	—	3
Redeemed	(41)	(32)	(43)	(49)
Net Increase (Decrease)	(41)	(32)	(43)	(46)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2023 and 2022
(In thousands)

	AZL MVP Balanced Index Strategy Fund		AZL MVP DFA Multi-Strategy Fund
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(685)	$278	$(1,520)	$(48)
Realized Gains (Losses) on Investments, Net	608	2,162	559	571
Net Change in Unrealized Appreciation
(Depreciation) on Investments	8,158	(9,146)	15,662	(1,828)
Net Increase (Decrease) in Net Assets From Operations	8,081	(6,706)	14,701	(1,305)
Contract Transactions-All Products
Purchase Payments	520	489	294	65
Transfers Between Funds or (to) from General Account	53,762	(1,261)	139,846	(187)
Surrenders and Terminations	(10,226)	(2,902)	(10,913)	(447)
Rescissions	—	(1)	—	—
Bonus (Recapture)	—	—	—	2
Contract Maintenance Charge	(14)	(6)	(18)	(1)
Rider Charge	(1,313)	(579)	(2,292)	(148)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	42,729	(4,260)	126,917	(716)
Increase (Decrease) in Net Assets	50,810	(10,966)	141,618	(2,021)
Net Assets at Beginning of Period	32,062	43,028	8,031	10,052
Net Assets at End of Period	$82,872	$32,062	$149,649	$8,031
Changes in Units
Issued	3,782	30	11,866	5
Redeemed	(773)	(312)	(1,085)	(65)
Net Increase (Decrease)	3,009	(282)	10,781	(60)

	AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund		AZL MVP Fusion Balanced Fund
	2023	2022	2023 (A)	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$20	$(225)	$1,836	$489
Realized Gains (Losses) on Investments, Net	(77)	1,167	(12,606)	1,577
Net Change in Unrealized Appreciation
(Depreciation) on Investments	3,812	(5,603)	11,688	(13,328)
Net Increase (Decrease) in Net Assets From Operations	3,755	(4,661)	918	(11,262)
Contract Transactions-All Products
Purchase Payments	122	77	20	289
Transfers Between Funds or (to) from General Account	13,359	(440)	(53,697)	(399)
Surrenders and Terminations	(3,797)	(2,313)	(1,267)	(4,409)
Rescissions	—	—	—	(2)
Bonus (Recapture)	3	2	—	—
Contract Maintenance Charge	(7)	(5)	(2)	(11)
Rider Charge	(597)	(418)	(200)	(1,015)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	9,083	(3,097)	(55,146)	(5,547)
Increase (Decrease) in Net Assets	12,838	(7,758)	(54,228)	(16,809)
Net Assets at Beginning of Period	24,250	32,008	54,228	71,037
Net Assets at End of Period	$37,088	$24,250	$—	$54,228
Changes in Units
Issued	1,025	6	1	18
Redeemed	(328)	(225)	(3,590)	(363)
Net Increase (Decrease)	697	(219)	(3,589)	(345)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2023 and 2022
(In thousands)

	AZL MVP Fusion Conservative Fund		AZL MVP Fusion Moderate Fund
	2023 (A)	2022	2023 (A)	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$437	$175	$5,107	$1,059
Realized Gains (Losses) on Investments, Net	(2,918)	212	(29,063)	5,329
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,648	(3,276)	26,985	(37,233)
Net Increase (Decrease) in Net Assets From Operations	167	(2,889)	3,029	(30,845)
Contract Transactions-All Products
Purchase Payments	12	62	(563)	414
Transfers Between Funds or (to) from General Account	(13,795)	(1,742)	(140,981)	(1,111)
Surrenders and Terminations	(287)	(2,675)	(2,726)	(13,411)
Rescissions	—	—	—	(19)
Bonus (Recapture)	1	1	—	5
Contract Maintenance Charge	—	(2)	(5)	(23)
Rider Charge	(49)	(260)	(485)	(2,782)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(14,118)	(4,616)	(144,760)	(16,927)
Increase (Decrease) in Net Assets	(13,951)	(7,505)	(141,731)	(47,772)
Net Assets at Beginning of Period	13,951	21,456	141,731	189,503
Net Assets at End of Period	$—	$13,951	$—	$141,731
Changes in Units
Issued	1	5	3	25
Redeemed	(1,014)	(308)	(9,138)	(1,055)
Net Increase (Decrease)	(1,013)	(303)	(9,135)	(1,030)

	AZL MVP Global Balanced Index Strategy Fund		AZL MVP Growth Index Strategy Fund
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1,593	$982	$1,209	$569
Realized Gains (Losses) on Investments, Net	(1,462)	2,743	3,428	25,997
Net Change in Unrealized Appreciation
(Depreciation) on Investments	7,200	(18,215)	34,224	(83,297)
Net Increase (Decrease) in Net Assets From Operations	7,331	(14,490)	38,861	(56,731)
Contract Transactions-All Products
Purchase Payments	82	138	1,152	1,925
Transfers Between Funds or (to) from General Account	(745)	587	(1,821)	(1,132)
Surrenders and Terminations	(6,401)	(5,808)	(22,952)	(16,915)
Rescissions	—	(6)	—	(39)
Bonus (Recapture)	—	1	3	2
Contract Maintenance Charge	(12)	(12)	(29)	(30)
Rider Charge	(1,138)	(1,188)	(4,567)	(4,600)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(8,214)	(6,288)	(28,214)	(20,789)
Increase (Decrease) in Net Assets	(883)	(20,778)	10,647	(77,520)
Net Assets at Beginning of Period	64,732	85,510	272,658	350,178
Net Assets at End of Period	$63,849	$64,732	$283,305	$272,658
Changes in Units
Issued	5	54	58	104
Redeemed	(613)	(519)	(1,579)	(1,274)
Net Increase (Decrease)	(608)	(465)	(1,521)	(1,170)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2023 and 2022
(In thousands)

	AZL MVP Moderate Index Strategy Fund		AZL MVP T. Rowe Price Capital Appreciation Plus Fund
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$194	$244	$10,235	$9,881
Realized Gains (Losses) on Investments, Net	(131)	4,542	(765)	10,368
Net Change in Unrealized Appreciation
(Depreciation) on Investments	5,997	(15,511)	13,453	(49,351)
Net Increase (Decrease) in Net Assets From Operations	6,060	(10,725)	22,923	(29,102)
Contract Transactions-All Products
Purchase Payments	152	87	923	1,284
Transfers Between Funds or (to) from General Account	(773)	829	841	(568)
Surrenders and Terminations	(5,158)	(3,787)	(16,416)	(10,469)
Rescissions	—	(1)	—	(3)
Bonus (Recapture)	2	1	4	11
Contract Maintenance Charge	(8)	(8)	(17)	(17)
Rider Charge	(868)	(891)	(2,771)	(2,789)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(6,653)	(3,770)	(17,436)	(12,551)
Increase (Decrease) in Net Assets	(593)	(14,495)	5,487	(41,653)
Net Assets at Beginning of Period	50,798	65,293	155,416	197,069
Net Assets at End of Period	$50,205	$50,798	$160,903	$155,416
Changes in Units
Issued	9	52	97	77
Redeemed	(395)	(273)	(1,096)	(826)
Net Increase (Decrease)	(386)	(221)	(999)	(749)

	AZL Russell 1000 Growth Index Fund Class 1		AZL Russell 1000 Growth Index Fund Class 2
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$2	$(30)	$(306)	$(414)
Realized Gains (Losses) on Investments, Net	394	1,097	1,244	4,302
Net Change in Unrealized Appreciation
(Depreciation) on Investments	839	(2,542)	4,753	(12,136)
Net Increase (Decrease) in Net Assets From Operations	1,235	(1,475)	5,691	(8,248)
Contract Transactions-All Products
Purchase Payments	—	—	1	124
Transfers Between Funds or (to) from General Account	(6)	5	(1,920)	(754)
Surrenders and Terminations	(413)	(498)	(2,776)	(2,419)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	3
Contract Maintenance Charge	(1)	(1)	(2)	(2)
Rider Charge	—	—	(37)	(64)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(420)	(494)	(4,734)	(3,112)
Increase (Decrease) in Net Assets	815	(1,969)	957	(11,360)
Net Assets at Beginning of Period	3,113	5,082	16,409	27,769
Net Assets at End of Period	$3,928	$3,113	$17,366	$16,409
Changes in Units
Issued	—	—	—	2
Redeemed	(17)	(20)	(117)	(79)
Net Increase (Decrease)	(17)	(20)	(117)	(77)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2023 and 2022
(In thousands)

	AZL Russell 1000 Value Index Fund Class 1		AZL Russell 1000 Value Index Fund Class 2
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$304	$106	$(28)	$(186)
Realized Gains (Losses) on Investments, Net	897	1,967	727	2,160
Net Change in Unrealized Appreciation
(Depreciation) on Investments	125	(3,630)	792	(4,432)
Net Increase (Decrease) in Net Assets From Operations	1,326	(1,557)	1,491	(2,458)
Contract Transactions-All Products
Purchase Payments	—	—	2	22
Transfers Between Funds or (to) from General Account	(11)	(11)	(645)	(1,956)
Surrenders and Terminations	(1,328)	(1,354)	(2,356)	(2,467)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	(4)	(5)	(2)	(3)
Rider Charge	—	—	(33)	(65)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(1,343)	(1,370)	(3,034)	(4,469)
Increase (Decrease) in Net Assets	(17)	(2,927)	(1,543)	(6,927)
Net Assets at Beginning of Period	14,049	16,976	18,457	25,384
Net Assets at End of Period	$14,032	$14,049	$16,914	$18,457
Changes in Units
Issued	—	—	—	1
Redeemed	(86)	(90)	(125)	(186)
Net Increase (Decrease)	(86)	(90)	(125)	(185)

	AZL S&P 500 Index Fund		AZL Small Cap Stock Index Fund Class 1
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(276)	$(370)	$2	$(1)
Realized Gains (Losses) on Investments, Net	2,545	6,325	(19)	144
Net Change in Unrealized Appreciation
(Depreciation) on Investments	3,830	(14,551)	72	(279)
Net Increase (Decrease) in Net Assets From Operations	6,099	(8,596)	55	(136)
Contract Transactions-All Products
Purchase Payments	2	183	—	—
Transfers Between Funds or (to) from General Account	(2,708)	(1,771)	—	(1)
Surrenders and Terminations	(5,165)	(3,597)	(206)	(36)
Rescissions	—	(1)	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	(4)	(5)	—	—
Rider Charge	(64)	(118)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(7,939)	(5,309)	(206)	(37)
Increase (Decrease) in Net Assets	(1,840)	(13,905)	(151)	(173)
Net Assets at Beginning of Period	30,433	44,338	594	767
Net Assets at End of Period	$28,593	$30,433	$443	$594
Changes in Units
Issued	—	3	—	—
Redeemed	(299)	(207)	(13)	(3)
Net Increase (Decrease)	(299)	(204)	(13)	(3)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2023 and 2022
(In thousands)

	AZL Small Cap Stock Index Fund Class 2		AZL T. Rowe Price Capital Appreciation Fund
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(148)	$(204)	$(147)	$(299)
Realized Gains (Losses) on Investments, Net	479	2,331	1,996	3,032
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,107	(5,088)	625	(6,083)
Net Increase (Decrease) in Net Assets From Operations	1,438	(2,961)	2,474	(3,350)
Contract Transactions-All Products
Purchase Payments	2	75	2	2
Transfers Between Funds or (to) from General Account	192	(198)	(275)	(1,197)
Surrenders and Terminations	(1,481)	(1,112)	(2,719)	(3,367)
Rescissions	—	—	—	—
Bonus (Recapture)	—	1	—	—
Contract Maintenance Charge	(1)	(1)	(2)	(2)
Rider Charge	(11)	(14)	(15)	(31)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(1,299)	(1,249)	(3,009)	(4,595)
Increase (Decrease) in Net Assets	139	(4,210)	(535)	(7,945)
Net Assets at Beginning of Period	12,251	16,461	17,021	24,966
Net Assets at End of Period	$12,390	$12,251	$16,486	$17,021
Changes in Units
Issued	10	2	—	—
Redeemed	(68)	(54)	(103)	(166)
Net Increase (Decrease)	(58)	(52)	(103)	(166)

	ClearBridge Variable Aggressive Growth Portfolio		Columbia Variable Portfolio – Seligman Global Technology Fund
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$—	$(1)	$(1)
Realized Gains (Losses) on Investments, Net	3	—	2	10
Net Change in Unrealized Appreciation
(Depreciation) on Investments	3	(10)	15	(28)
Net Increase (Decrease) in Net Assets From Operations	6	(10)	16	(19)
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	—	—	1	—
Surrenders and Terminations	(1)	(5)	—	—
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(1)	(5)	1	—
Increase (Decrease) in Net Assets	5	(15)	17	(19)
Net Assets at Beginning of Period	22	37	38	57
Net Assets at End of Period	$27	$22	$55	$38
Changes in Units
Issued	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)	—	—	—	—
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2023 and 2022
(In thousands)

	Davis VA Financial Portfolio		Delaware Ivy VIP Growth Portfolio
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(2)	$(5)	$—	$—
Realized Gains (Losses) on Investments, Net	38	32	—	(7)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	69	(139)	1	(2)
Net Increase (Decrease) in Net Assets From Operations	105	(112)	1	(9)
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	(5)	(35)	9	—
Surrenders and Terminations	(49)	(53)	—	(24)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(54)	(88)	9	(24)
Increase (Decrease) in Net Assets	51	(200)	10	(33)
Net Assets at Beginning of Period	848	1,048	—	33
Net Assets at End of Period	$899	$848	$10	$—
Changes in Units
Issued	—	—	—	—
Redeemed	(2)	(5)	—	—
Net Increase (Decrease)	(2)	(5)	—	—

	Delaware Ivy VIP Mid Cap Growth Portfolio		Delaware Ivy VIP Natural Resources Portfolio
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$—	$—	$—
Realized Gains (Losses) on Investments, Net	1	(4)	—	—
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1	—	—	2
Net Increase (Decrease) in Net Assets From Operations	2	(4)	—	2
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	—	9	—	—
Surrenders and Terminations	—	(10)	—	(1)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	—	(1)	—	(1)
Increase (Decrease) in Net Assets	2	(5)	—	1
Net Assets at Beginning of Period	8	13	13	12
Net Assets at End of Period	$10	$8	$13	$13
Changes in Units
Issued	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)	—	—	—	—
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2023 and 2022
(In thousands)

	Fidelity VIP Emerging Markets Portfolio		Fidelity VIP Mid Cap Portfolio
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$—	$—	$—
Realized Gains (Losses) on Investments, Net	—	(1)	1	1
Net Change in Unrealized Appreciation
(Depreciation) on Investments	—	(4)	3	(9)
Net Increase (Decrease) in Net Assets From Operations	—	(5)	4	(8)
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	—	—	—	—
Surrenders and Terminations	—	(16)	—	(15)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	—	(16)	—	(15)
Increase (Decrease) in Net Assets	—	(21)	4	(23)
Net Assets at Beginning of Period	—	21	27	50
Net Assets at End of Period	$—	$—	$31	$27
Changes in Units
Issued	—	—	—	—
Redeemed	—	(1)	—	(1)
Net Increase (Decrease)	—	(1)	—	(1)

	Fidelity VIP Strategic Income Portfolio		Franklin Rising Dividends VIP Fund
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$3	$2	$(90)	$(105)
Realized Gains (Losses) on Investments, Net	—	(6)	1,979	2,640
Net Change in Unrealized Appreciation
(Depreciation) on Investments	3	(9)	(401)	(4,852)
Net Increase (Decrease) in Net Assets From Operations	6	(13)	1,488	(2,317)
Contract Transactions-All Products
Purchase Payments	—	—	—	1
Transfers Between Funds or (to) from General Account	18	—	3	(253)
Surrenders and Terminations	—	(47)	(1,910)	(1,604)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	(4)	(4)
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	18	(47)	(1,911)	(1,860)
Increase (Decrease) in Net Assets	24	(60)	(423)	(4,177)
Net Assets at Beginning of Period	56	116	15,356	19,533
Net Assets at End of Period	$80	$56	$14,933	$15,356
Changes in Units
Issued	—	—	—	—
Redeemed	—	(2)	(17)	(16)
Net Increase (Decrease)	—	(2)	(17)	(16)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2023 and 2022
(In thousands)

	Franklin U.S. Government Securities VIP Fund		Invesco Oppenheimer V.I. International Growth Fund
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$157	$128	$—	$—
Realized Gains (Losses) on Investments, Net	(552)	(605)	—	(6)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	783	(1,656)	1	(1)
Net Increase (Decrease) in Net Assets From Operations	388	(2,133)	1	(7)
Contract Transactions-All Products
Purchase Payments	4	4	—	—
Transfers Between Funds or (to) from General Account	656	107	—	—
Surrenders and Terminations	(2,065)	(2,743)	—	(16)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	(4)	(4)	—	—
Rider Charge	(163)	(181)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(1,572)	(2,817)	—	(16)
Increase (Decrease) in Net Assets	(1,184)	(4,950)	1	(23)
Net Assets at Beginning of Period	15,455	20,405	4	27
Net Assets at End of Period	$14,271	$15,455	$5	$4
Changes in Units
Issued	26	5	—	—
Redeemed	(91)	(114)	—	(1)
Net Increase (Decrease)	(65)	(109)	—	(1)

	Invesco V.I. American Value Fund		Invesco V.I. Global Strategic Income Fund
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$—	$(2)	$(2)
Realized Gains (Losses) on Investments, Net	5	2	(3)	(3)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(1)	(4)	12	(11)
Net Increase (Decrease) in Net Assets From Operations	4	(2)	7	(16)
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	—	11	—	—
Surrenders and Terminations	(2)	(20)	(10)	(8)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(2)	(9)	(10)	(8)
Increase (Decrease) in Net Assets	2	(11)	(3)	(24)
Net Assets at Beginning of Period	22	33	102	126
Net Assets at End of Period	$24	$22	$99	$102
Changes in Units
Issued	—	—	—	—
Redeemed	—	(1)	—	(1)
Net Increase (Decrease)	—	(1)	—	(1)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2023 and 2022
(In thousands)

	JPMorgan Insurance Trust Core Bond Portfolio		LVIP JPMorgan Core Bond Fund
	2023 (A)	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$22	$5	$3	$—
Realized Gains (Losses) on Investments, Net	(255)	(35)	(10)	—
Net Change in Unrealized Appreciation
(Depreciation) on Investments	294	(285)	6	—
Net Increase (Decrease) in Net Assets From Operations	61	(315)	(1)	—
Contract Transactions-All Products
Purchase Payments	1	10	—	—
Transfers Between Funds or (to) from General Account	(291)	169	1,681	—
Surrenders and Terminations	(1,633)	(288)	(205)	—
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	(7)	(29)	(18)	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(1,930)	(138)	1,458	—
Increase (Decrease) in Net Assets	(1,869)	(453)	1,457	—
Net Assets at Beginning of Period	1,869	2,322	—	—
Net Assets at End of Period	$—	$1,869	$1,457	$—
Changes in Units
Issued	—	14	132	—
Redeemed	(151)	(26)	(18)	—
Net Increase (Decrease)	(151)	(12)	114	—

	MFS International Intrinsic Value Portfolio		MFS VIT Total Return Bond Portfolio
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$—	$77	$56
Realized Gains (Losses) on Investments, Net	3	—	(209)	(32)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	3	(10)	387	(1,009)
Net Increase (Decrease) in Net Assets From Operations	6	(10)	255	(985)
Contract Transactions-All Products
Purchase Payments	—	—	14	16
Transfers Between Funds or (to) from General Account	—	22	360	284
Surrenders and Terminations	(3)	(17)	(1,066)	(532)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	1	1
Contract Maintenance Charge	—	—	(1)	(1)
Rider Charge	—	—	(70)	(72)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(3)	5	(762)	(304)
Increase (Decrease) in Net Assets	3	(5)	(507)	(1,289)
Net Assets at Beginning of Period	33	38	5,239	6,528
Net Assets at End of Period	$36	$33	$4,732	$5,239
Changes in Units
Issued	—	1	22	18
Redeemed	(1)	—	(66)	(35)
Net Increase (Decrease)	(1)	1	(44)	(17)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2023 and 2022
(In thousands)

	MFS VIT Utilities Portfolio		PIMCO VIT Balanced Allocation Portfolio
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$—	$243	$(129)
Realized Gains (Losses) on Investments, Net	—	—	(472)	1,845
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(1)	—	2,713	(6,153)
Net Increase (Decrease) in Net Assets From Operations	(1)	—	2,484	(4,437)
Contract Transactions-All Products
Purchase Payments	—	—	15	27
Transfers Between Funds or (to) from General Account	1	—	(394)	217
Surrenders and Terminations	—	—	(1,865)	(1,468)
Rescissions	—	—	—	(1)
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	(3)	(3)
Rider Charge	—	—	(428)	(415)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	1	—	(2,675)	(1,643)
Increase (Decrease) in Net Assets	—	—	(191)	(6,080)
Net Assets at Beginning of Period	7	7	19,943	26,023
Net Assets at End of Period	$7	$7	$19,752	$19,943
Changes in Units
Issued	—	—	1	21
Redeemed	—	—	(216)	(154)
Net Increase (Decrease)	—	—	(215)	(133)

	PIMCO VIT CommodityRealReturn Strategy Portfolio		PIMCO VIT Emerging Markets Bond Portfolio
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$194	$322	$199	$170
Realized Gains (Losses) on Investments, Net	(130)	(4)	(190)	(133)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(208)	(148)	429	(1,129)
Net Increase (Decrease) in Net Assets From Operations	(144)	170	438	(1,092)
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	139	(304)	(87)	248
Surrenders and Terminations	(203)	(131)	(356)	(409)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	(1)	(1)
Rider Charge	(2)	(2)	(75)	(76)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(66)	(437)	(519)	(238)
Increase (Decrease) in Net Assets	(210)	(267)	(81)	(1,330)
Net Assets at Beginning of Period	1,473	1,740	5,111	6,441
Net Assets at End of Period	$1,263	$1,473	$5,030	$5,111
Changes in Units
Issued	21	—	—	14
Redeemed	(31)	(53)	(31)	(29)
Net Increase (Decrease)	(10)	(53)	(31)	(15)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2023 and 2022
(In thousands)

	PIMCO VIT Global Core Bond (Hedged) Portfolio		PIMCO VIT High Yield Portfolio
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$58	$(4)	$1,801	$1,782
Realized Gains (Losses) on Investments, Net	(251)	(123)	(1,707)	(1,005)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	718	(1,330)	4,180	(7,669)
Net Increase (Decrease) in Net Assets From Operations	525	(1,457)	4,274	(6,892)
Contract Transactions-All Products
Purchase Payments	10	5	18	17
Transfers Between Funds or (to) from General Account	444	564	1,901	2,393
Surrenders and Terminations	(1,369)	(1,704)	(12,327)	(7,791)
Rescissions	—	(1)	—	(1)
Bonus (Recapture)	—	—	—	1
Contract Maintenance Charge	(2)	(2)	(9)	(9)
Rider Charge	(118)	(130)	(584)	(676)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(1,035)	(1,268)	(11,001)	(6,066)
Increase (Decrease) in Net Assets	(510)	(2,725)	(6,727)	(12,958)
Net Assets at Beginning of Period	9,135	11,860	47,773	60,731
Net Assets at End of Period	$8,625	$9,135	$41,046	$47,773
Changes in Units
Issued	49	61	81	103
Redeemed	(161)	(192)	(550)	(356)
Net Increase (Decrease)	(112)	(131)	(469)	(253)

	PIMCO VIT Long-Term U.S. Government Portfolio		PIMCO VIT Low Duration Portfolio
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$3	$2	$5	$2
Realized Gains (Losses) on Investments, Net	(14)	(18)	—	(2)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	23	(98)	2	(5)
Net Increase (Decrease) in Net Assets From Operations	12	(114)	7	(5)
Contract Transactions-All Products
Purchase Payments	1	—	—	—
Transfers Between Funds or (to) from General Account	65	14	—	83
Surrenders and Terminations	(24)	(16)	—	—
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	(1)	(1)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	41	(3)	—	83
Increase (Decrease) in Net Assets	53	(117)	7	78
Net Assets at Beginning of Period	257	374	162	84
Net Assets at End of Period	$310	$257	$169	$162
Changes in Units
Issued	3	—	—	5
Redeemed	(1)	—	—	—
Net Increase (Decrease)	2	—	—	5
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2023 and 2022
(In thousands)

	PIMCO VIT Real Return Portfolio		PIMCO VIT StocksPLUS Global Portfolio
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$272	$1,266	$63	$(63)
Realized Gains (Losses) on Investments, Net	(667)	(156)	(298)	1,567
Net Change in Unrealized Appreciation
(Depreciation) on Investments	775	(4,611)	1,634	(3,508)
Net Increase (Decrease) in Net Assets From Operations	380	(3,501)	1,399	(2,004)
Contract Transactions-All Products
Purchase Payments	29	40	—	1
Transfers Between Funds or (to) from General Account	1,400	894	(115)	62
Surrenders and Terminations	(4,623)	(2,384)	(746)	(829)
Rescissions	—	—	—	—
Bonus (Recapture)	1	1	—	—
Contract Maintenance Charge	(4)	(4)	(1)	(1)
Rider Charge	(302)	(322)	(2)	(4)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(3,499)	(1,775)	(864)	(771)
Increase (Decrease) in Net Assets	(3,119)	(5,276)	535	(2,775)
Net Assets at Beginning of Period	22,254	27,530	7,236	10,011
Net Assets at End of Period	$19,135	$22,254	$7,771	$7,236
Changes in Units
Issued	94	63	—	4
Redeemed	(332)	(170)	(51)	(52)
Net Increase (Decrease)	(238)	(107)	(51)	(48)

	PIMCO VIT Total Return Portfolio		T. Rowe Price Blue Chip Growth Portfolio
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1,319	$772	$—	$—
Realized Gains (Losses) on Investments, Net	(3,212)	(1,786)	1	—
Net Change in Unrealized Appreciation
(Depreciation) on Investments	4,599	(12,957)	1	(1)
Net Increase (Decrease) in Net Assets From Operations	2,706	(13,971)	2	(1)
Contract Transactions-All Products
Purchase Payments	79	69	—	—
Transfers Between Funds or (to) from General Account	4,380	4,157	—	7
Surrenders and Terminations	(13,810)	(9,237)	(8)	—
Rescissions	—	(4)	—	—
Bonus (Recapture)	1	2	—	—
Contract Maintenance Charge	(13)	(14)	—	—
Rider Charge	(994)	(1,090)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(10,357)	(6,117)	(8)	7
Increase (Decrease) in Net Assets	(7,651)	(20,088)	(6)	6
Net Assets at Beginning of Period	72,272	92,360	6	—
Net Assets at End of Period	$64,621	$72,272	$—	$6
Changes in Units
Issued	239	228	—	—
Redeemed	(825)	(530)	—	—
Net Increase (Decrease)	(586)	(302)	—	—
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2023 and 2022
(In thousands)

	T. Rowe Price Equity Income Portfolio		Templeton Global Bond VIP Fund
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$2	$1	$(622)	$(720)
Realized Gains (Losses) on Investments, Net	3	6	(2,355)	(3,115)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	3	(9)	3,374	751
Net Increase (Decrease) in Net Assets From Operations	8	(2)	397	(3,084)
Contract Transactions-All Products
Purchase Payments	—	—	3	49
Transfers Between Funds or (to) from General Account	—	43	2,646	367
Surrenders and Terminations	(10)	—	(6,929)	(6,820)
Rescissions	—	—	—	(1)
Bonus (Recapture)	—	—	—	1
Contract Maintenance Charge	—	—	(11)	(10)
Rider Charge	—	—	(571)	(614)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(10)	43	(4,862)	(7,028)
Increase (Decrease) in Net Assets	(2)	41	(4,465)	(10,112)
Net Assets at Beginning of Period	106	65	41,861	51,973
Net Assets at End of Period	$104	$106	$37,396	$41,861
Changes in Units
Issued	—	1	73	14
Redeemed	(1)	—	(209)	(192)
Net Increase (Decrease)	(1)	1	(136)	(178)

	Total All Funds
	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$25,061	$14,839
Realized Gains (Losses) on Investments, Net	(34,346)	102,793
Net Change in Unrealized Appreciation
(Depreciation) on Investments	192,783	(433,174)
Net Increase (Decrease) in Net Assets From Operations	183,498	(315,542)
Contract Transactions-All Products
Purchase Payments	253,001	193,690
Transfers Between Funds or (to) from General Account	(236,983)	(173,029)
Surrenders and Terminations	(204,729)	(165,611)
Rescissions	(735)	(572)
Bonus (Recapture)	18	63
Contract Maintenance Charge	(242)	(250)
Rider Charge	(24,023)	(25,185)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(213,693)	(170,894)
Increase (Decrease) in Net Assets	(30,195)	(486,436)
Net Assets at Beginning of Period	1,621,763	2,108,199
Net Assets at End of Period	$1,591,568	$1,621,763
Changes in Units
Issued	43,017	15,477
Redeemed	(51,573)	(24,643)
Net Increase (Decrease)	(8,556)	(9,166)

See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2023 and 2022
(In thousands)

(A)	Fund terminated in 2023. See Footnote 1 for further details.
(B)	Fund terminated in 2022. See Footnote 1 for further details.

The following open/available funds had no activity for the years or periods ended December 31, 2023 and 2022, and therefore, were not listed in the Statements of Changes in Net Assets:

BlackRock Equity Dividend V.I. Fund
Delaware Ivy VIP Asset Strategy Portfolio
Delaware Ivy VIP Energy Portfolio
Delaware Ivy VIP Science and Technology Portfolio
Eaton Vance VT Floating-Rate Income Fund
Franklin Multi-Asset Dynamic Multi-Strategy VIT Portfolio (B)
Invesco V.I. Balanced-Risk Allocation Fund
Lazard Retirement International Equity Portfolio
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio
T. Rowe Price Health Sciences Portfolio

See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2023

(1) Organization
Allianz Life of NY Variable Account C (Variable Account) is a segregated investment account of Allianz Life Insurance Company of New York (Allianz Life of New York) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (1940 Act), as amended. Allianz Life of New York applies the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) guidance of Topic 946, Financial Services - Investment Companies. The Variable Account was established by Allianz Life of New York on February 26, 1988, and commenced operations September 6, 1991. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life of New York and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life of New York. The assets of the Variable Account are equal to the reserves and other liabilities of the Variable Account. These assets are not chargeable with liabilities that arise from any other business Allianz Life of New York may conduct. Allianz Life of New York products offered under the Variable Account are listed below. The only product actively being marketed is Allianz Index Advantage New York.

•Allianz Advantage
•Allianz Charter II New York
•Allianz High Five New York
•Allianz Index Advantage New York
•Allianz Opportunity
•Valuemark II New York
•Allianz Valuemark IV New York
•Allianz Vision New York
•Allianz Retirement Advantage New York
•Allianz Retirement Pro New York

The Variable Account's subaccounts are invested, at net asset values, in one or more of the funds (investment options) in accordance with the selection made by the contractholder. The contractholder may have the option to invest in the fixed account or other index options in the General Account, based on the product features. The liabilities of the fixed account are included in the General Account, which is not registered as an investment company under the 1940 Act. Not all funds listed are available for all products. Some funds have been closed to accepting new money. Each multiple-class fund is presented on an aggregate basis, however, when mergers occur, the fund will be presented separately by class, to disclose which class received additional money. The funds and investment advisers are:

Fund	Investment Adviser
AZL Balanced Index Strategy Fund †	Allianz Investment Management, LLC
AZL DFA Multi-Strategy Fund †	Allianz Investment Management, LLC
AZL Enhanced Bond Index Fund *†	Allianz Investment Management, LLC
AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 1 †	Allianz Investment Management, LLC
AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 2 *†	Allianz Investment Management, LLC
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1 †	Allianz Investment Management, LLC
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2 *†	Allianz Investment Management, LLC
AZL Government Money Market Fund *†	Allianz Investment Management, LLC
AZL International Index Fund Class 1 †	Allianz Investment Management, LLC
AZL International Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL Mid Cap Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Mid Cap Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL Moderate Index Strategy Fund †	Allianz Investment Management, LLC
AZL MSCI Global Equity Index Fund Class 1 †	Allianz Investment Management, LLC
AZL MSCI Global Equity Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL MVP Balanced Index Strategy Fund †	Allianz Investment Management, LLC
AZL MVP DFA Multi-Strategy Fund †	Allianz Investment Management, LLC
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund †	Allianz Investment Management, LLC
AZL MVP Global Balanced Index Strategy Fund †	Allianz Investment Management, LLC

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2023

Fund	Investment Adviser
AZL MVP Growth Index Strategy Fund †	Allianz Investment Management, LLC
AZL MVP Moderate Index Strategy Fund †	Allianz Investment Management, LLC
AZL MVP T. Rowe Price Capital Appreciation Plus Fund †	Allianz Investment Management, LLC
AZL Russell 1000 Growth Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Russell 1000 Growth Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL Russell 1000 Value Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Russell 1000 Value Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL S&P 500 Index Fund *†	Allianz Investment Management, LLC
AZL Small Cap Stock Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Small Cap Stock Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL T. Rowe Price Capital Appreciation Fund *†	Allianz Investment Management, LLC
BlackRock Equity Dividend V.I. Fund *	BlackRock Advisors, LLC
ClearBridge Variable Aggressive Growth Portfolio	Franklin Advisers, Inc.
Columbia Variable Portfolio – Seligman Global Technology Fund	Columbia Management Investment Advisors, LLC
Davis VA Financial Portfolio	Davis Selected Advisers, L.P.
Delaware Ivy VIP Asset Strategy Portfolio *	Macquarie Asset Management
Delaware Ivy VIP Energy Portfolio *	Macquarie Asset Management
Delaware Ivy VIP Growth Portfolio *	Macquarie Asset Management
Delaware Ivy VIP Mid Cap Growth Portfolio *	Macquarie Asset Management
Delaware Ivy VIP Natural Resources Portfolio *	Macquarie Asset Management
Delaware Ivy VIP Science and Technology Portfolio *	Macquarie Asset Management
Eaton Vance VT Floating-Rate Income Fund *	Morgan Stanley Investment Management
Fidelity VIP Emerging Markets Portfolio	Fidelity Management & Research Company
Fidelity VIP Mid Cap Portfolio	Fidelity Management & Research Company
Fidelity VIP Strategic Income Portfolio	Fidelity Management & Research Company
Franklin Rising Dividends VIP Fund *	Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund *	Franklin Advisers, Inc.
Invesco Oppenheimer V.I. International Growth Fund *	Invesco Advisors, Inc.
Invesco V.I. American Value Fund *	Invesco Advisors, Inc.
Invesco V.I. Balanced-Risk Allocation Fund *	Invesco Advisors, Inc.
Invesco V.I. Global Strategic Income Fund	Invesco Advisors, Inc.
Lazard Retirement International Equity Portfolio *	Lazard Asset Management, LLC
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio *	Lazard Asset Management, LLC
LVIP JPMorgan Core Bond Fund *	Lincoln Financial Group
MFS International Intrinsic Value Portfolio *	Massachusetts Financial Services Company
MFS VIT Total Return Bond Portfolio *	Massachusetts Financial Services Company
MFS VIT Utilities Portfolio *	Massachusetts Financial Services Company
PIMCO VIT Balanced Allocation Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT CommodityRealReturn Strategy Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Emerging Markets Bond Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Global Core Bond (Hedged) Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT High Yield Portfolio †	Pacific Investment Management Company, LLC

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2023

Fund	Investment Adviser
PIMCO VIT Long-Term U.S. Government Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Low Duration Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Real Return Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT StocksPLUS Global Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Total Return Portfolio †	Pacific Investment Management Company, LLC
T. Rowe Price Blue Chip Growth Portfolio *	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income Portfolio *	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences Portfolio *	T. Rowe Price Associates, Inc.
Templeton Global Bond VIP Fund *	Franklin Advisers, Inc.
* Fund contains share classes which assess 12b-1 fees.
† The investment adviser of this fund is an affiliate of Allianz Life of New York and is paid an investment management fee by the fund.

During the years ended December 31, 2022 and 2023, there were no name changes.
During the years ended December 31, 2022 and 2023, the following funds were closed to new money:

Fund	Date Closed
Franklin Multi-Asset Dynamic Multi-Strategy VIT Portfolio	June 10, 2022
AZL DFA Five-Year Global Fixed Income Fund	March 10, 2023
AZL Gateway Fund	March 10, 2023
AZL MetWest Total Return Bond Fund	March 10, 2023
AZL MSCI Emerging Markets Equity Index Fund Class 1	March 10, 2023
AZL MSCI Emerging Markets Equity Index Fund Class 2	March 10, 2023
AZL MVP Fusion Balanced Fund	March 10, 2023
AZL MVP Fusion Conservative Fund	March 10, 2023
AZL MVP Fusion Moderate Fund	March 10, 2023
JPMorgan Insurance Trust Core Bond Portfolio	April 28, 2023

During the year ended December 31, 2023, the following fund was added as an available option. No new funds were added in 2022.

Fund	Date Opened
LVIP JPMorgan Core Bond Fund	April 28, 2023
During the years ended December 31, 2022 and 2023, the following funds were merged or replaced:

Closed Fund	Receiving Fund	Date Merged
Franklin Multi-Asset Dynamic Multi-Strategy VIT Portfolio	AZL MVP Fusion Moderate Fund	June 10, 2022
AZL DFA Five-Year Global Fixed Income Fund	AZL Enhanced Bond Index Fund	March 10, 2023
AZL Gateway Fund	AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 2	March 10, 2023
AZL MetWest Total Return Bond Fund	AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	March 10, 2023

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2023

Closed Fund	Receiving Fund	Date Merged
AZL MSCI Emerging Markets Equity Index Fund Class 1	AZL International Index Fund Class 1	March 10, 2023
AZL MSCI Emerging Markets Equity Index Fund Class 2	AZL International Index Fund Class 2	March 10, 2023
AZL MVP Fusion Balanced Fund	AZL MVP Balanced Index Strategy Fund	March 10, 2023
AZL MVP Fusion Conservative Fund	AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	March 10, 2023
AZL MVP Fusion Moderate Fund	AZL MVP DFA Multi-Strategy Fund	March 10, 2023
JPMorgan Insurance Trust Core Bond Portfolio	LVIP JPMorgan Core Bond Fund	April 28, 2023
Effective December 8, 2023, a 13:1 reverse split occurred for the AZL Mid Cap Index Fund Class 1. The effect of this transaction was to divide the number of outstanding shares of the fund by the split ratio, resulting in a corresponding increase in the net asset value per share. The shares presented in the Statements of Assets and Liabilities reflect this reverse split. There were no changes in the net assets, results of operations or total return as a result of this transaction.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2023

(2) Significant Accounting Policies
Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investment transactions are recorded by the Variable Account on the trade date. Investments of the Variable Account are valued each day the markets are open at fair value using net asset values provided by the investment advisers of the funds after the 4 PM Eastern Standard Time market close.

The Fair Value Measurement Topic of the FASB ASC establishes a fair value hierarchy that prioritizes the inputs used in the valuation techniques to measure fair value.

Level 1 -     Unadjusted quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date.

Level 2 –     Valuations derived from techniques that utilize observable inputs, other than quoted prices included in Level 1, which are observable for the asset or liability either directly or indirectly, such as:

(a)    Quoted prices for similar assets or liabilities in active markets.
(b)    Quoted prices for identical or similar assets or liabilities in markets that are not active.
(c)    Inputs other than quoted prices that are observable.
(d)    Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 -    Valuations derived from techniques in which the significant inputs are unobservable. Level 3 fair values reflect the Variable Account’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of December 31, 2023, all of the Variable Account’s investments are in funds for which quoted prices are available in an active market which the Variable Account has the ability to access. Therefore, all investments have been categorized as Level 1. The characterization of the underlying securities held by the funds are accounted for on a trade-date basis and are in accordance with the Fair Value Measurements and Disclosures topic of the FASB ASC.

Realized gains on investments include realized gain distributions received from the respective funds and gains on the sale of fund shares as determined by the average cost method. Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the funds are reinvested in additional shares of the funds and are recorded as income to the Variable Account on the ex-dividend date.

The cost of investments sold and the corresponding capital gains and losses are determined on a specific identification basis. Net investment income (loss) and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the fund as of the beginning of the valuation date.

Transfers between subaccounts, including the fixed account (net), include transfers of all or part of the contractholders' interest to or from another eligible subaccount, or from or to the fixed account option of the general account of Allianz Life of New York.

Contracts in Annuity Payment Period

Net assets allocated to contracts in the payout period are periodically compared to annuity reserves computed for currently payable contracts according to the 1983 and 2000 Individual Annuity Mortality Tables using an assumed investment return (AIR) equal to the AIR of the specific contracts, either 3%, 4.5% or 5%. The mortality risk is fully borne by Allianz Life of New York and may result in additional amounts reimbursed to Allianz Life of New York if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life of New York reimburses the Variable Account.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2023

(3) Related Party Charges, Expenses and Fees
Under the terms of the contracts, certain charges, expenses and fees are incurred by the contractholders to cover Allianz Life of New York's expenses in connection with the issuance and administration of the contracts. Following is a summary of these charges, expenses and fees for the period ended December 31, 2023:

Mortality and Expense Risk Charges
Allianz Life of New York assumes mortality and expense risks related to the operations of the Variable Account. These charges range from 0.35% to 3.55% annually during the accumulation phase, or from 1.25% to 1.90% annually during the annuity phase for variable annuity payments. These charges are deducted on a daily basis and assessed against the daily net asset value of each fund. These charges are assessed either through a reduction in subaccount accumulation unit values during the accumulation phase, or a reduction in subaccount annuity unit values during the annuity phase for contractholders that selected variable annuity payments.

Administrative Charges
A charge to cover administrative expenses of the Variable Account may be deducted from the Variable Account, depending on the contract. This annual charge of 0.15% is calculated and assessed daily as a percentage of each fund’s net asset value. This charge is assessed through a reduction in subaccount accumulation unit values during the accumulation phase, or a reduction in subaccount annuity unit values during the annuity phase for contractholders that selected variable annuity payments.

Contract Maintenance Charges
For certain contracts, an annual contract maintenance charge of $30 to $50 may be deducted to cover ongoing administrative expenses. These charges are assessed through the redemption of subaccount accumulation units during the accumulation phase, or a redemption in subaccount annuity unit values during the annuity phase if variable annuity payments are selected or a reduction in fixed annuity payments.

Withdrawal Charges
For certain contracts, a withdrawal charge (sometimes called a contingent deferred sales charge) is imposed as a percentage, with a range of 1.0% to 8.5%, of each purchase payment if the contract is surrendered or a partial withdrawal is taken during the withdrawal charge period. For certain contracts, a withdrawal charge may also apply during the annuity phase if there are liquidations of variable annuity payments under certain annuity options. These withdrawal charges are imposed as a percentage, with a range of 2.0% to 6.0% of the amount liquidated. These charges are assessed through the redemption of subaccount accumulation units during the accumulation phase, or a redemption in subaccount annuity units during the annuity phase.

Rider Charges
For certain contracts, optional benefit riders may be available for an additional charge to the contractholder. The rider charges for Investment Protector, Income Protector and Income Focus are deducted from the contract value.

•Investment Protector: 1.05% to 1.30%
•Income Protector: 1.00% to 1.70%
•Income Focus: 1.30%

Transfer Fee
A charge for transfers between funds may be imposed at a rate of up to $25 per transfer. These charges are deducted from the contract value.

Other Contract Charges
For certain contracts there are additional fees, as described below.
•Account Fee - ranges from 0.85% to 1.05% and are imposed as a percentage of the account’s guaranteed value and are assessed through the redemption of subaccount accumulation units during the accumulation phase.
•Product Fee - is 1.25% annually and is accrued on a daily basis as a percentage of the prior quarterly contract anniversary contract value adjusted for subsequent purchase payments and withdrawals. The fee is deducted from the contract value during the accumulation phase through the redemption of accumulation units.

Additional details on charges and fees can be found in the respective product prospectus.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2023

(4) Federal Income Taxes
Operations of the Variable Account form a part of Allianz Life of New York, which is taxed as a life insurance company under the Internal Revenue Code (the Code). Under current law, no federal income taxes are payable with respect to the Variable Account. Under the principles set forth in Internal Revenue Service Ruling 81-225 and Section 817(h) of the Code and regulations thereunder, Allianz Life of New York understands that it will be treated as owner of the assets invested in the Variable Account for federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in an annuitant's gross income until amounts are received pursuant to an annuity.

(5) Purchases and Sales of Investments (In thousands)
The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2023, are as follows:

	Cost of Purchases	Proceeds from Sales
AZL Balanced Index Strategy Fund	$2,858	$3,761
AZL DFA Five-Year Global Fixed Income Fund	173	1,034
AZL DFA Multi-Strategy Fund	8,176	8,875
AZL Enhanced Bond Index Fund	1,431	842
AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 1	184	827
AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 2	10,454	20,627
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	71	366
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	4,723	3,123
AZL Gateway Fund	3,698	6,857
AZL Government Money Market Fund	175,735	180,004
AZL International Index Fund Class 1	633	521
AZL International Index Fund Class 2	3,976	3,597
AZL MetWest Total Return Bond Fund	99	2,465
AZL Mid Cap Index Fund Class 1	765	264
AZL Mid Cap Index Fund Class 2	1,649	5,075
AZL Moderate Index Strategy Fund	9,605	15,877
AZL MSCI Emerging Markets Equity Index Class 1	115	425
AZL MSCI Emerging Markets Equity Index Class 2	805	3,050
AZL MSCI Global Equity Index Fund Class 1	55	420
AZL MSCI Global Equity Index Fund Class 2	353	1,252
AZL MVP Balanced Index Strategy Fund	57,424	14,571
AZL MVP DFA Multi-Strategy Fund	142,081	16,600
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	16,049	6,947
AZL MVP Fusion Balanced Fund	5,245	55,612
AZL MVP Fusion Conservative Fund	1,230	14,391
AZL MVP Fusion Moderate Fund	15,687	145,614
AZL MVP Global Balanced Index Strategy Fund	2,888	9,509
AZL MVP Growth Index Strategy Fund	14,701	36,375
AZL MVP Moderate Index Strategy Fund	2,097	7,879
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	17,801	25,002
AZL Russell 1000 Growth Index Fund Class 1	504	470
AZL Russell 1000 Growth Index Fund Class 2	1,885	5,808

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2023

	Cost of Purchases	Proceeds from Sales
AZL Russell 1000 Value Index Fund Class 1	$1,644	$1,610
AZL Russell 1000 Value Index Fund Class 2	2,294	4,452
AZL S&P 500 Index Fund	2,469	9,631
AZL Small Cap Stock Index Fund Class 1	51	216
AZL Small Cap Stock Index Fund Class 2	1,588	2,383
AZL T. Rowe Price Capital Appreciation Fund	3,896	4,912
BlackRock Equity Dividend V.I. Fund	—	—
ClearBridge Variable Aggressive Growth Portfolio	3	—
Columbia Variable Portfolio – Seligman Global Technology Fund	2	1
Davis VA Financial Portfolio	92	111
Delaware Ivy VIP Asset Strategy Portfolio	—	—
Delaware Ivy VIP Energy Portfolio	—	—
Delaware Ivy VIP Growth Portfolio	9	—
Delaware Ivy VIP Mid Cap Growth Portfolio	1	—
Delaware Ivy VIP Natural Resources Portfolio	—	1
Delaware Ivy VIP Science and Technology Portfolio	—	—
Eaton Vance VT Floating-Rate Income Fund	—	—
Fidelity VIP Emerging Markets Portfolio	—	—
Fidelity VIP Mid Cap Portfolio	1	—
Fidelity VIP Strategic Income Portfolio	21	—
Franklin Rising Dividends VIP Fund	1,778	2,237
Franklin U.S. Government Securities VIP Fund	1,424	2,839
Invesco Oppenheimer V.I. International Growth Fund	—	—
Invesco V.I. American Value Fund	5	1
Invesco V.I. Balanced-Risk Allocation Fund	—	—
Invesco V.I. Global Strategic Income Fund	—	11
JPMorgan Insurance Trust Core Bond Portfolio	36	1,944
Lazard Retirement International Equity Portfolio	—	—
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	—	—
LVIP JPMorgan Core Bond Fund	1,782	320
MFS International Intrinsic Value Portfolio	3	3
MFS VIT Total Return Bond Portfolio	539	1,224
MFS VIT Utilities Portfolio	1	—
PIMCO VIT Balanced Allocation Portfolio	753	3,185
PIMCO VIT CommodityRealReturn Strategy Portfolio	419	291
PIMCO VIT Emerging Markets Bond Portfolio	397	717
PIMCO VIT Global Core Bond (Hedged) Portfolio	997	1,973
PIMCO VIT High Yield Portfolio	5,725	14,925
PIMCO VIT Long-Term U.S. Government Portfolio	71	27
PIMCO VIT Low Duration Portfolio	6	1
PIMCO VIT Real Return Portfolio	2,251	5,478

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2023

	Cost of Purchases	Proceeds from Sales
PIMCO VIT StocksPLUS Global Portfolio	$361	$1,162
PIMCO VIT Total Return Portfolio	6,922	15,960
T. Rowe Price Blue Chip Growth Portfolio	—	7
T. Rowe Price Equity Income Portfolio	6	11
T. Rowe Price Health Sciences Portfolio	—	—
Templeton Global Bond VIP Fund	2,507	7,991

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2023

(6) Financial Highlights
A summary of units outstanding (in thousands), unit values, net assets (in thousands), ratios, and total returns for variable annuity contracts is as follows:

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
AZL Balanced Index Strategy Fund
2023	1,248	$15.36	to	$19.57	$23,130	1.81%	1.15%	to	3.55%	9.44%	to	11.65%
2022	1,380	$13.90	to	$17.53	$22,982	2.28%	1.15%	to	3.55%	(17.93)%	to	(16.27)%
2021	1,458	$16.89	to	$20.93	$29,132	1.78%	1.15%	to	3.55%	6.36%	to	8.52%
2020	1,549	$15.84	to	$19.60	$28,639	1.99%	1.15%	to	3.55%	8.48%	to	10.85%
2019	1,585	$14.57	to	$17.68	$26,578	2.24%	1.15%	to	3.55%	13.32%	to	15.78%
AZL DFA Multi-Strategy Fund
2023	2,923	$17.76	to	$23.76	$65,648	2.84%	1.15%	to	3.55%	9.45%	to	11.82%
2022	3,269	$16.21	to	$21.25	$65,986	1.12%	1.15%	to	3.55%	(14.37)%	to	(12.51)%
2021	3,672	$18.91	to	$24.29	$85,039	1.53%	1.15%	to	3.55%	10.01%	to	12.40%
2020	4,248	$17.17	to	$21.61	$87,949	3.12%	1.15%	to	3.55%	6.93%	to	9.26%
2019	4,765	$16.04	to	$19.77	$90,599	1.06%	1.15%	to	3.55%	12.68%	to	15.13%
AZL Enhanced Bond Index Fund
2023	470	$8.94	to	$10.99	$5,022	1.69%	—%	to	3.55%	3.10%	to	4.94%
2022	414	$9.38	to	$10.46	$4,262	1.51%	1.15%	to	2.20%	(15.56)%	to	(14.87)%
2021	407	$11.11	to	$12.29	$4,927	0.77%	1.15%	to	2.20%	(4.08)%	to	(3.30)%
2020	411	$11.58	to	$12.71	$5,142	2.34%	1.15%	to	2.20%	5.19%	to	6.05%
2019	409	$11.01	to	$11.98	$4,837	2.60%	1.15%	to	2.20%	6.02%	to	6.88%
AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 1
2023	525	$9.98	to	$10.01	$5,290	2.95%	1.40%	to	1.49%	12.55%	to	12.66%
2022	600	$8.87	to	$8.88	$5,374	1.45%	1.40%	to	1.49%	(15.66)%	to	(15.58)%
2021¹	675	$10.52	to	$10.52	$7,168	0.80%	1.40%	to	1.49%	5.18%	to	5.23%
AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 2
2023	6,159	$15.20	to	$24.00	$118,803	1.60%	—%	to	3.55%	10.07%	to	13.47%
2022	6,711	$13.80	to	$21.76	$115,499	0.94%	0.35%	to	3.55%	(17.53)%	to	(14.86)%
2021	7,354	$16.69	to	$26.30	$150,623	0.83%	0.35%	to	3.55%	4.27%	to	11.26%
2020	1,369	$15.45	to	$24.32	$25,460	2.48%	0.35%	to	3.55%	9.67%	to	13.07%
2019	1,518	$14.07	to	$22.13	$25,311	2.37%	0.35%	to	3.55%	13.35%	to	16.86%
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1
2023	97	$10.23	to	$10.30	$1,004	6.20%	1.40%	to	1.49%	5.34%	to	5.44%
2022	133	$9.71	to	$9.77	$1,295	2.91%	1.40%	to	1.49%	(14.48)%	to	(14.40)%
2021	143	$11.35	to	$11.41	$1,635	2.84%	1.40%	to	1.49%	(0.89)%	to	(0.81)%
2020	151	$11.46	to	$11.50	$1,739	3.67%	1.40%	to	1.49%	7.50%	to	7.60%
2019	175	$10.66	to	$10.69	$1,878	3.35%	1.40%	to	1.49%	8.93%	to	9.03%
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2
2023	1,593	$8.31	to	$12.43	$16,392	6.05%	—%	to	3.55%	2.97%	to	6.68%
2022	1,511	$8.07	to	$11.65	$14,776	2.45%	—%	to	3.55%	(16.38)%	to	(13.37)%
2021	1,683	$9.65	to	$13.45	$19,373	2.55%	—%	to	3.55%	(3.19)%	to	0.31%
2020	1,655	$9.97	to	$13.41	$19,319	3.13%	—%	to	3.55%	5.04%	to	8.84%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2023

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2019	1,876	$9.49	to	$12.01	$20,470	3.00%	—%	to	3.55%	6.43%	to	9.89%
AZL Government Money Market Fund
2023	4,517	$5.88	to	$13.76	$44,998	4.18%	—%	to	3.55%	0.65%	to	4.27%
2022	4,517	$5.84	to	$13.20	$49,267	0.79%	—%	to	3.55%	(2.74)%	to	0.77%
2021	4,258	$6.21	to	$13.10	$46,026	—%	—%	to	3.55%	(3.34)%	to	—%
2020	4,388	$6.23	to	$13.10	$45,883	0.16%	—%	to	3.55%	(3.30)%	to	0.21%
2019	3,184	$6.95	to	$13.07	$32,267	1.38%	—%	to	3.55%	(1.70)%	to	1.39%
AZL International Index Fund Class 1
2023	355	$13.03	to	$14.36	$5,079	4.21%	1.40%	to	2.75%	14.37%	to	15.92%
2022	355	$11.39	to	$12.39	$4,392	4.60%	1.40%	to	2.75%	(16.57)%	to	(15.44)%
2021	376	$13.66	to	$14.65	$5,506	2.54%	1.40%	to	2.75%	7.79%	to	9.26%
2020	403	$12.67	to	$13.41	$5,410	5.07%	1.40%	to	2.75%	4.74%	to	6.16%
2019	438	$12.09	to	$12.63	$5,550	3.69%	1.40%	to	2.75%	18.37%	to	19.98%
AZL International Index Fund Class 2
2023	1,138	$11.81	to	$24.37	$15,448	2.46%	—%	to	3.55%	13.25%	to	16.93%
2022	1,090	$10.40	to	$20.84	$13,047	2.65%	—%	to	3.55%	(17.49)%	to	(14.82)%
2021	1,322	$12.57	to	$24.47	$19,119	1.46%	—%	to	3.55%	6.69%	to	10.16%
2020	1,579	$11.76	to	$22.21	$21,214	3.11%	—%	to	3.55%	3.65%	to	7.03%
2019	1,801	$11.31	to	$20.75	$23,105	2.26%	—%	to	3.55%	17.21%	to	21.02%
AZL Mid Cap Index Fund Class 1
2023	118	$18.19	to	$18.31	$2,186	8.51%	1.40%	to	1.49%	14.45%	to	14.55%
2022	132	$15.89	to	$15.98	$2,127	3.23%	1.40%	to	1.49%	(14.62)%	to	(14.54)%
2021	149	$18.61	to	$18.70	$2,804	2.59%	1.40%	to	1.49%	22.19%	to	22.30%
2020	167	$15.23	to	$15.29	$2,577	3.98%	1.40%	to	1.49%	13.12%	to	13.22%
2019	176	$13.47	to	$13.51	$2,401	3.09%	1.40%	to	1.49%	23.62%	to	23.73%
AZL Mid Cap Index Fund Class 2
2023	485	$24.67	to	$54.63	$14,165	0.70%	—%	to	3.55%	11.85%	to	15.48%
2022	617	$21.97	to	$47.30	$16,019	0.68%	—%	to	3.55%	(16.56)%	to	(13.85)%
2021	758	$26.23	to	$54.91	$23,389	0.68%	—%	to	3.55%	19.35%	to	23.23%
2020	978	$21.89	to	$44.56	$25,166	1.15%	—%	to	3.55%	10.52%	to	14.13%
2019	1,171	$19.72	to	$39.04	$26,961	1.02%	—%	to	3.55%	20.91%	to	24.84%
AZL Moderate Index Strategy Fund
2023	3,581	$18.26	to	$32.63	$88,662	1.91%	—%	to	3.55%	10.99%	to	14.42%
2022	4,135	$16.44	to	$28.52	$90,713	2.19%	—%	to	3.55%	(18.19)%	to	(15.67)%
2021	4,591	$20.07	to	$33.81	$121,206	0.88%	—%	to	3.55%	8.31%	to	11.67%
2020	1,447	$18.51	to	$30.28	$34,602	1.99%	0.35%	to	3.55%	9.06%	to	12.44%
2019	1,579	$16.96	to	$26.93	$34,102	2.37%	0.35%	to	3.55%	15.34%	to	18.91%
AZL MSCI Global Equity Index Fund Class 1
2023	173	$10.73	to	$10.75	$1,864	2.62%	1.40%	to	1.49%	21.84%	to	21.95%
2022	214	$8.81	to	$8.82	$1,883	1.74%	1.40%	to	1.49%	(19.29)%	to	(19.22)%
2021¹	246	$10.91	to	$10.92	$2,690	1.20%	1.40%	to	1.49%	9.12%	to	9.17%
AZL MSCI Global Equity Index Fund Class 2
2023	185	$17.93	to	$28.25	$3,943	1.24%	0.35%	to	3.55%	19.26%	to	22.94%
2022	228	$14.73	to	$22.98	$4,058	1.07%	0.35%	to	3.55%	(21.08)%	to	(18.52)%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2023

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2021	274	$18.67	to	$28.20	$6,101	1.31%	0.35%	to	3.55%	6.16%	to	20.76%
2020	16	$18.72	to	$23.35	$324	0.72%	0.35%	to	2.20%	12.87%	to	14.95%
2019	27	$16.59	to	$20.31	$495	1.61%	0.35%	to	2.20%	24.52%	to	26.81%
AZL MVP Balanced Index Strategy Fund
2023	5,202	$12.79	to	$19.22	$82,872	0.61%	—%	to	3.55%	9.09%	to	12.85%
2022	2,193	$12.18	to	$17.03	$32,062	2.15%	—%	to	3.55%	(17.42)%	to	(14.87)%
2021	2,475	$14.75	to	$20.00	$43,028	1.75%	—%	to	3.55%	6.72%	to	10.02%
2020	2,636	$14.39	to	$18.18	$42,195	1.99%	—%	to	3.55%	3.25%	to	5.98%
2019	2,773	$13.94	to	$17.15	$42,359	2.07%	—%	to	3.55%	13.92%	to	16.92%
AZL MVP DFA Multi-Strategy Fund
2023	11,465	$11.45	to	$13.58	$149,649	0.19%	0.35%	to	3.55%	10.79%	to	12.13%
2022	684	$11.14	to	$11.85	$8,031	0.97%	1.15%	to	2.20%	(13.67)%	to	(12.97)%
2021	744	$12.90	to	$13.62	$10,052	1.25%	1.15%	to	2.20%	11.27%	to	12.17%
2020	791	$11.60	to	$12.14	$9,557	3.01%	1.15%	to	2.20%	1.51%	to	2.34%
2019	824	$11.42	to	$11.86	$9,738	0.97%	1.15%	to	2.20%	13.29%	to	14.21%
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
2023	2,507	$9.77	to	$15.10	$37,088	1.58%	0.35%	to	3.55%	10.18%	to	11.38%
2022	1,810	$12.47	to	$13.59	$24,250	0.69%	1.15%	to	2.20%	(15.68)%	to	(15.00)%
2021	2,029	$14.79	to	$15.99	$32,008	2.49%	1.15%	to	2.20%	8.66%	to	9.54%
2020	2,295	$13.61	to	$14.60	$33,097	2.74%	1.15%	to	2.20%	4.83%	to	5.68%
2019	2,473	$12.98	to	$13.81	$33,814	3.99%	1.15%	to	2.20%	13.72%	to	14.64%
AZL MVP Global Balanced Index Strategy Fund
2023	4,452	$13.20	to	$14.54	$63,849	3.99%	1.15%	to	2.20%	11.38%	to	12.28%
2022	5,060	$11.85	to	$12.95	$64,732	2.87%	1.15%	to	2.20%	(17.92)%	to	(17.25)%
2021	5,525	$14.44	to	$15.65	$85,510	1.47%	1.15%	to	2.20%	5.70%	to	6.56%
2020	6,071	$13.66	to	$14.69	$88,279	9.17%	1.15%	to	2.20%	5.45%	to	6.31%
2019	6,816	$12.95	to	$13.82	$93,339	1.72%	1.15%	to	2.20%	13.67%	to	14.59%
AZL MVP Growth Index Strategy Fund
2023	14,248	$15.63	to	$23.91	$283,305	1.97%	—%	to	3.55%	12.75%	to	16.81%
2022	15,769	$13.86	to	$20.47	$272,658	1.72%	—%	to	3.55%	(18.05)%	to	(15.10)%
2021	16,939	$16.92	to	$24.11	$350,178	1.72%	—%	to	3.55%	12.34%	to	16.40%
2020	18,004	$15.06	to	$20.71	$324,506	1.88%	—%	to	3.55%	1.07%	to	4.73%
2019	18,956	$14.90	to	$19.78	$330,885	2.26%	—%	to	3.55%	16.32%	to	20.52%
AZL MVP Moderate Index Strategy Fund
2023	2,741	$16.94	to	$18.66	$50,205	1.92%	1.15%	to	2.20%	12.10%	to	13.01%
2022	3,127	$15.11	to	$16.51	$50,798	1.98%	1.15%	to	2.20%	(17.22)%	to	(16.55)%
2021	3,348	$18.25	to	$19.79	$65,293	1.80%	1.15%	to	2.20%	10.01%	to	10.91%
2020	3,762	$16.59	to	$17.84	$66,231	1.92%	1.15%	to	2.20%	4.12%	to	4.97%
2019	3,679	$15.93	to	$17.00	$61,833	2.12%	1.15%	to	2.20%	16.06%	to	17.00%
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
2023	8,611	$17.47	to	$18.94	$160,903	7.98%	1.15%	to	2.20%	14.81%	to	15.74%
2022	9,610	$15.21	to	$16.36	$155,416	7.35%	1.15%	to	2.20%	(15.58)%	to	(14.90)%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2023

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2021	10,359	$18.02	to	$19.22	$197,069	3.51%	1.15%	to	2.20%	14.49%	to	15.42%
2020	10,944	$15.74	to	$16.66	$180,567	2.83%	1.15%	to	2.20%	5.66%	to	6.53%
2019	11,175	$14.90	to	$15.64	$173,290	1.89%	1.15%	to	2.20%	18.75%	to	19.71%
AZL Russell 1000 Growth Index Fund Class 1
2023	137	$28.30	to	$28.48	$3,928	1.44%	1.40%	to	1.49%	40.94%	to	41.07%
2022	154	$20.08	to	$20.19	$3,113	0.61%	1.40%	to	1.49%	(30.49)%	to	(30.43)%
2021	174	$28.89	to	$29.02	$5,082	0.70%	1.40%	to	1.49%	25.26%	to	25.37%
2020	185	$23.06	to	$23.15	$4,288	1.17%	1.40%	to	1.49%	36.97%	to	37.10%
2019	194	$16.84	to	$16.89	$3,289	1.37%	1.40%	to	1.49%	33.53%	to	33.65%
AZL Russell 1000 Growth Index Fund Class 2
2023	381	$36.45	to	$60.85	$17,366	0.36%	—%	to	3.55%	37.73%	to	42.20%
2022	498	$26.47	to	$42.80	$16,409	0.06%	—%	to	3.55%	(32.04)%	to	(29.84)%
2021	575	$38.95	to	$61.00	$27,769	0.25%	—%	to	3.55%	22.45%	to	26.43%
2020	714	$31.81	to	$48.25	$27,959	0.54%	—%	to	3.55%	33.74%	to	38.10%
2019	936	$23.78	to	$34.94	$27,265	0.74%	—%	to	3.55%	30.56%	to	34.81%
AZL Russell 1000 Value Index Fund Class 1
2023	833	$15.17	to	$16.72	$14,032	3.62%	1.40%	to	2.75%	8.67%	to	10.14%
2022	919	$13.96	to	$15.18	$14,049	2.11%	1.40%	to	2.75%	(10.37)%	to	(9.16)%
2021	1,009	$15.58	to	$16.71	$16,976	2.06%	1.40%	to	2.75%	21.17%	to	22.82%
2020	866	$12.85	to	$13.61	$11,950	3.08%	1.40%	to	2.75%	(0.53)%	to	0.83%
2019	935	$12.92	to	$13.50	$12,802	2.88%	1.40%	to	2.75%	22.71%	to	24.37%
AZL Russell 1000 Value Index Fund Class 2
2023	701	$20.10	to	$32.24	$16,914	1.98%	—%	to	3.55%	7.95%	to	11.17%
2022	826	$17.95	to	$29.00	$18,457	1.20%	—%	to	3.55%	(11.37)%	to	(8.50)%
2021	1,011	$20.25	to	$31.69	$25,384	1.42%	—%	to	3.55%	19.92%	to	23.82%
2020	742	$17.55	to	$25.60	$15,543	1.98%	—%	to	3.55%	(1.26)%	to	1.65%
2019	847	$17.77	to	$25.18	$17,797	1.93%	—%	to	3.55%	21.84%	to	25.42%
AZL S&P 500 Index Fund
2023	1,002	$23.59	to	$41.32	$28,593	1.18%	—%	to	3.55%	21.31%	to	25.24%
2022	1,301	$19.40	to	$33.00	$30,433	1.03%	—%	to	3.55%	(21.34)%	to	(18.79)%
2021	1,505	$24.60	to	$40.63	$44,338	0.99%	—%	to	3.55%	23.65%	to	27.67%
2020	1,930	$19.85	to	$31.83	$45,615	1.62%	—%	to	3.55%	13.39%	to	17.09%
2019	2,187	$17.46	to	$27.18	$45,078	1.48%	0.35%	to	3.55%	26.32%	to	30.43%
AZL Small Cap Stock Index Fund Class 1
2023	26	$15.98	to	$17.62	$443	1.95%	1.40%	to	2.75%	12.51%	to	14.04%
2022	39	$14.20	to	$15.45	$594	1.58%	1.40%	to	2.75%	(18.71)%	to	(17.61)%
2021	42	$17.47	to	$18.75	$767	1.16%	1.40%	to	2.75%	22.94%	to	24.62%
2020	45	$14.21	to	$15.05	$674	1.94%	1.40%	to	2.75%	7.96%	to	9.43%
2019	51	$13.16	to	$13.75	$691	1.60%	1.40%	to	2.75%	19.10%	to	20.71%
AZL Small Cap Stock Index Fund Class 2
2023	503	$20.84	to	$34.09	$12,390	1.01%	—%	to	3.55%	11.35%	to	14.96%
2022	561	$18.67	to	$29.65	$12,251	0.77%	—%	to	3.55%	(19.55)%	to	(16.94)%
2021	613	$23.15	to	$35.70	$16,461	0.64%	—%	to	3.55%	21.65%	to	25.60%
2020	726	$18.98	to	$28.42	$15,859	1.10%	—%	to	3.55%	6.84%	to	10.32%
2019	799	$17.72	to	$25.76	$16,165	0.92%	—%	to	3.55%	17.93%	to	21.77%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2023

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
AZL T. Rowe Price Capital Appreciation Fund
2023	571	$22.97	to	$44.17	$16,486	1.33%	0.35%	to	3.55%	14.35%	to	18.06%
2022	674	$20.04	to	$37.42	$17,021	0.65%	0.35%	to	3.55%	(15.15)%	to	(12.40)%
2021	840	$23.55	to	$42.71	$24,966	0.96%	0.35%	to	3.55%	14.00%	to	17.71%
2020	920	$20.61	to	$36.28	$23,850	1.36%	0.35%	to	3.55%	13.37%	to	17.07%
2019	1,071	$18.13	to	$30.99	$24,132	2.07%	0.35%	to	3.55%	20.04%	to	23.95%
ClearBridge Variable Aggressive Growth Portfolio
2023	1	$30.79	to	$30.79	$27	0.07%	0.35%	to	0.35%	23.70%	to	23.70%
2022	1	$24.89	to	$24.89	$22	—%	0.35%	to	0.35%	(26.84)%	to	(26.84)%
2021	1	$34.03	to	$34.03	$37	0.18%	0.35%	to	0.35%	9.66%	to	9.66%
2020	2	$31.03	to	$31.03	$57	0.45%	0.35%	to	0.35%	17.32%	to	17.32%
2019	3	$26.45	to	$26.45	$81	0.77%	0.35%	to	0.35%	24.31%	to	24.31%
Columbia Variable Portfolio – Seligman Global Technology Fund
2023	1	$55.25	to	$55.25	$55	—%	1.49%	to	1.49%	43.14%	to	43.14%
2022	1	$38.60	to	$38.60	$38	—%	1.49%	to	1.49%	(32.73)%	to	(32.73)%
2021	1	$57.38	to	$57.38	$57	0.40%	1.49%	to	1.49%	36.97%	to	36.97%
2020	1	$41.89	to	$41.89	$42	—%	1.49%	to	1.49%	44.02%	to	44.02%
2019	1	$29.09	to	$29.09	$29	—%	1.49%	to	1.49%	53.02%	to	53.02%
Davis VA Financial Portfolio
2023	35	$20.46	to	$35.51	$899	2.14%	1.15%	to	3.55%	11.45%	to	13.69%
2022	37	$18.24	to	$31.23	$848	1.77%	1.15%	to	3.55%	(11.58)%	to	(9.80)%
2021	42	$20.50	to	$34.62	$1,048	1.39%	1.15%	to	3.55%	26.17%	to	28.72%
2020	46	$16.14	to	$26.90	$906	1.53%	1.15%	to	3.55%	(9.14)%	to	(7.30)%
2019	48	$17.65	to	$29.02	$1,020	1.34%	1.15%	to	3.55%	21.65%	to	24.11%
Delaware Ivy VIP Growth Portfolio
2023	—	$488.86	to	$488.86	$10	—%	0.35%	to	0.35%	37.44%	to	37.44%
2022	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2021	—	$490.22	to	$490.22	$33	—%	0.35%	to	0.35%	29.57%	to	29.57%
2020	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2019	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
Delaware Ivy VIP Mid Cap Growth Portfolio
2023	—	$68.43	to	$68.43	$10	—%	0.35%	to	0.35%	19.20%	to	19.20%
2022	—	$57.41	to	$57.41	$8	—%	0.35%	to	0.35%	(31.03)%	to	(31.03)%
2021	—	$83.24	to	$83.24	$13	—%	0.35%	to	0.35%	15.95%	to	15.95%
2020	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2019	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
Delaware Ivy VIP Natural Resources Portfolio
2023	1	$13.97	to	$13.97	$13	2.53%	0.35%	to	0.35%	1.23%	to	1.23%
2022	1	$13.80	to	$13.80	$13	1.63%	0.35%	to	0.35%	17.36%	to	17.36%
2021	1	$11.76	to	$11.76	$12	1.60%	0.35%	to	0.35%	26.24%	to	26.24%
2020	1	$9.31	to	$9.31	$9	—%	0.35%	to	0.35%	(12.30)%	to	(12.30)%
2019	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
Eaton Vance VT Floating-Rate Income Fund

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2023

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2023	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2022	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2021	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2020	—	$—	to	$—	$—	5.61%	0.35%	to	0.35%	—%	to	—%
2019	14	$17.52	to	$17.52	$238	4.31%	0.35%	to	0.35%	6.71%	to	6.71%
Fidelity VIP Emerging Markets Portfolio
2023	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2022	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2021	1	$16.80	to	$16.80	$21	1.80%	0.35%	to	0.35%	(2.75)%	to	(2.75)%
2020	1	$17.27	to	$17.27	$23	0.61%	0.35%	to	0.35%	30.42%	to	30.42%
2019	2	$13.24	to	$13.24	$23	1.27%	0.35%	to	0.35%	28.74%	to	28.74%
Fidelity VIP Mid Cap Portfolio
2023	—	$93.12	to	$93.12	$31	0.40%	0.35%	to	0.35%	14.40%	to	14.40%
2022	—	$81.40	to	$81.40	$27	0.19%	0.35%	to	0.35%	(15.26)%	to	(15.26)%
2021	1	$96.06	to	$96.06	$50	0.25%	0.35%	to	0.35%	24.87%	to	24.87%
2020	1	$76.93	to	$76.93	$63	0.43%	0.35%	to	0.35%	17.45%	to	17.45%
2019	1	$65.50	to	$65.50	$46	0.69%	0.35%	to	0.35%	22.74%	to	22.74%
Fidelity VIP Strategic Income Portfolio
2023	3	$23.35	to	$23.35	$80	5.34%	0.35%	to	0.35%	8.80%	to	8.80%
2022	3	$21.46	to	$21.46	$56	2.45%	0.35%	to	0.35%	(11.83)%	to	(11.83)%
2021	5	$24.34	to	$24.34	$116	3.83%	0.35%	to	0.35%	3.17%	to	3.17%
2020	3	$23.59	to	$23.59	$62	3.14%	0.35%	to	0.35%	6.78%	to	6.78%
2019	3	$22.09	to	$22.09	$58	3.24%	0.35%	to	0.35%	10.27%	to	10.27%
Franklin Rising Dividends VIP Fund
2023	126	$81.08	to	$185.04	$14,933	1.05%	0.35%	to	2.75%	9.04%	to	11.68%
2022	143	$74.36	to	$165.69	$15,356	0.99%	0.35%	to	2.75%	(12.99)%	to	(10.88)%
2021	159	$85.46	to	$185.92	$19,533	0.98%	0.35%	to	2.75%	23.35%	to	26.35%
2020	172	$69.28	to	$147.15	$16,902	1.40%	0.35%	to	2.75%	12.82%	to	15.56%
2019	192	$61.41	to	$127.33	$16,450	1.42%	0.35%	to	2.75%	25.73%	to	28.78%
Franklin U.S. Government Securities VIP Fund
2023	571	$14.28	to	$38.84	$14,271	2.73%	—%	to	3.55%	1.08%	to	4.10%
2022	636	$14.13	to	$37.31	$15,455	2.41%	—%	to	3.55%	(12.67)%	to	(10.07)%
2021	745	$16.18	to	$41.48	$20,405	2.47%	—%	to	3.55%	(5.01)%	to	(2.17)%
2020	830	$17.12	to	$42.40	$23,452	3.41%	—%	to	3.55%	0.55%	to	3.47%
2019	889	$17.03	to	$40.98	$24,617	2.94%	—%	to	3.55%	1.92%	to	4.86%
Invesco Oppenheimer V.I. International Growth Fund
2023	—	$32.20	to	$32.20	$5	0.31%	0.35%	to	0.35%	20.22%	to	20.22%
2022	—	$26.79	to	$26.79	$4	—%	0.35%	to	0.35%	(27.42)%	to	(27.42)%
2021	1	$36.91	to	$36.91	$27	—%	0.35%	to	0.35%	9.74%	to	9.74%
2020	—	$33.63	to	$33.63	$6	0.66%	0.35%	to	0.35%	20.62%	to	20.62%
2019	—	$27.89	to	$27.89	$5	0.34%	0.35%	to	0.35%	27.50%	to	27.50%
Invesco V.I. American Value Fund
2023	—	$59.27	to	$59.27	$24	0.38%	0.35%	to	0.35%	14.89%	to	14.89%
2022	—	$51.59	to	$51.59	$22	0.37%	0.35%	to	0.35%	(3.20)%	to	(3.20)%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2023

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2021	1	$53.29	to	$53.29	$33	0.36%	0.35%	to	0.35%	27.18%	to	27.18%
2020	—	$41.90	to	$41.90	$15	0.43%	0.35%	to	0.35%	0.50%	to	0.50%
2019	1	$41.69	to	$41.69	$26	0.43%	0.35%	to	0.35%	24.27%	to	24.27%
Invesco V.I. Global Strategic Income Fund
2023	5	$17.91	to	$26.37	$99	—%	1.25%	to	2.75%	5.94%	to	7.28%
2022	5	$16.91	to	$24.58	$102	—%	1.25%	to	2.75%	(13.86)%	to	(12.77)%
2021	6	$19.63	to	$28.18	$126	4.61%	1.25%	to	2.75%	(6.03)%	to	(4.84)%
2020	6	$20.89	to	$29.61	$141	5.80%	1.25%	to	2.75%	0.59%	to	1.87%
2019	7	$20.77	to	$29.07	$149	3.74%	1.25%	to	2.75%	7.80%	to	9.16%
LVIP JPMorgan Core Bond Fund
2023²	114	$11.57	to	$13.28	$1,457	1.25%	0.35%	to	2.20%	0.19%	to	0.72%
MFS International Intrinsic Value Portfolio
2023	1	$24.55	to	$24.55	$36	0.49%	0.35%	to	0.35%	16.96%	to	16.96%
2022	2	$20.99	to	$20.99	$33	0.56%	0.35%	to	0.35%	(24.02)%	to	(24.02)%
2021	1	$27.62	to	$27.62	$38	0.11%	0.35%	to	0.35%	9.89%	to	9.89%
2020	1	$25.14	to	$25.14	$14	0.80%	0.35%	to	0.35%	19.79%	to	19.79%
2019	1	$20.98	to	$20.98	$12	1.49%	0.35%	to	0.35%	25.21%	to	25.21%
MFS VIT Total Return Bond Portfolio
2023	272	$14.92	to	$18.01	$4,732	3.00%	0.35%	to	2.20%	4.83%	to	5.65%
2022	316	$14.23	to	$17.04	$5,239	2.50%	0.35%	to	2.20%	(16.03)%	to	(15.37)%
2021	333	$16.95	to	$25.29	$6,528	2.52%	0.35%	to	2.20%	(3.20)%	to	(1.41)%
2020	353	$17.48	to	$25.65	$7,134	3.32%	0.35%	to	2.20%	5.81%	to	7.79%
2019	353	$16.54	to	$23.80	$6,711	3.26%	0.35%	to	2.20%	7.55%	to	9.54%
MFS VIT Utilities Portfolio
2023	—	$43.38	to	$43.38	$7	3.36%	0.35%	to	0.35%	(2.67)%	to	(2.67)%
2022	—	$44.58	to	$44.58	$7	2.23%	0.35%	to	0.35%	0.13%	to	0.13%
2021	—	$44.52	to	$44.52	$7	1.54%	0.35%	to	0.35%	13.43%	to	13.43%
2020	—	$39.25	to	$39.25	$6	2.25%	0.35%	to	0.35%	5.25%	to	5.25%
2019	—	$37.29	to	$37.29	$6	3.83%	0.35%	to	0.35%	24.37%	to	24.37%
PIMCO VIT Balanced Allocation Portfolio
2023	1,495	$11.05	to	$13.49	$19,752	2.79%	—%	to	3.55%	11.59%	to	13.51%
2022	1,710	$9.91	to	$11.88	$19,943	0.97%	—%	to	3.55%	(18.68)%	to	(17.28)%
2021	1,843	$12.18	to	$14.37	$26,023	0.09%	—%	to	3.55%	2.61%	to	9.43%
2020	948	$12.26	to	$13.13	$12,288	1.00%	1.15%	to	2.20%	8.72%	to	9.58%
2019	1,054	$11.26	to	$11.98	$12,484	2.16%	1.15%	to	2.20%	16.41%	to	17.36%
PIMCO VIT CommodityRealReturn Strategy Portfolio
2023	194	$5.46	to	$10.75	$1,263	16.25%	—%	to	3.55%	(10.93)%	to	(8.17)%
2022	204	$6.12	to	$11.70	$1,473	21.48%	—%	to	3.55%	4.99%	to	8.24%
2021	257	$5.82	to	$10.81	$1,740	4.20%	—%	to	3.55%	28.88%	to	32.88%
2020	326	$4.51	to	$8.14	$1,706	6.53%	—%	to	3.55%	(1.95)%	to	1.00%
2019	364	$4.60	to	$8.06	$1,933	4.51%	—%	to	3.55%	7.81%	to	11.04%
PIMCO VIT Emerging Markets Bond Portfolio
2023	282	$13.22	to	$19.61	$5,030	5.70%	—%	to	3.55%	7.28%	to	9.77%
2022	313	$12.30	to	$18.28	$5,111	4.83%	—%	to	3.55%	(18.66)%	to	(16.78)%
2021	328	$15.08	to	$22.47	$6,441	4.47%	—%	to	3.55%	(5.97)%	to	(3.78)%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2023

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2020	387	$16.00	to	$23.90	$7,924	4.60%	—%	to	3.55%	2.97%	to	5.38%
2019	421	$15.50	to	$24.44	$8,216	4.43%	—%	to	3.55%	10.79%	to	13.37%
PIMCO VIT Global Core Bond (Hedged) Portfolio
2023	904	$7.50	to	$9.86	$8,625	2.30%	—%	to	3.55%	4.22%	to	6.49%
2022	1,016	$7.20	to	$9.26	$9,135	1.60%	—%	to	3.55%	(14.62)%	to	(12.76)%
2021	1,147	$8.43	to	$10.62	$11,860	2.10%	—%	to	3.55%	(4.95)%	to	(1.01)%
2020	848	$9.00	to	$10.93	$9,149	6.11%	1.15%	to	3.55%	4.49%	to	6.61%
2019	955	$8.61	to	$10.25	$9,668	2.22%	1.15%	to	3.55%	4.28%	to	6.39%
PIMCO VIT High Yield Portfolio
2023	1,639	$16.04	to	$26.39	$41,046	5.68%	—%	to	3.55%	8.51%	to	10.86%
2022	2,108	$14.79	to	$31.40	$47,773	5.05%	—%	to	3.55%	(13.29)%	to	(10.61)%
2021	2,361	$17.05	to	$35.13	$60,731	4.44%	—%	to	3.55%	0.17%	to	3.27%
2020	2,719	$17.02	to	$34.02	$68,447	4.84%	—%	to	3.55%	2.21%	to	5.39%
2019	3,153	$16.66	to	$32.28	$76,529	4.96%	—%	to	3.55%	10.92%	to	14.35%
PIMCO VIT Long-Term U.S. Government Portfolio
2023	13	$19.53	to	$33.61	$310	2.37%	—%	to	2.75%	1.73%	to	3.99%
2022	11	$19.20	to	$32.33	$257	2.04%	—%	to	2.75%	(30.43)%	to	(28.89)%
2021	11	$27.59	to	$45.46	$374	1.59%	—%	to	2.75%	(6.85)%	to	(4.78)%
2020	17	$29.62	to	$47.74	$590	1.68%	—%	to	2.75%	14.85%	to	17.41%
2019	11	$25.79	to	$30.44	$311	1.99%	—%	to	2.75%	10.88%	to	11.77%
PIMCO VIT Low Duration Portfolio
2023	9	$19.02	to	$19.02	$169	3.60%	0.35%	to	0.35%	4.61%	to	4.61%
2022	9	$18.18	to	$18.18	$162	1.98%	0.35%	to	0.35%	(6.07)%	to	(6.07)%
2021	4	$19.36	to	$19.36	$84	0.52%	0.35%	to	0.35%	(1.27)%	to	(1.27)%
2020	5	$19.61	to	$19.61	$105	1.14%	0.35%	to	0.35%	2.63%	to	2.63%
2019	2	$19.11	to	$19.11	$47	2.79%	0.35%	to	0.35%	3.67%	to	3.67%
PIMCO VIT Real Return Portfolio
2023	1,255	$10.90	to	$29.96	$19,135	2.98%	—%	to	3.55%	0.31%	to	3.31%
2022	1,493	$10.87	to	$29.00	$22,254	6.98%	—%	to	3.55%	(14.76)%	to	(12.22)%
2021	1,600	$12.75	to	$33.03	$27,530	4.94%	—%	to	3.55%	2.18%	to	5.24%
2020	1,775	$12.48	to	$31.39	$29,506	1.41%	—%	to	3.55%	8.08%	to	11.33%
2019	2,063	$11.55	to	$28.19	$31,244	1.66%	—%	to	3.55%	4.92%	to	8.07%
PIMCO VIT StocksPLUS Global Portfolio
2023	417	$15.02	to	$20.58	$7,771	2.81%	0.35%	to	3.55%	18.74%	to	21.32%
2022	468	$12.64	to	$16.97	$7,236	1.18%	0.35%	to	3.55%	(21.49)%	to	(19.65)%
2021	516	$16.11	to	$21.12	$10,011	0.12%	0.35%	to	3.55%	15.34%	to	17.85%
2020	578	$13.96	to	$17.92	$9,602	1.16%	0.35%	to	3.55%	9.25%	to	11.89%
2019	675	$12.78	to	$16.01	$10,093	1.56%	0.35%	to	3.55%	23.26%	to	26.09%
PIMCO VIT Total Return Portfolio
2023	3,388	$12.04	to	$27.92	$64,621	3.56%	—%	to	3.55%	2.41%	to	5.94%
2022	3,974	$11.74	to	$26.45	$72,272	2.61%	—%	to	3.55%	(17.17)%	to	(14.31)%
2021	4,276	$14.16	to	$30.97	$92,360	1.82%	—%	to	3.55%	(4.57)%	to	(1.27)%
2020	3,696	$14.82	to	$31.48	$81,796	2.14%	—%	to	3.55%	5.02%	to	8.66%
2019	4,085	$14.10	to	$29.07	$84,759	3.02%	—%	to	3.55%	4.75%	to	7.99%
T. Rowe Price Blue Chip Growth Portfolio

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2023

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2023	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2022	—	$47.30	to	$47.30	$6	—%	0.35%	to	0.35%	(38.88)%	to	(38.88)%
2021	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2020	1	$66.19	to	$66.19	$71	—%	0.35%	to	0.35%	33.45%	to	33.45%
2019	1	$49.60	to	$49.60	$53	—%	0.35%	to	0.35%	29.12%	to	29.12%
T. Rowe Price Equity Income Portfolio
2023	2	$41.91	to	$41.91	$104	1.90%	0.35%	to	0.35%	8.93%	to	8.93%
2022	3	$38.48	to	$38.48	$106	1.77%	0.35%	to	0.35%	(3.92)%	to	(3.92)%
2021	2	$40.05	to	$40.05	$65	1.39%	0.35%	to	0.35%	24.78%	to	24.78%
2020	2	$32.10	to	$32.10	$52	2.11%	0.35%	to	0.35%	0.60%	to	0.60%
2019	2	$31.90	to	$31.90	$52	2.08%	0.35%	to	0.35%	25.60%	to	25.60%
T. Rowe Price Health Sciences Portfolio
2023	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2022	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2021	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2020	—	$116.87	to	$116.87	$16	—%	0.35%	to	0.35%	28.82%	to	28.82%
2019	—	$90.72	to	$90.72	$12	—%	0.35%	to	0.35%	28.18%	to	28.18%
Templeton Global Bond VIP Fund
2023	1,000	$20.76	to	$57.33	$37,396	—%	—%	to	3.55%	(0.45)%	to	2.53%
2022	1,136	$20.84	to	$55.92	$41,861	—%	—%	to	3.55%	(8.03)%	to	(5.28)%
2021	1,314	$22.65	to	$59.04	$51,973	—%	—%	to	3.55%	(8.08)%	to	(5.32)%
2020	1,371	$24.63	to	$62.36	$58,232	8.33%	—%	to	3.55%	(8.36)%	to	(5.61)%
2019	1,459	$26.86	to	$66.07	$66,699	7.06%	—%	to	3.55%	(1.30)%	to	1.66%

1 Period from June 18, 2021 (fund commencement) to December 31, 2021
2 Period from April 28, 2023 (fund commencement) to December 31, 2023

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** These ratios represent the annualized contract expenses of the Variable Account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated, based on the products available to the contractholders. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units such as the contract maintenance charges and rider charges for the optional benefits, and expenses of the underlying funds are excluded. Mortality and expense risk and administrative charges for all funds in annuitized contracts are excluded from the expense ratio.
*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect contract expenses of the Variable Account for products held at the time by contractholders. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Funds with a date notation, as shown above, indicate the effective date of that fund in the Variable Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum values. Based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract returns are not within the ranges presented and are not annualized.
**** Units Outstanding excludes units for annuitized contracts. Total Net Assets includes the net assets of the annuitized contracts. Total net assets of annuitized contracts at December 31, 2023, 2022, 2021, 2020 and 2019, are $463, $460, $492, $660, and $698, respectively.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2023

The following open/available funds had no activity for the years or periods ended December 31, 2023, 2022, 2021, 2020 and, 2019, and therefore, were not listed in the Financial Highlights:

BlackRock Equity Dividend V.I. Fund
Delaware Ivy VIP Asset Strategy Portfolio
Delaware Ivy VIP Energy Portfolio
Delaware Ivy VIP Science and Technology Portfolio
Invesco V.I. Balanced-Risk Allocation Fund
Lazard Retirement International Equity Portfolio
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

(7) Subsequent Events

No material subsequent events have occurred since December 31, 2023 through April 8, 2024, the date at which the financial statements were issued, that would require adjustment to the financial statements.

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statutory Financial Statements
December 31, 2023 and 2022
(With Report of Independent Auditors Thereon)

Statutory Financial Statements for the year ended December 31, 2023

Report of Independent Auditors

To the Board of Directors of Allianz Life Insurance Company of New York

Opinions

We have audited the accompanying statutory financial statements of Allianz Life Insurance Company of New York (the "Company"), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2023 and 2022, and the related statutory statements of operations, of capital and surplus, and of cash flow for each of the three years in the period ended December 31, 2023, including the related notes (collectively referred to as the "financial statements").

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2023, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2023.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors' Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date the financial statements are available to be issued.
Statutory Financial Statements for the year ended December 31, 2023

1 of 42

Auditors' Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors' report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.
•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/PricewaterhouseCoopers LLP

Minneapolis, Minnesota
April 8, 2024

Statutory Financial Statements for the year ended December 31, 2023

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus
December 31, 2023 and 2022
(Dollars in thousands, except share data)

Admitted Assets	2023	2022
Cash and invested assets:
Bonds	$618,672	647,422
Cash and cash equivalents	31,012	22,009
Policy loans	193	185
Derivative assets	26	—
Receivables for securities	860	1,456
Total cash and invested assets	650,763	671,072
Investment income due and accrued	5,071	4,719
Deferred tax asset, net	10,221	8,439
Current federal and foreign income tax recoverable	2,157	—
Admitted disallowed interest maintenance reserve	11,618	—
Other assets	435	475
Admitted assets, exclusive of separate account assets	680,265	684,705
Separate account assets	5,399,495	4,347,526
Total admitted assets	$6,079,760	5,032,231

Statutory Financial Statements for the year ended December 31, 2023

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus
December 31, 2023 and 2022
(Dollars in thousands, except share data)

Liabilities and Capital and Surplus	2023	2022
Policyholder liabilities:
Life policies and annuity contracts	$423,911	459,725
Accident and health policies	86,028	83,151
Deposit-type contracts	6,478	6,735
Life policy and contract claims	14	21
Accident and health policy and contract claims	369	433
Other policyholder funds	13,568	4,000
Total policyholder liabilities	530,368	554,065
General expenses due and accrued	2,610	1,108
Due from separate accounts	(65,902)	(64,853)
Payable to parent and affiliates	7,052	5,176
Current income taxes	—	3,548
Asset valuation reserve	19,896	12,862
Other liabilities	1,041	1,235
Liabilities, exclusive of separate account liabilities	495,065	513,141
Separate account liabilities	5,399,495	4,347,526
Total liabilities	5,894,560	4,860,667
Capital and surplus:
Common stock, $10 par value. Authorized, issued, and outstanding 200,000 shares at December 31, 2023 and 2022	2,000	2,000
Additional paid-in capital	132,500	102,500
Special surplus funds - admitted disallowed interest maintenance reserve	11,618	—
Unassigned surplus	39,082	67,064
Total capital and surplus	185,200	171,564
Total liabilities and capital and surplus	$6,079,760	5,032,231

See accompanying notes to statutory financial statements.

Statutory Financial Statements for the year ended December 31, 2023

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statutory Statements of Operations
Years ended December 31, 2023, 2022, and 2021
(Dollars in thousands)

	2023	2022	2021
Income:
Premiums and annuity considerations	$970,465	656,597	688,560
Consideration for supplementary contracts	2,308	2,242	1,042
Net investment income	20,031	18,100	16,177
Commissions and expense allowances on reinsurance ceded	1,791	1,146	578
Fees from separate accounts	54,306	58,894	66,792
Total income	1,048,901	736,979	773,149
Benefits and other expenses:
Policyholder benefits	57,890	43,865	40,707
Surrenders	491,471	230,201	240,826
Change in aggregate reserves and deposit funds	(32,581)	76,056	(17,165)
Commissions and other agent compensation	62,988	46,104	47,602
General and administrative expenses	45,032	36,832	30,752
Net transfers to separate accounts	396,569	351,286	358,538
Total benefits and other expenses	1,021,369	784,344	701,260
Income from operations before income taxes and net realized capital gain	27,532	(47,365)	71,889
Income tax (benefit) expense	(1,665)	3,586	6,319
Net income (loss) from operations before net realized capital gain	29,197	(50,951)	65,570
Net realized capital (loss) gain, net of taxes and interest maintenance reserve	(41,157)	22,638	(59,957)
Net (loss) income	$(11,960)	(28,313)	5,613

See accompanying notes to statutory financial statements.

Statutory Financial Statements for the year ended December 31, 2023

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statutory Statements of Capital and Surplus
Years ended December 31, 2023, 2022, and 2021
(Dollars in thousands)

	2023	2022	2021
Capital and surplus at beginning of year	$171,564	163,010	155,969
Correction of errors, net of tax (Note 3)	(2,198)	—	—
Adjusted balance at beginning of year	169,366	163,010	155,969
Net (loss) income	(11,960)	(28,313)	5,613
Change in unrealized capital gain (loss)	(7,720)	4,843	1,534
Change in net deferred income tax	880	8,856	3,807
Change in nonadmitted assets	(42)	(4,124)	(1,308)
Capital contribution from parent	30,000	30,000	—
Other changes in capital and surplus	(6,942)	(2,708)	(2,605)
Change in admitted disallowed IMR	11,618	—	—
Capital and surplus at end of year	$185,200	171,564	163,010

See accompanying notes to statutory financial statements.

Statutory Financial Statements for the year ended December 31, 2023

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statutory Statements of Cash Flow
Years ended December 31, 2023, 2022, and 2021
(Dollars in thousands)

	2023	2022	2021
Cash flows from operating activities:
Revenues:
Premiums and annuity considerations, net	$801,076	658,838	689,603
Net investment income	22,280	20,141	19,340
Other income	56,100	60,035	67,367
Total cash provided by operating activities	879,456	739,014	776,310
Benefits and expenses paid:
Benefit and loss-related payments	377,129	272,409	279,458
Commissions, expenses paid, and aggregate write-ins for deductions	106,560	82,323	78,441
Net transfers to separate accounts	399,816	377,329	337,054
Income tax paid, net	3,590	6,004	2,310
Total cash used in operating activities	887,095	738,065	697,263
Net cash (used in) provided by operating activities	(7,639)	949	79,047
Cash flows from investing activities:
Proceeds from investments sold, matured, or repaid:
Bonds	89,218	97,922	82,882
Derivatives	—	29,969	—
Miscellaneous proceeds	596	—	36
Total cash provided by investing activities	89,814	127,891	82,918
Cost of investments acquired:
Bonds	62,148	166,219	91,367
Derivatives	51,189	—	58,296
Miscellaneous applications	190	1,284	574
Total cash used in investing activities	113,527	167,503	150,237
Net cash used in investing activities	(23,713)	(39,612)	(67,319)
Cash flows from financing and miscellaneous activities:
Capital Contribution	30,000	30,000	—
Change in payable to parent and affiliates	1,876	383	891
Other	8,479	1,242	(209)
Net cash provided by financing and miscellaneous activities	40,355	31,625	682
Net increase (decrease) in cash and cash equivalents	9,003	(7,038)	12,410
Cash and cash equivalents:
Beginning of year	22,009	29,047	16,637
End of year	$31,012	22,009	29,047

See accompanying notes to statutory financial statements.
Statutory Financial Statements for the year ended December 31, 2023

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

(1)Organization and Nature of Operations
Allianz Life Insurance Company of New York (the Company) is a wholly-owned subsidiary of Allianz Life Insurance Company of North America (Allianz Life), which is a wholly-owned subsidiary of Allianz of America, Inc. (AZOA). AZOA is a wholly-owned subsidiary of Allianz Europe, B.V., which is a wholly-owned subsidiary of Allianz SE. Allianz SE is a European company registered in Munich, Germany, and is the Company's ultimate parent.
The Company is a life insurance company licensed to sell annuity, group and individual life, group and individual accident and health policies in six states and the District of Columbia. Based on statutory net premium written, the Company's business is predominately annuity. The annuity business consists of variable-indexed annuities and closed blocks of variable, fixed and fixed-indexed annuities. The life business includes term life policies and closed blocks of universal life policies. Accident and health business is primarily comprised of closed blocks of long-term care (LTC) insurance. The Company's primary distribution channel is through broker-dealers.
After evaluating the Company’s ability to continue as a going concern, management is not aware of any conditions or events which raise substantial doubt concerning the Company’s ability to continue as a going concern as of the date of filing these Statutory Financial Statements.
(2)    Summary of Significant Accounting Policies
(a)    Basis of Presentation
The Statutory Financial Statements have been prepared in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services (the Department). The Department recognizes statutory accounting practices prescribed or permitted by the state of New York for determining and reporting the financial condition and results of operations of an insurance company and its solvency under New York insurance law. The state of New York has adopted the National Association of Insurance Commissioners (NAIC) Accounting Practices and Procedures Manual as its prescribed basis of statutory accounting principles (SAP). The state of New York has also adopted certain prescribed accounting practices that differ from those found in NAIC SAP. The Company has no material statutory accounting practices that differ from those of the Department or NAIC SAP. These practices differ in some respects from accounting principles generally accepted in the United States of America (U.S. GAAP). The effects of these differences, while not quantified, are presumed to be material to the Statutory Financial Statements. The more significant of these differences are as follows:
(1)    Acquisition costs, such as commissions and other costs incurred in connection with acquiring new and renewal business, are charged to current operations as incurred. Under U.S. GAAP, acquisition costs that are directly related to the successful acquisition of insurance contracts are capitalized and charged to operations on a straight-line basis over the expected term of the related contracts.
(2)    Aggregate reserves for life policies and annuity contracts, excluding variable annuities, are based on statutory mortality and interest assumptions without consideration for lapses or withdrawals. Under U.S. GAAP, aggregate reserves consider lapses and withdrawals.
(3)    Ceded reinsurance recoverable are netted against their related reserves within Policyholder liabilities, Life policies and annuity contracts and Life policy and contract claims, on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. Under U.S. GAAP, these ceded reserves are presented on a gross basis as an asset.
(4)    Bonds are carried at values prescribed by the NAIC, generally amortized cost, except for those with an NAIC rating of 6, which are reported at the lower of amortized cost or fair value. Under U.S. GAAP, bonds classified as “available-for-sale” are carried at fair value, with unrealized gains and losses recorded in stockholder’s equity.
(5)    Changes in deferred income taxes are recorded directly to Unassigned surplus. Under U.S. GAAP, these items are generally recorded as an item of income tax benefit or expense in operations. Moreover, under NAIC SAP, a valuation allowance may be recorded against the deferred tax asset (DTA) and admittance
Statutory Financial Statements for the year ended December 31, 2023

8 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

testing may result in an additional charge to capital and surplus for nonadmitted portions of DTAs. Under U.S. GAAP, a valuation allowance may be recorded against the DTA and reflected as an expense.
(6)    The Company is required to establish an asset valuation reserve (AVR) liability and an interest maintenance reserve (IMR) liability. The AVR provides for a standardized statutory investment valuation reserve for certain invested assets. Changes in this reserve are recorded as direct charges or credits to Unassigned surplus. The IMR is designed to defer net realized capital gains and losses, net of tax, resulting from changes in the level of prevailing market interest rates and amortize them into income within the Statutory Statements of Operations over the remaining life of the investment sold. The IMR represents the unamortized portion of applicable investment gains and losses as of the balance sheet date. There is no such concept under U.S. GAAP.
(7)    Certain assets designated as “nonadmitted assets” are not recognized and are charged directly to Unassigned surplus within the Statutory Statements of Capital and Surplus. These include, but are not limited to, furniture and fixtures, prepaid expenses, receivables outstanding greater than 90 days, negative IMR, and portions of DTAs. There is no such concept under U.S. GAAP.
(8)    A provision is made for amounts ceded to unauthorized reinsurers in excess of collateral in the form of a trust or letter of credit through a direct charge to Unassigned surplus within the Statutory Statements of Capital and Surplus. There is no such requirement under U.S. GAAP.
(9)    Revenues for universal life policies and annuity contracts, excluding deposit-type contracts, are recognized as revenue when received within the Statutory Statements of Operations. Under U.S. GAAP, policy and contract fees charged for the cost of insurance, policy administrative charges, amortization of policy initiation fees, and surrender contract charges are recorded as revenues when earned.
(10)    Benefits for universal life policies and annuity contracts within the Statutory Statements of Operations, excluding deposit-type contracts, consist of payments made to policyholders. Under U.S. GAAP, benefits represent interest credited, and claims and benefits incurred in excess of the policyholder’s contract balance.
(11)    Changes in the fair value of derivatives are recorded as direct adjustments to Unassigned surplus as a component of Change in unrealized capital gains (losses) within the Statutory Statements of Capital and Surplus. Under U.S. GAAP, changes in the fair value of derivatives are recorded in derivative income (loss) as part of operating income.
(12)    Commissions allowed by reinsurers on business ceded are reported as income when received within the Statutory Statements of Operations. Under U.S. GAAP, such commissions are deferred and amortized as a component of deferred acquisition costs to the extent recoverable.
(13)    The Statutory Financial Statements do not include a statement of comprehensive income as required under U.S. GAAP.
(14)    The Statutory Statements of Cash Flow do not classify cash flows consistent with U.S. GAAP and a reconciliation of net income to net cash provided from operating activities is not provided.
(15)    The calculation of reserves and transfers in the separate account statement requires the use of a Commissioners Annuity Reserve Valuation Method (CARVM) allowance on annuities for NAIC SAP. There is no such requirement under U.S. GAAP.
(16)    Sales inducements and premium bonuses are included in Life policies and annuity contracts in the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus, and are charged to current operations as incurred. Under U.S. GAAP, deferred sales inducements and premium bonuses are similarly reserved; however, the costs are capitalized as assets and charged to operations as future profits are recognized in a manner similar to acquisition costs.
Statutory Financial Statements for the year ended December 31, 2023

9 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

(17)    Negative cash balances are presented as a negative asset within the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. These balances are presented as a liability under U.S. GAAP.
(18)    Embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument. Under U.S. GAAP, entities must separate the embedded derivative from the host contracts and separately account for those embedded derivatives at fair value.
(19)    For variable-indexed annuities, the Department requires the Company to maintain a separate asset portfolio to back related reserves. These assets and liabilities are required to be included as part of the Separate account assets and Separate account liabilities presented on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. Under U.S. GAAP, there is no such requirement.
(b)    Permitted and Prescribed Statutory Accounting Practices
The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis permitted or prescribed by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted or prescribed practices that differ from NAIC SAP that had an impact on net income or surplus as of December 31, 2023, 2022, and 2021.
(c)    Use of Estimates
The preparation of Statutory Financial Statements in conformity with NAIC SAP requires management to make certain estimates and assumptions that affect reported amounts of admitted assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of December 31, 2023 and 2022, and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates, capital markets, and asset valuations could cause actual results to differ from the estimates used within the Statutory Financial Statements. Such changes in estimates are recorded in the period they are determined.
(d)    Premiums and Annuity Considerations
Life premiums are recognized as income over the premium paying period of the related policies. Nondeposit-type annuity considerations are recognized as revenue when received. Accident and health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies.
(e)    Aggregate Reserves for Life Policies and Annuity Contracts
Reserves are principally calculated as the minimum reserves permitted by the state where the contract is issued for the year in which the contract is issued.
For the Company’s fixed annuity product lines, reserves are calculated using CARVM. The Company uses both issue year for fixed-indexed and change in fund basis for deferred fixed-interest annuities for the calculation method, on a continuous basis, using the maximum allowable interest rate. Deferred fixed-indexed and fixed-interest annuities only have a single-tier structure, which may include bonuses.
For the Company’s variable and variable-indexed annuity product lines, reserves are calculated using NY Regulation 213, for guaranteed benefits with adequacy confirmed using stochastic scenario testing. Variable deferred annuities include a wide range of guaranteed minimum death benefits and living benefits (income, accumulation, and withdrawal).
Aggregate reserves for life insurance policies are principally calculated using the Commissioners Reserve Valuation Method (CRVM) or VM-20, Requirements for Principle-Based Reserves for Life Products, depending on the policy's issue date. Additional reserves are held for supplemental benefits and for contracts with secondary guarantees, consistent with prescribed regulations and actuarial guidelines.
Statutory Financial Statements for the year ended December 31, 2023

10 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

The Company performs an annual asset adequacy analysis as required by regulation covering substantially all of its reserves. These tests are not only performed under the required interest rate scenarios, but also under additional stochastically generated interest and equity growth scenarios. Sensitivity tests, including policy lapse, annuitization, maintenance expenses, and investment return, are performed to evaluate potential insufficiencies in reserve adequacy. The results of these tests and analysis resulted in additional adequacy reserves recorded of $57,000 at December 31, 2023 and 2022. For the universal life business, the Department’s Regulation 147 – Valuation of Life Insurance Reserves stand-alone asset adequacy analysis was performed, which resulted in establishing additional reserves of $100 as of December 31, 2023 and 2022.
(f)    Aggregate Reserves for Accident and Health Policies
For accident and health business, reserves consist of active life reserves (mainly reserves for unearned premiums and reserves for contingent benefits on individual LTC business) and claim reserves (the present value of amounts not yet due). Claim reserves represent incurred but unpaid claims under group policies. For the LTC business, the Department’s Regulation 56 – Minimum Reserves for Individual Accident and Health Insurance Policies stand‑alone asset adequacy analysis was performed through a gross premium valuation. The testing under the “sound value” requirements resulted in recorded reserves of $36,504 as of December 31, 2023 and 2022.
(g)    Deposit-type Contracts
Deposit-type contracts represent liabilities to policyholders in a payout status, who have chosen a fixed payout option without life contingencies. The premiums and claims related to deposit-type contracts are not reflected in the Statutory Statements of Operations as they do not have insurance risk. The Company accounts for the contract as a deposit-type contract in the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.
(h)    Policy and Contract Claims
Policy and contract claims include the liability for claims reported but not yet paid, claims incurred but not yet reported (IBNR), and claim settlement expenses on the Company’s accident and health business. Actuarial reserve development methods are generally used in the determination of IBNR liabilities. In cases of limited experience or lack of credible claims data, loss ratios are used to determine an appropriate IBNR liability. Claim and IBNR liabilities of a short-term nature are not discounted, but those claim liabilities resulting from disability income or LTC benefits include interest and mortality discounting.
(i)    Reinsurance
The Company cedes business to other insurers. Reinsurance premium and benefits paid or provided are accounted for in a manner consistent with the basis used in accounting for original policies issued and the terms of the reinsurance contracts. Amounts recoverable from reinsurers represent account balances and unpaid claims covered under reinsurance contracts. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as a reinsurance recoverable and are included in Other assets on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.
(j)    Investments
Investment values are determined in accordance with methods prescribed by the NAIC.
Bonds
The Securities Valuation Office (SVO) of the NAIC evaluates the credit quality of the Company’s bond investments. Bonds rated at “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality), or “5” (lower quality) are reported at cost adjusted for the amortization of premiums, accretion of discounts, and any impairment. Bonds rated at “6” (lowest quality) are carried at the lower of amortized cost or fair value with any adjustments to fair value recorded to Unassigned surplus within the Statutory Statements of Capital and Surplus.
Statutory Financial Statements for the year ended December 31, 2023

11 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

In accordance with its investment policy, the Company invests primarily in high-grade marketable securities. Dividends are accrued on the date declared and interest is accrued as earned. Premiums or discounts on bonds are amortized using the constant-yield method.
Loan-backed securities and structured securities are amortized using anticipated prepayments, in addition to other less significant factors. Prepayment assumptions for loan-backed and structured securities are obtained from various external sources or internal estimates. The Company believes these assumptions are consistent with those a market participant would use. The Company recognizes income using the modified scientific method based on prepayment assumptions and the estimated economic life of the securities. For structured securities, except impaired bonds, when actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments retrospectively. Any resulting adjustment is included in Net investment income on the Statutory Statements of Operations. For impaired bonds, when adjustments are made for anticipated prepayments and other expected changes in future cash flows, the effective yield is recalculated using the prospective method as required by Statement of Statutory Accounting Principles (SSAP) No. 43R – Loan Backed and Structured Securities (SSAP No. 43R).
Hybrid securities are investments structured to have characteristics of both stocks and bonds. The Company records these securities within Bonds on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.
Gross realized gains and losses are computed based on the average amortized cost of all lots held for a particular CUSIP.
The fair value of bonds is obtained from third-party pricing sources whenever possible. Management completes its own independent price verification (IPV) process, which ensures security pricing is obtained from a third-party source other than the sources used by the Company's internal and external investment managers. The IPV process supports the reasonableness of price overrides and challenges by the internal and external investment managers and reviews pricing for appropriateness. Results of the IPV process are reviewed by the Company’s Pricing Committee.
Allianz Life reviews its entire combined investment portfolio, including the investment portfolios of the Company and all other subsidiaries, in aggregate each quarter to determine if declines in fair value are other than temporary.
For bonds for which the fair value is less than amortized cost, the Company evaluates whether a credit loss exists by considering primarily the following factors: (a) the length of time and extent to which the fair value has been less than the amortized cost of the security; (b) changes in the financial condition, credit rating, and near-term prospects of the issuer; (c) whether the issuer is current on contractually obligated interest and principal payments; (d) changes in the financial condition of the security’s underlying collateral, if any; and (e) the payment structure of the security. For loan-backed securities, the Company must allocate other-than-temporary impairments (OTTI) between interest and noninterest-related declines in fair value. Interest-related impairments are considered other than temporary when the Company has the intent to sell the investment prior to recovery of the cost of the investment. The Company maintains a prohibited disposal list that restricts the ability of the investment managers to sell securities in a significant unrealized loss position and requires formal attestations from investment managers regarding their lack of intent to sell certain securities.
Impairments considered to be other-than-temporary are recorded as a reduction of the cost of the security, and a corresponding realized loss is recognized on the Statutory Statements of Operations in the period in which the impairment is determined. Recognition of the realized loss is subject to potential offset by AVR and IMR.
Cash and Cash Equivalents
Cash and cash equivalents may include cash on hand, demand deposits, money market funds, and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the carrying value is deemed to approximate fair value.
Statutory Financial Statements for the year ended December 31, 2023

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

Policy Loans
Policy loans are supported by the underlying cash value of the policies. Policy loans are carried at unpaid principal balances plus accrued interest income on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. The unpaid principal balances are not in excess of the cash surrender values of the related policies.
Receivables for Securities
Receivables and payables for securities are carried at fair value on the trade date and represent a timing difference on securities that are traded at the balance sheet date but not settled until subsequent to the balance sheet date. Receivables and payables for securities are included in Receivables for securities and Other liabilities, respectively, on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.
(k)    Derivatives
The Company utilizes derivatives within certain actively managed investment portfolios for hedging purposes.
Futures and Options Contracts
The Company provides benefits through certain annuity products which are linked to the fluctuation of various market indices, and certain variable annuity contracts that provide minimum guaranteed benefits. The Company has analyzed the characteristics of these benefits and has entered into over-the-counter (OTC) option contracts and exchange-traded futures contracts tied to an underlying index with similar characteristics with the objective to economically hedge these benefits. Management monitors in-force amounts as well as option and futures contract values to ensure satisfactory matching and to identify unsatisfactory mismatches. If actual persistency deviated, management would purchase or sell option and futures contracts as deemed appropriate or take other actions.
The OTC option contracts are reported at fair value in Derivative assets and Derivative liabilities on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. The fair value of the OTC options is derived internally and deemed by management to be reasonable via performing an IPV process. The process of deriving internal derivative prices requires the Company to calibrate Monte Carlo scenarios to actual market information. The calibrated scenarios are applied to derivative cash flow models to calculate fair value prices for the derivatives. Incremental gains and losses from expiring options are included in Net realized capital gain (loss) on the Statutory Statements of Operations. The liability for the related policyholder benefits is reported in Life policies and annuity contracts on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. The unrealized gain or loss on open OTC option contracts is recognized as a direct adjustment to Unassigned surplus within the Statutory Statements of Capital and Surplus. Any unrealized gains or losses on open OTC option contracts are recognized as realized when the contracts mature (see Note 5 for further discussion).
Futures contracts do not require an initial cash outlay, and the Company has agreed to daily net settlement based on movements of the representative index. Therefore, no asset or liability is recorded as of the end of the reporting period. A derivative asset or liability and an offsetting variation margin payable or receivable is recorded in Derivative assets or Derivative liabilities in the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus for the outstanding unpaid variation margin representing market movements on the last trading day of the year.
Gains and losses are not considered realized until the termination or expiration of the futures contract. Unrealized gains and losses on futures contracts are reflected in the Statutory Statements of Capital and Surplus in Unassigned surplus, within Change in unrealized capital gains (loss). Realized gains and losses on futures contracts are included in the Statutory Statements of Operations, Net realized capital gain (loss), net of taxes and interest maintenance reserve.

Statutory Financial Statements for the year ended December 31, 2023

13 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

(l)    Income Taxes
The Company files a consolidated federal income tax return with AZOA. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to certain tax allocation elections under the Internal Revenue Code (IRC) and its related regulations and reimbursement will be in accordance with an intercompany tax reimbursement arrangement. The Company generally will be paid for the tax benefit of any of their tax attributes used by any member of the consolidated group.
The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. Any such change could significantly affect the amounts reported in the Statutory Statements of Operations. Management uses best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums, and other rulings issued by the Internal Revenue Service or the tax courts.
The Company utilizes the asset and liability method of accounting for income taxes. DTAs and deferred tax liabilities (DTLs), net of the nonadmitted portion are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Gross DTAs and DTLs are measured using enacted tax rates and are considered for admitted tax asset status according to the admissibility test as set forth by the state of New York. Changes in DTAs and DTLs, including changes attributable to changes in tax rates, are recognized as a component of Unassigned surplus on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.
(m)    Separate Accounts
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable and variable-indexed annuity contract holders. Separate account assets are reported at fair value in accordance with SSAP No. 56 – Separate Accounts (SSAP No. 56), with the exception of certain bonds, cash, cash equivalents, and investment income due and accrued. Certain assets that are allocated to the index options for the Allianz Index Advantage New York Variable Annuity (VIA), as listed above, are carried at amortized cost in accordance with the product filing requirements in the state of New York.
Amounts due from separate accounts primarily represent the difference between the surrender value of the contracts and the Separate account liability as disclosed on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. This receivable represents the surrender fee that would be paid to the Company upon the surrender of the policy or contract by the policyholder or contract holder as of December 31. Amounts charged to the contract holders for mortality and contract maintenance, and other administrative services fees are included in income within Fees from separate accounts on the Statutory Statements of Operations. These fees have been earned and assessed against contract holders on a daily or monthly basis throughout the contract period and are recognized as revenue when assessed and earned. Transfers to separate accounts within the Statutory Statements of Operations primarily includes transfers for new premium and annuity considerations, benefit payments, surrender charge wear-off, realized and unrealized investment gains/losses, investment income, and other contractholder behavior.
Statutory Financial Statements for the year ended December 31, 2023

14 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

(n)    Receivables
Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year-end, including the financial condition and creditworthiness of the parties underlying the receivables. Any balances outstanding more than 90 days are nonadmitted on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.
(o)    Reclassifications
On the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus, there were policyholder suspense items within Other liabilities that were material enough to warrant their own line item, and therefore, were reclassified to Other policyholder funds. The prior year balance was reclassified to conform to the current year presentation.
(3)    Accounting Changes and Corrections of Errors
Accounting Changes
During 2023, the Company changed its accounting policy for internal exchanges, which are 1035 tax-free exchanges initiated by the policyholder to transition from an existing annuity contract to a new like kind annuity contract. Historically, the transaction was recorded net, with no financial statement impact. The Company has concluded that the transaction should be accounted for as a surrender of the existing contract within Surrenders on the Statement of Operations and a subsequent application of premium on the new contract within Premiums and annuity considerations on the Statement of Operations. This change in accounting policy was effective January 1, 2023. As the increase in both Premium and annuity considerations and Surrenders net to zero, there is no change to net income or surplus for the year ended December 31, 2022.
Recently Issued Accounting Standards – Adopted in 2023
In March 2020, the NAIC adopted NS 2020-12, Reference Rate Reform, which provides optional guidance for a limited period of time to ease the potential burden on accounting for reference rate reform. The expedients outlined in the amendment are for modifications solely related to reference rate reform and optionally suspend assessments for re-measuring a contract. The Company adopted these amendments effective March 12, 2020. In August 2023, the NAIC adopted NS 2023-05, whereby the sunset date for relief afforded by NS 2020-12, was deferred until December 31, 2024. The Company has evaluated the impact of the new guidance and has identified financial assets which have terms related to reference rates that are expected to be discontinued. As of December 31, 2023, the Company has utilized the optional expedient to account for all modifications to financial assets occurring as a result of reference rate reform as a continuation of the existing financial asset. There was no impact on net income or surplus during the year-ended December 31, 2023, as a result of adopting the revisions.
In August 2023, the NAIC adopted INT 23-01 Negative IMR. The temporary relief, which is optional for all companies required to maintain an AVR and IMR, allows for those entities to admit a limited amount of a net negative IMR balance as an admitted asset on a reporting entity's balance sheet. The revisions are effective as of August 13, 2023, and will be automatically nullified on January 1, 2026. The Company has adopted and implemented this INT for the purposes of December 31, 2023 reporting. Financial impacts associated with the implementation of this adoption are contained within Note 5(i), per the disclosure requirements associated with INT 23-01.
Recently Issued Accounting Standards – Adopted in 2022
Not applicable.
Recently Issued Accounting Standards – Adopted in 2021
In 2021, the NAIC extended the following interpretations (INT) in response to the COVID-19 pandemic:
•INT 20-03, Troubled Debt Restructuring due to COVID-19. This INT followed the interagency COVID-19 guidance issued by federal and state prudential banking regulators (and concurred by the FASB) and the Coronavirus Aid, Relief, and Economic Security (CARES) Act. Specifically, a modification of a mortgage loan or bank loan terms did not result in troubled debt restructurings as long as
Statutory Financial Statements for the year ended December 31, 2023

15 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

the modification was in response to COVID-19, the borrower was current at the time of the modification, and the modification was short-term. In addition, insurers were not required to designate mortgage loans or bank loans with deferrals granted due to COVID-19 as past due or report them as nonaccrual loans. This INT was effective for the period beginning March 1, 2020 and originally expired on December 31, 2020. In January 2021, the provisions in this INT were extended updating the effective period to be the earlier of January 1, 2022 or the date that is 60 days after the date on which the national emergency declared by the President terminates. This INT did not impact the Company.
•INT 20-07, Troubled Debt Restructuring of Certain Debt Investments Due to COVID-19. This INT provided temporary guidance by allowing practical expedients when assessing whether modifications made to debt securities (under SSAP No. 26R and SSAP No. 43R) due to COVID-19 are insignificant. Specifically, the guidance proposed restructurings in response to COVID-19 are considered to be insignificant if the restructuring resulted in a 10% or less shortfall amount in the contractual amount due and did not extend the maturity of the investment by more than 3 years. This INT was effective for the period beginning March 1, 2020 and originally expired on December 31, 2020. In January 2021, the provisions in this INT were extended updating the effective period to be the earlier of January 1, 2022 or the date that is 60 days after the date on which the national emergency declared by the President terminates. This INT did not impact the Company.
In 2016, the NAIC adopted revisions to SSAP No. 51R, Life Contracts and SSAP No. 54, Individual and Group Accident and Health Contracts, Issue Paper No. 154, Implementation of Principles-Based Reserving. These revisions relate to the adoption of the Valuation Manual and provides for principles based reserving for Life and Heath contracts. The Valuation Manual is part of the Department Regulation 213. Final adoption of the First Amendment to Regulation 213 was published February 2020 and provides the following revisions: 1) VM-20, Requirements for Principle-Based Reserves for Life Products, is effective January 1, 2020. However, an insurer could request a one-year delay in adopting this standard. The Company adopted Regulation 213 for life products as of January 1, 2021 for new business issued January 1, 2021 and later, in accordance with its agreement with the Department. The adoption resulted in an immaterial impact. 2) VM-21, Requirements for Principle-Based Reserves for Variable Annuities was adopted in 2020. 3) VM-22, Statutory Maximum Valuation Interest Rates for Income Annuities, VM-25, Health Insurance Reserves Minimum Requirements, and VM-26, Credit Life and Disability Reserve Requirements, are not applicable as the Company does not issue these contracts.
Recently Issued Accounting Standards – To Be Adopted
In August 2023, the NAIC adopted revisions to SSAP No. 26R and SSAP No. 43R, and updated references for various SSAPs to accommodate the two newly revised and adopted standards. Both revised SSAPs as well as the updated references were adopted as part of SAPWG's Principles Based Bond Definition project, and represent the first step towards implementing the new bond definition. The revised standards will be effective starting January 1, 2025. The Company is currently assessing the impacts of the amendments.
In December 2023, the NAIC adopted revisions to the Annual Statement Instructions through Ref #2023-15: IMR/AVR Specific Allocations. The revisions clarify the treatment of realized gains or losses in the context of allocating those gains and losses to either AVR or IMR. While the amendment reflects a SAP Clarification, the amendment addresses a new concept in basing the allocation of realized gains or losses on an "Acute Credit Event." The amendment is effective beginning January 1, 2024, and the Company plans to adopt these revisions as of that date. As this amendment applies to future transactions, there will be no impact to net income or surplus upon adoption.
Corrections of Errors
The Company records corrections of errors in accordance with SSAP No. 3 – Accounting Changes and Correction of Errors (SSAP No. 3). SSAP No. 3 prescribes that the correction of errors in previously issued Statutory Financial Statements will be reported as an adjustment to capital and surplus in the period the error is detected. These errors are shown within Correction of errors, net of tax, on the Statutory Statements of Capital and Surplus.
Statutory Financial Statements for the year ended December 31, 2023

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

During 2023, an error was identified related to the non-admittance of negative IMR that resulted from separate account assets. As of December 31, 2022, the Company had produced a negative IMR in both the general account and the separate account, and therefore, should have non-admitted all negative IMR. The negative IMR in the general account was appropriately being fully non-admitted, however, the impacts from the non-admitted IMR in the separate account were not being reflected appropriately in the general account. The error resulted in a $2,198 overstatement of Due from the separate accounts and a corresponding $2,198 overstatement of Total capital and surplus within the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus as of December 31, 2022. The Statutory Statements of Capital and Surplus was adjusted in 2023 to correct for the prior period impact.
During the years ended December 31, 2022 and 2021 there were no corrections of errors recorded on the Statutory Statements of Capital and Surplus.
(4)    Risk Disclosures
The following is a description of the significant risks facing the Company and how it attempts to mitigate those risks:
(a)    Credit Risk
Credit risk is the risk that issuers of fixed-income securities, or other parties with whom the Company has transactions, such as reinsurers and derivative counterparties, default on their contractual obligations, resulting in unexpected credit losses.
The Company mitigates this risk by adhering to investment policies and limits that provide portfolio diversification on an asset class, asset quality, creditor, and geographical basis, and by complying with investment limitations from applicable state insurance laws and regulations. The Company considers all relevant objective information available in estimating the cash flows related to structured securities. The Company actively monitors and manages exposures, and determines whether any securities are impaired. The aggregate credit risk is influenced by management’s risk/return preferences, the economic and credit environment, and the ability to manage this risk through liability portfolio management.
For derivative counterparties, the Company mitigates credit risk by tracking and limiting exposure to each counterparty through limits that are reported regularly and, once breached, restricts further trades; establishing relationships with counterparties rated BBB+ and higher; and monitoring the credit default swaps (CDS) of each counterparty as an early warning signal to cease trading when credit default swap spreads imply severe impairment in credit quality.
The Company executes Credit Support Annexes (CSA) with all active and new counterparties which further limits credit risk by requiring counterparties to post collateral to a segregated account to cover any counterparty exposure. Additionally most transactions are cleared through a clearinghouse thereby transferring counterparty risk from the bank to the clearinghouse that tends to have stronger credit. This often leads to increased collateralization and lower counterparty risk for the Company.
(b)    Credit Concentration Risk
Credit concentration risk is the risk of increased exposure to significant asset defaults (of a single security issuer); economic conditions (if business is concentrated in a certain industry sector or geographic area); or adverse regulatory or court decisions (if concentrated in a single jurisdiction) affecting credit.
The Company’s Finance Committee, responsible for asset/liability management (ALM) issues, recommends an investment policy to the Company’s Board of Directors (BOD) and approves the strategic asset allocation and accompanying investment mandates for an asset manager with respect to asset class. The investment policy and accompanying investment mandates specify asset allocation among major asset classes and the degree of asset manager flexibility for each asset class. The investment policy complies, at a minimum, with state statutes. Compliance with the policy is monitored by the Finance Committee who is responsible for implementing internal controls and procedures. Deviations from the policy are monitored and addressed. The Finance Committee and, subsequently, the BOD review the investment policy at least annually.
Statutory Financial Statements for the year ended December 31, 2023

17 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

To further mitigate this risk, internal concentration limits based on credit rating and sector are established and are monitored regularly by Allianz Life on a consolidated basis. Any ultimate obligor group exceeding these limits is placed on a restricted list to prevent further purchases, and the excess exposure may be actively sold down to comply with concentration limit guidelines. Any exceptions require Chief Risk Officer approval and monitoring by the Risk Committee. Further, the Company performs a quarterly concentration risk calculation to ensure compliance with the State of New York basket clause.
(c)    Liquidity Risk
Liquidity risk is the risk that unexpected timing or amounts of cash needed will require liquidation of assets in a market that will result in a realized loss or an inability to sell certain classes of assets such that an insurer will be unable to meet its obligations and contractual guarantees. Liquidity risk also includes the risk that in the event of a company liquidity crisis, refinancing is only possible at higher interest rates. Liquidity risk can be affected by the maturity of liabilities, the presence of withdrawal penalties, the breadth of funding sources, and terms of funding sources. It can also be affected by counterparty collateral triggers as well as whether anticipated liquidity sources, such as credit agreements, are cancelable.
The Company manages liquidity within four specific domains: (1) monitoring product development, product management, business operations, and the investment portfolio; (2) setting ALM strategies; (3) managing the cash requirements stemming from the Company’s derivative dynamic economic hedging activities; and (4) establishing a liquidity facility with Allianz Life to provide additional liquidity. The Company has established liquidity risk limits, which are approved by the Company’s Risk Committee, and the Company monitors its liquidity risk regularly.
(d)    Interest Rate Risk
Interest rate risk is the risk that movements in interest rates or interest rate volatility will cause a decrease in the value of an insurer’s assets relative to the value of its liabilities and/or an unfavorable change in prepayment activity resulting in compressed interest margins.
The Company has an ALM strategy to align cash flows and duration of the investment portfolio with policyholder liability cash flows and duration. Allianz Life monitors the economic and accounting impacts of interest rate sensitivities on assets and liabilities on a consolidated basis regularly and on the Company's specific basis periodically.
(e)    Equity Market Risk
Equity market risk is the risk that movements in equity prices or equity volatility will cause a decrease in the value of an insurer’s assets relative to the value of its liabilities.
Variable annuity products guarantee minimum payments regardless of market movements. The Company has adopted an economic hedging program to manage the equity risk of these products.
Allianz Life monitors the impacts of equity sensitivities on assets and liabilities on a consolidated basis regularly and on the Company’s specific basis periodically.
Basis risk is the risk that variable annuity hedge asset values change unexpectedly relative to the value of the underlying separate account funds of the variable annuity contracts. Basis risk may arise from the Company’s inability to directly hedge the underlying investment options of the variable annuity contracts. The Company regularly reviews and synchronizes fund mappings, product design features, hedge design, and manages funds line-up.
(f)    Operational Risk
Operational risk is the risk of loss resulting from inadequate or failed internal processes and systems, from human misbehavior or error, or from external events. Operational risk is comprised of the following seven risk categories: (1) external fraud; (2) internal fraud; (3) employment practices and workplace safety; (4) clients/third-party, products and business practices; (5) damage to physical assets; (6) business disruption and system
Statutory Financial Statements for the year ended December 31, 2023

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

failure; and (7) execution, delivery, and process management. Operational risk is comprehensively managed through a combination of core qualitative and quantitative activities.
The Operational Risk Management framework includes the following key activities: (1) an Operational Risk Capital Model covering all material types of operational risks, under which the Company quantifies and regularly monitors operational risk; (2) a loss data capture policy to create transparency and gather information about losses that meet a designated threshold, requiring business owners to identify and resolve the root cause of operational loss events; and (3) a bottom-up risk assessment process for significant operational risk scenarios to proactively manage significant operational risk scenarios throughout the organization.
(g)    Regulatory Change Risk
Regulatory change risk is the risk that regulatory changes and imposed regulation may materially impact the Company's business model, sales levels, company financials and ability to effectively comply with regulations.
The Company actively monitors all regulatory changes and participates in national and international discussions relating to legal, regulatory, and accounting changes. The Company maintains active membership with various professional and industry trade organizations. A formal process exists to review, analyze, and implement new legislation as it is enacted.
(h)    Rating Agency Risk
Rating agency risk is the risk that rating agencies change their outlook or rating of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company. The Company is at risk of changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. To mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk. Rating agency risk is also addressed in the TRA process and on an ad hoc basis as necessary.
(i)    Mortality/Longevity Risk
Mortality/longevity risk is the risk that mortality experience is different than the life expectancy assumptions used by the Company to price its products.
The Company mitigates mortality risk primarily through reinsurance, whereby the Company cedes a significant portion of its mortality risk to third parties. The Company also manages mortality risk through the underwriting process. Both mortality and longevity risks are managed through the review of life expectancy assumptions and experience in conjunction with active product management.
(j)    Lapse Risk
Lapse risk is the risk that actual lapse experience evolves differently than the assumptions used for pricing and valuation exercises leading to a significant loss in Company value and/or income.
The Company mitigates this risk by performing sensitivity analysis at the time of pricing to affect product design, adding Market Value Adjustments and surrender charges when appropriate, regular ALM analysis, and exercising management levers at issue, as well as post-issue as experience evolves. Policyholder experience is monitored regularly.
(k)    Cyber Security Risk
Cyber security risk is the risk of losses due to external and/or internal attacks impacting the confidentiality, integrity, and/or availability of key systems, data, and processes reliant on digital technology. The Company has implemented preventative, detective, response, and recovery measures including firewalls, intrusion detection and prevention, advanced malware detection, spyware and anti-virus software, email protection, network and laptop encryption, web content filtering, web application firewalls, and regular scanning of all servers and network devices to identify vulnerabilities. Controls are implemented to prevent and review unauthorized access.
Statutory Financial Statements for the year ended December 31, 2023

19 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

(l)    Reinsurance Risk
Reinsurance risk is the risk that reinsurance companies default on their obligation where the Company has ceded a portion of its insurance risk. The Company uses reinsurance to limit its risk exposure to certain business lines and to enable better capital management.
Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company.
The Company mitigates this risk by requiring certain counterparties to post collateral to cover the exposure and to meet thresholds related to the counterparty’s credit rating, exposure, or other factors. For counterparties that are not initially required to post collateral, if the thresholds are not met by those counterparties, they are required to establish a trust or letter of credit backed by assets meeting certain quality criteria. All arrangements are regularly monitored to determine whether trusts or letters of credit are sufficient to support the ceded liabilities and that their terms are being met. In addition, the Company reviews the financial standings and ratings of its reinsurance counterparties and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies regularly.
(5)    Investments
(a)    Bonds and Other Assets Receiving Bond Treatment
At December 31, the amortized cost, gross unrealized gains, gross unrealized losses, and fair values of investments are shown below:

	2023
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Bonds:
U.S. government	$142,582	—	8,161	134,421
States and political subdivisions	8,623	38	677	7,984
Corporate securities	364,970	6,390	27,399	343,961
Mortgage-backed securities	102,497	63	8,638	93,922
Total	$618,672	6,491	44,875	580,288

	2022
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Bonds:
U.S. government	$192,732	—	12,000	180,732
States and political subdivisions	6,788	22	776	6,034
Corporate securities	340,514	2,477	37,920	305,071
Mortgage-backed securities	107,388	8	10,707	96,690
Total	$647,422	2,507	61,403	588,527
At December 31, 2023 and 2022, the Company did not have NAIC-6 rated bonds.
At December 31, 2023 and 2022, the Company did not have any hybrid securities.
As of December 31, 2023 and 2022, investments with an amortized cost of $1,662 and $1,651, respectively were held on deposit as required by statutory regulations.
Statutory Financial Statements for the year ended December 31, 2023

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

The amortized cost and fair value of bonds and other assets receiving bond treatment reported in the statutory Annual Statement Schedule D Part 1A at December 31, 2023, by contractual maturity, are shown below:

	Amortized cost	Fair value
Due in 1 year or less	$13,653	13,445
Due after 1 year through 5 years	174,094	168,850
Due after 5 years through 10 years	71,238	70,607
Due after 10 years through 20 years	202,492	180,523
Due after 20 years	54,698	52,941
Loan-backed and other structured securities	102,497	93,922
Total bonds and other assets receiving bond treatment	$618,672	580,288
Expected maturities will differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
Proceeds from sales of bonds includes sales, maturities, paydowns, and other redemptions of bonds and other assets receiving bond treatment. Proceeds from sales of bonds for the years ended December 31 are shown below:

	2023	2022	2021
Proceeds from sales	$89,218	97,922	82,882
Gross gains	181	152	82
Gross losses	1,837	335	80
For the years ended December 31, 2023 and 2022, there were 1 and 13 CUSIPs sold, disposed, or otherwise redeemed as a result of a callable feature, respectively. The aggregate amount of investment income generated as a result of these transactions was $0 and $642 for 2023 and 2022, respectively.
The Company’s bond portfolio includes mortgage-backed securities. Due to the high quality of these investments and the lack of subprime loans within the securities, the Company does not have a material exposure to subprime mortgages.
(b)    Unrealized Investment Losses
To determine whether or not declines in fair value are other than temporary, Allianz Life performs a quarterly review of its entire combined investment portfolio, including the Company as their subsidiary, using quoted market prices by third-party sources. For further discussion, see Notes 2 and 6.
Unrealized losses and the related fair value of investments held by the Company for the years ended December 31 are shown below:

	2023
	12 months or less		Greater than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Bonds:
U.S. government	$—	—	134,421	8,161	134,421	8,161
States and political subdivisions	1,881	54	5,220	623	7,101	677
Corporate securities	15,227	360	213,090	27,040	228,317	27,400
Mortgage-backed securities	606	5	89,360	8,632	89,966	8,637
Total temporarily impaired securities	$17,714	419	442,091	44,456	459,805	44,875
Statutory Financial Statements for the year ended December 31, 2023

21 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

	2022
	12 months or less		Greater than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Bonds:
U.S. government	$149,836	7,654	30,896	4,346	180,732	12,000
States and political subdivisions	5,088	776	—	—	5,088	776
Corporate securities	197,026	22,189	56,543	15,731	253,569	37,920
Mortgage-backed securities	78,483	5,516	17,776	5,191	96,259	10,707
Total temporarily impaired securities	$430,433	36,135	105,215	25,268	535,648	61,403
As of December 31, 2023 and 2022, the number of bonds that were in an unrealized loss position was 200 and 225, respectively.
As of December 31, 2023 and 2022, of the total amount of unrealized losses, $44,672, or 99.5%, and $61,245, or 99.7%, respectively, are related to unrealized losses on investment grade securities. Investment grade is defined as a security having an NAIC SVO credit rating of 1 or 2. Unrealized losses on securities are principally related to changes in interest rates or changes in sector spreads from the date of purchase. As contractual payments continue to be met, management continues to expect all contractual cash flows to be received and does not consider these investments to be other-than-temporarily impaired.
(c)    Realized Investment Gains (Losses)
Net realized capital gains (losses) for the years ended December 31 are shown below:

	2023	2022	2021
Bonds	$(1,912)	(722)	2
Derivatives	(41,041)	23,057	(60,008)
Other	5	(25)	64
Total realized capital (losses) gains	(42,948)	22,310	(59,942)
Income tax benefit (expense) on net realized gains (losses)	450	38	(20)
Total realized capital (losses) gains, net of taxes	(42,498)	22,348	(59,962)
Net (losses) gains transferred to IMR, net of taxes	(1,341)	(290)	(5)
Net realized (losses) gains, net of taxes and IMR	$(41,157)	22,638	(59,957)
(d)    Net Investment Income
Major categories of net investment income for the years ended December 31 are shown below:

	2023	2022	2021
Interest:
Bonds	21,130	20,464	19,345
Policy loans	11	8	7
Cash, cash equivalents, and short-term investments	3,085	553	2
Derivatives	—	—	(1)
Other	96	72	119
Gross investment income	24,322	21,097	19,472
Investment expenses	(1,532)	(971)	(1,579)
Net investment income before amortization of IMR	22,790	20,126	17,893
Amortization of IMR	(2,759)	(2,026)	(1,716)
Net investment income	$20,031	18,100	16,177

Statutory Financial Statements for the year ended December 31, 2023

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

Interest income due and accrued for the years ended December 31 was as follows:

	2023	2022
Gross	$5,071	4,719
Nonadmitted	—	—
Admitted	$5,071	4,719
The Company had no aggregate deferred interest as of December 31, 2023 and 2022.
The Company had no cumulative amounts of paid-in-kind interest included in the current principal balance as of December 31, 2023 and 2022.
(e)    Loan-Backed Securities
SSAP No. 43R requires the bifurcation of impairment losses on loan-backed or structured securities into interest and noninterest-related portions. The noninterest portion is the difference between the present value of cash flows expected to be collected from the security and the amortized cost basis of the security. The interest portion is the difference between the present value of cash flows expected to be collected from the security and its fair value at the balance sheet date.
The Company had no loan-backed securities with a recognized OTTI for the years ended December 31, 2023 and 2022.
(f)    Derivatives and Hedging Instruments
The Company does not have derivative contracts with financing premium. Derivatives held by the Company do not qualify for hedge accounting treatment.
Futures and Options Contracts
OTC options are cleared through the Options Clearing Corporation, which operates under the jurisdiction of both the Securities and Exchange Commission (SEC) and the Commodities Futures Trading Commission. The fair values of the collateral posted for futures and OTC options are discussed in the derivative collateral management section below.
The following table presents a summary of the aggregate notional amounts and fair values of the Company’s derivative instruments reported on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus as of December 31:

	2023			2022
		Gross Fair Value			Gross Fair Value
	Notional (1)	Assets	Liabilities	Notional (1)	Assets	Liabilities
OTC options	$111	26	—	—	—	—
Futures	336,455	—	—	302,305	—	—
Total derivative instruments		$26	—		—	—

(1) Notional amounts are presented on an absolute basis.
Derivative Collateral Management
The Company manages derivative collateral for the general account and separate account combined. Additionally, said derivative collateral is managed separately between exchange-traded and OTC derivatives. The total collateral posted for exchange-traded derivatives at December 31, 2023 and 2022, had a fair value of $45,086 and $26,302, respectively, and is included in Bonds on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus and recorded at amortized cost. The Company retains ownership of the exchange-traded collateral, but the collateral resides in an account designated by the exchange. The collateral is subject to specific exchange rules regarding rehypothecation.
Statutory Financial Statements for the year ended December 31, 2023

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

(g)    Offsetting Assets and Liabilities
The Company elects to disclose derivative assets and liabilities eligible for offset under SSAP No. 64 – Offsetting and Netting of Assets and Liabilities on a gross basis on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus in accordance with the provisions set forth in SSAP No. 86. This treatment is consistent with the Company’s historical reporting presentation.
(h)    Restricted Assets
As of December 31, 2023, the Company had the following restricted assets, including assets pledged to others as collateral, recorded at book value:

	Gross Restricted						Percentage
	Total general account	Total separate account	Total current year	Total prior year	Increase (decrease)	Total current year admitted restricted	Gross restricted to total assets	Admitted restricted to total admitted assets
On deposit with states	$1,662	—	1,662	1,651	11	1,662	—%	—%
Derivative collateral	50,136	—	50,136	48,894	1,242	50,136	0.8	0.8
Total restricted assets	51,798	—	51,798	50,545	1,253	51,798	0.8%	0.8%
(i)    Negative IMR
Fixed income investments generating IMR losses comply with the the Company’s documented investment and liability management policies. IMR losses for fixed-income-related derivatives are all in accordance with prudent and documented risk management procedures, in accordance with the Company’s derivative use plans and reflect symmetry with historical treatment in which unrealized derivative gains were reversed to IMR and amortized in lieu of being recognized as realized gains upon derivative termination. Asset sales that generated admitted negative IMR were not compelled by liquidity pressures.
As of December 31, 2023, the Company had the following net negative IMR and admitted negative IMR balances:

	2023
	General Account	Insulated Separate Account	Non-Insulated Separate Account
Net Negative IMR	$(11,618)	—	(4,669)
Admitted Negative IMR	11,618	—	4,290
Calculated Adjusted Capital and Surplus	159,072
Percentage of Admitted Negative IMR to Adjusted Capital	7.3%	—%	2.7%
As of December 31, 2022, the Company had no admitted negative IMR balances.
As of December 31, 2023, the Company had the following unamortized balances in IMR from the allocation of gains/losses from derivatives that were reported at fair value prior to the termination of the derivative:

	2023
	General Account	Insulated Separate Account	Non-Insulated Separate Account
Unamortized gains	$32,780	—	—
Unamortized losses	(19,718)	—	—
There were no unamortized balances in IMR as of December 31, 2022.
Statutory Financial Statements for the year ended December 31, 2023

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

(6)    Fair Value Measurements
SSAP No. 100R – Fair Value establishes a fair value hierarchy that prioritizes the inputs used in the valuation techniques to measure fair value.
Level 1 –     Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.
Level 2 –     Valuations derived from techniques that utilize observable inputs, other than quoted prices included in Level 1, which are observable for the asset or liability either directly or indirectly, such as:
(a)    Quoted prices for similar assets or liabilities in active markets.
(b)    Quoted prices for identical or similar assets or liabilities in markets that are not active.
(c)    Inputs other than quoted prices that are observable.
(d)    Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
Level 3 –     Valuations derived from techniques in which the significant inputs are unobservable. Level 3 fair values reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).
The Company has analyzed the valuation techniques and related inputs, evaluated its assets and liabilities reported at fair value, and determined an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Based on the results of this evaluation and investment class analysis, each financial asset and liability was classified into Level 1, 2, or 3.
The following presents the assets and liabilities measured at fair value on a recurring basis and their corresponding level in the fair value hierarchy at December 31:

	2023
	Level 1	Level 2 (a)	Level 3	Total
Assets at fair value
Derivative assets	$—	26	—	26
Separate account assets	$1,945,422	459,996	—	2,405,418
Total assets reported at fair value	1,945,422	460,022	—	2,405,444
Liabilities at fair value
Separate account derivative liabilities	—	174,717	—	174,717
Total liabilities reported at fair value	$—	174,717	—	174,717

(a) The Company does not have any assets or liabilities measured at net asset value (NAV) that are included in Level 2 within this table.
Statutory Financial Statements for the year ended December 31, 2023

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

	2022
	Level 1	Level 2 (a)	Level 3	Total
Assets at fair value
Derivative assets	$—	—	—	—
Separate account assets	1,958,660	113,012	—	2,071,672
Total assets reported at fair value	1,958,660	113,012	—	2,071,672
Liabilities at fair value
Separate account derivative liabilities	—	122,296	—	122,296
Total liabilities reported at fair value	$—	122,296	—	122,296

(a) The Company does not have any assets or liabilities measured at NAV that are included in Level 2 within this table.
The following is a discussion of the methodologies used to determine fair values for the assets and liabilities listed in the above table. These fair values represent an exit price (i.e., what a buyer in the marketplace would pay for an asset in a current sale or charge to transfer a liability). The Company has not made changes to valuation techniques in 2023.
(a)    Valuation of Derivatives
The fair value of OTC option assets and liabilities are derived internally, by calculating their expected discounted cash flows, using a set of calibrated, risk-neutral stochastic scenarios, including a market data monitor, a market data model generator, a stochastic scenario calibrator, and the actual asset pricing calculator, because active markets do not exist. Options that are internally priced and IRS, foreign currency swaps, TBA securities, and CDS are included in Level 2, because they use market observable inputs. The fair values of exchange-traded options and futures contracts are based on quoted market prices in active markets and are included in Level 1.
Certain derivatives are priced using external third-party vendors. The Company has controls in place to monitor the valuations of these derivatives. These prices are also internally recalculated and reviewed for reasonableness at the position level on a monthly basis. The Company does not have insight into the specific inputs used by third-party vendors; however, the key unobservable input would generally include the spread.
(b)    Valuation of Separate Account Assets and Separate Account Derivative Liabilities
Separate account assets and Separate account derivative liabilities, with the exception of certain bonds, cash, cash equivalents and investment income due and accrued, are carried at fair value, which is based on the fair value of the underlying assets which are described throughout this note. Funds in the separate accounts are primarily invested in variable investment option funds with the following investment types: bond, domestic equity, international equity, or specialty. Variable investment option funds are included in Level 1 because their fair value is based on quoted prices in active, observable markets. The remaining investments are categorized similar to the investments held by the Company in the general account (e.g., if the separate account invested in bonds, short-term investments and derivatives, that portion could be classified within Level 2 or Level 3). Certain bonds, cash and cash equivalents, along with related accrued investment income and receivables, carried at amortized cost within the separate account have an amortized cost of $2,973,744 and $2,275,854 as of December 31, 2023 and 2022, respectively, and a fair value of $2,778,435 and $1,956,071 as of December 31, 2023 and 2022, respectively. Separate account assets carried at amortized cost are included in the table in section 6(f) below.

Statutory Financial Statements for the year ended December 31, 2023

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

(c)    Level 3 Rollforward
The Company did not have any Level 3 assets or liabilities during the year ended December 31, 2023.
The following table provides a reconciliation of the beginning and ending balances for the Company’s Level 3 assets and liabilities measured at fair value on a recurring basis:

	January 1, 2022	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) included in Surplus	Purchases, issuances, sales and settlements	December 31, 2022

TRS asset	$—	—	—	—	—	—	—
Total Level 3 assets	—	—	—	—	—	—	—

TRS liability	—	—	—	(758)	—	758	—
Total Level 3 liabilities	$—	—	—	(758)	—	758	—
(d)    Transfers
The Company reviews its fair value hierarchy classifications quarterly. Transfers between levels occur when there are changes in the observability of inputs and market activity.
For the years ended December 31, 2023 and 2022, the Company did not have any transfers into or out of Level 3.
(e)    Estimates
The Company has been able to estimate the fair value of all financial assets and liabilities.
(f)    Aggregate Fair Value of Financial Instruments
The following tables present the carrying amounts and fair values of all financial instruments at December 31 (b):

	2023
			Fair Value
	Aggregate Fair Value	Admitted Assets/ Carrying Value	Level 1	Level 2	Level 3
Financial Assets
Bonds	$580,288	618,672	134,421	443,089	2,778
Cash equivalents	47,759	47,759	47,759	—	—
Derivative assets	26	26	—	26	—
Separate account assets	5,199,897	5,399,495	2,014,610	3,171,611	13,676
Financial Liabilities
Deposit-type contracts	$6,651	6,478	—	—	6,651
Other investment contracts	247,134	397,007	—	—	247,134
Separate account liabilities	5,199,897	5,399,495	2,014,610	3,171,611	13,676

(b) The Company does not have any assets or liabilities measured at NAV that are included in Level 2 in this table. In addition, the Company has no assets or liabilities for which it is not practicable to measure at fair value.

Statutory Financial Statements for the year ended December 31, 2023

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

	2022
			Fair Value
	Aggregate Fair Value	Admitted Assets/ Carrying Value	Level 1	Level 2	Level 3
Financial Assets
Bonds	$588,527	647,422	180,732	407,795	—
Cash equivalents	26,558	26,558	26,558	—	—
Separate account assets	4,027,744	4,347,526	1,982,157	2,045,587	—
Financial Liabilities
Deposit-type contracts	$6,815	6,735	—	—	6,815
Other investment contracts	384,701	434,151	—	—	384,701
Separate account liabilities	4,027,744	4,347,526	1,982,157	2,045,587	—

(b) The Company does not have any assets or liabilities measured at NAV that are included in Level 2 in this table. In addition, the Company has no assets or liabilities for which it is not practicable to measure at fair value.

A description of the Company’s valuation techniques for financial instruments not reported at fair value and categorized within the fair value hierarchy is shown below:
Valuation of Bonds
The fair value of bonds is based on quoted market prices in active markets when available. Based on the market data, the securities are categorized into asset class, and based on the asset class of the security, appropriate pricing applications, models and related methodology, and standard inputs are utilized to determine what a buyer in the marketplace would pay for the security in a current sale. When quoted prices are not readily available or in an inactive market, standard inputs used in the valuation models, listed in approximate order of priority, include, but are not limited to, benchmark yields, reported trades, Municipal Securities Rulemaking Board reported trades, Nationally Recognized Municipal Securities Information Repository material event notices, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and economic events. In some cases, including private placement securities and certain difficult-to-price securities, internal pricing models may be used that are based on market proxies. Internal pricing models based on market spread and U.S. Treasury rates are used to value private placement holdings. The primarily unobservable input used in the discounted cash flow models for states and political subdivisions, foreign government, and corporate bonds is a corporate index option adjusted spread (OAS). CDO and certain mortgage-backed securities are priced by a third-party vendor and the Company internally reviews the valuation for reasonableness. The Company does not have insight into the specific inputs; however, the key unobservable inputs would generally include default rates.
Generally, U.S. Treasury securities and exchange-traded stocks are included in Level 1. Most bonds for which prices are provided by third-party pricing sources are included in Level 2, because the inputs used are market observable. Bonds for which prices were obtained from broker quotes, certain bonds without active trading markets and private placement securities that are internally priced are included in Level 3.
Valuation of Cash Equivalents
Cash equivalents are comprised of money market mutual funds. The fair value of money market mutual funds is based on quoted market prices in active markets and included in Level 1.
Valuation of Deposit-Type Contracts
Fair values of deposit-type contracts are based on discounted cash flows using internal inputs, including the discount rate and consideration of the Company’s own credit standing and a risk margin for actuarial inputs.
Valuation of Other Investment Contracts
Other investment contracts are included within Life policies and annuity contracts within the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. Other investment contracts include certain reserves related to deferred annuities and other payout annuities that may include life contingencies, but do not
Statutory Financial Statements for the year ended December 31, 2023

28 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

have significant mortality risk due to substantial periods certain. Fair values are based on discounted cash flows using internal inputs, including the discount rate and consideration of the Company’s own credit standing and a risk margin for market inputs.
Valuation of Separate Account Liabilities
The fair value of separate account liabilities approximates the fair value of separate account assets.
(7)    Income Taxes
(a)    Deferred Tax Assets and Liabilities
The components of the net DTA or net DTL are as follows:

	December 31, 2023
	Ordinary	Capital	Total
Total gross deferred tax assets	$29,751	756	30,507
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	29,751	756	30,507
Deferred tax assets nonadmitted	(19,096)		(19,096)
Subtotal net admitted deferred tax assets	10,655	756	11,411
Deferred tax liabilities	(1,190)	—	(1,190)
Net admitted deferred tax assets	$9,465	756	10,221

	December 31, 2022
	Ordinary	Capital	Total
Total gross deferred tax assets	$27,191	814	28,005
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	27,191	814	28,005
Deferred tax assets nonadmitted	(17,639)	—	(17,639)
Subtotal net admitted deferred tax assets	9,552	814	10,366
Deferred tax liabilities	(1,927)	—	(1,927)
Net admitted deferred tax assets	$7,625	814	8,439

	Change
	Ordinary	Capital	Total
Total gross deferred tax assets	$2,560	(58)	2,502
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	2,560	(58)	2,502
Deferred tax assets nonadmitted	(1,457)	—	(1,457)
Subtotal net admitted deferred tax assets	1,103	(58)	1,045
Deferred tax liabilities	737	—	737
Net admitted deferred tax assets	$1,840	(58)	1,782

The amount of admitted adjusted gross DTAs allowed under each component of SSAP No. 101 – Income Taxes (SSAP No. 101) as of December 31 are as follows:
Statutory Financial Statements for the year ended December 31, 2023

29 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

	December 31, 2023
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks (11.a)	$—	—	—
Adjusted gross DTAs expected to be realized after application of the threshold limitations
Lesser of 11.b.i or 11.b.ii:
Adjusted gross DTAs expected to be realized following the balance sheet date (11.b.i.)	9,465	756	10,221
Adjusted gross DTAs allowed per limitation threshold (11.b.ii)	N/A	N/A	24,504
Lesser of 11.b.i or 11.b.ii	9,465	756	10,221
Adjusted gross DTAs offset by gross DTLs (11.c)	1,190	—	1,190
Deferred tax assets admitted	$10,655	756	11,411

	December 31, 2022
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks (11.a)	$—	718	718
Adjusted gross DTAs expected to be realized after application of the threshold limitations
Lesser of 11.b.i or 11.b.ii:
Adjusted gross DTAs expected to be realized following the balance sheet date (11.b.i.)	7,625	96	7,721
Adjusted gross DTAs allowed per limitation threshold (11.b.ii)	N/A	N/A	24,469
Lesser of 11.b.i or 11.b.ii	7,625	96	7,721
Adjusted gross DTAs offset by gross DTLs (11.c)	1,927	—	1,927
Deferred tax assets admitted	$9,552	814	10,366

	Change
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks (11.a)	$—	(718)	(718)
Adjusted gross DTAs expected to be realized after application of the threshold limitations
Lesser of 11.b.i or 11.b.ii:
Adjusted gross DTAs expected to be realized following the balance sheet date (11.b.i.)	1,840	660	2,500
Adjusted gross DTAs allowed per limitation threshold (11.b.ii)	N/A	N/A	35
Lesser of 11.b.i or 11.b.ii	1,840	660	2,500
Adjusted gross DTAs offset by gross DTLs (11.c)	(737)	—	(737)
Deferred tax assets admitted	$1,103	(58)	1,045

Ratios used for threshold limitation as of December 31 are as follows:

	December 31
	2023	2022	Change
Ratio percentage used to determine recovery period and threshold limitation amount	552%	589%	(37)%
Amount of adjusted capital and surplus used to determine recovery period threshold limitation	$163,362	$163,125	$237
Statutory Financial Statements for the year ended December 31, 2023

30 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

Impact of tax planning strategies on the determination of net admitted adjusted gross DTAs is as follows:

	December 31, 2023
	Ordinary	Capital	Total
Net admitted adjusted gross DTAs - (percentage of total net admitted adjusted gross DTAs)	—%	100.0%	100.0%

	December 31, 2022
	Ordinary	Capital	Total
Net admitted adjusted gross DTAs - (percentage of total net admitted adjusted gross DTAs)	—%	11.8%	11.8%

	Change
	Ordinary	Capital	Total
Net admitted adjusted gross DTAs - (percentage of total net admitted adjusted gross DTAs)	—%	88.2%	88.2%
The Company’s tax planning strategies do not include the use of reinsurance.
(b)    Unrecognized Deferred Tax Liabilities
There are no temporary differences for which DTLs are not recognized.
(c)    Current and Deferred Income Taxes
The significant components of income taxes incurred (i.e. Current income tax expense) include:

	December 31
	2023	2022	2021	2023-2022 Change	2022-2021 Change
Current year federal tax expense (benefit) - ordinary income	$(1,665)	3,586	6,319	(5,251)	(2,733)
Current year foreign tax expense (benefit) - ordinary income	—	—	—	—	—
Subtotal	(1,665)	3,586	6,319	(5,251)	(2,733)
Current year tax expense (benefit) - net realized capital gains (losses)	(450)	(38)	19	(412)	(57)
Federal and foreign income taxes incurred	$(2,115)	3,548	6,338	(5,663)	(2,790)
DTAs and DTLs consist of the following major components:

	December 31
Deferred tax assets	2023	2022	Change
Ordinary:
Deferred acquisition costs	$5,054	4,241	813
Policyholder reserves	22,957	22,937	20
Expense accruals	1	7	(6)
Investments	1,732	—	1,732
Nonadmitted assets	7	6	1
Subtotal	29,751	27,191	2,560
Nonadmitted ordinary deferred tax assets	(19,096)	(17,639)	(1,457)
Admitted ordinary tax assets	10,655	9,552	1,103
			—
Capital:			—
Impaired assets	756	814	(58)
Subtotal	756	814	(58)
Admitted capital deferred tax assets	756	814	(58)
Admitted deferred tax assets	$11,411	10,366	1,045
Statutory Financial Statements for the year ended December 31, 2023

31 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

	December 31
Deferred tax liabilities	2023	2022	Change
Ordinary:
Investments	$(563)	(989)	426
Policyholder reserves	(621)	(931)	310
Deferred and uncollected premiums	(6)	(7)	1
Subtotal	(1,190)	(1,927)	737

Capital:
Other	—	—	—
Subtotal	—	—	—
Deferred tax liabilities	(1,190)	(1,927)	737
Net deferred tax asset	$10,221	8,439	1,782
The realization of the DTAs is dependent upon the Company’s ability to generate sufficient taxable income in future periods. Based on historical results and the prospects for future current operations, management anticipates that it is more likely than not that future taxable income will be sufficient for the realization of the remaining DTAs.
The Inflation Reduction Act was enacted on August 16, 2022. The Company has determined as of December 31, 2023 that it is an applicable corporation with respect to the Corporate Alternative Minimum Tax ("CAMT"), but that it will not incur a CAMT liability in 2023. The financial statements, therefore, do not include any impact related to CAMT. The Company has made an accounting election to disregard CAMT when evaluating the need for a Valuation Allowance for its non-CAMT DTAs.
In computing taxable income, life insurance companies are allowed a deduction attributable to their life insurance and accident and health reserves. The Tax Act of 2017 significantly changed the methodology by which these reserves are computed for tax purposes. The changes are effective for tax years beginning after 2017 and are subject to a transition rule that spreads the additional income tax liability over the subsequent eight years beginning in 2018.  Due to complexities in the new methodology and limited guidance from the Internal Revenue Service and U.S. Treasury, the Company has recorded provisional amounts for the deferred tax revaluation associated with the changes in the computation of life insurance tax reserves based on information available at December 31, 2017.  Pursuant to Interpretation of the SAP Working Group 18-01: Updated Tax Estimates under the Tax Cuts and Jobs Act, provisional tax computations related to these amounts were reasonably estimated as of December 31, 2017 and have been adjusted based on guidance received from Internal Revenue Service and U.S. Treasury. Adjusted amounts are reflected in the Company's results of operations for the years ended December 31, 2023, 2022, and 2021.
The Change in net deferred income tax is comprised of the following (this analysis is exclusive of the nonadmitted DTAs as the Change in nonadmitted assets is reported separately from the Change in net deferred income tax in the Unassigned surplus section of the Statutory Statements of Capital and Surplus):

	December 31
	2023	2022	Change
Net deferred tax assets	$29,316	26,078	3,238
Statutory valuation allowance adjustment	—	—	—
Net deferred tax assets after statutory valuation allowance	29,316	26,078	3,238
Tax effect of unrealized gains/(losses)	(1,732)	626	(2,358)
Change in net deferred income tax			$880
Statutory Financial Statements for the year ended December 31, 2023

32 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

(d)    Reconciliation of Federal Income Tax Rate to Actual Effective Rate
The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference are as follows:

	December 31, 2023	December 31, 2022	December 31, 2021
Federal income tax rate	21.0%	21.0%	21.0%
Amortization of IMR	2.1	(0.9)	0.5
Dividends received deduction	(1.6)	1.0	(0.8)
Tax hedges	0.9	—	(0.2)
Tax hedge reclassification	(31.3)	(10.3)	(17.5)
Non-deductible expenses	0.8	—	—
Prior period adjustments	0.4	—	0.5
Change in deferred tax impairments	0.2	0.3	—
Realized capital gains tax	(1.6)	0.1	—
Correction of error surplus	(1.7)	—	—
Effective tax rate	(10.8)%	11.2%	3.5%

Federal and foreign income taxes incurred	(6.0)%	(7.6)%	8.8%
Realized capital gains tax	(1.6)	0.1	—
Change in net deferred income taxes	(3.2)	18.7	(5.3)
Effective tax rate	(10.8)%	11.2%	3.5%
(e)    Carryforwards, Recoverable Taxes, and IRC Section 6603 Deposits
As of December 31, 2023, there are no operating losses or tax credit carryforwards available for tax purposes.
There are no Federal income taxes available for recoupment in the event of future net losses.
There are no aggregate deposits admitted under Section 6603 of the IRC.
The Company had no tax contingencies computed in accordance with SSAP No. 101 as of December 31, 2023 and 2022.
The Company recognizes interest and penalties accrued related to unrecognized tax benefits in federal income tax expense. During the years ended December 31, 2023 and 2022, the Company recognized no such expenses.
(f)    Consolidated Federal Income Tax Return
Statutory Financial Statements for the year ended December 31, 2023

33 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

The Company's federal income tax return is consolidated with its parent, Allianz Life Insurance Company of North America (Allianz Life) for consolidation with the tax return of Allianz of America (AZOA), the parent of Allianz Life. The method of allocation among companies is subject to a written agreement with AZOA, approved by the Board of Directors of AZOA, that provides for computation of federal income taxes primarily on a separate company basis with the Company receiving reimbursement by AZOA for the benefit of all tax attributes, including credits and losses, when such attributes are utilized in the AZOA consolidated federal income tax return. In 2023, the Company amended the agreement to include the corporate alternative minimum tax applying principles described above. Intercompany tax balances are settled annually after the consolidated return is filed.
The Company is included in the consolidated group for which AZOA files a federal income tax return on behalf of all group members. As a member of the AZOA consolidated group, the Company is no longer subject to U.S. Federal and non-U.S. income tax examinations for years prior to 2016, though examinations of combined returns filed by AZOA, which include the Company, by certain U.S. state and local tax authorities, may still be conducted for 2016 and subsequent years. The Internal Revenue Service (IRS) examination of AZOA for the 2016 and 2017 income tax returns has completed the exam phase and has been assigned to Appeals for an issue unrelated to the Company. A verbal agreement for the settlement of this hedging issue has been reached with the IRS. The settlement is subject to a final closing agreement. The IRS has also initiated an examination of AZOA's 2018-2020 income tax returns, which is expected to close by the end of 2024.
As of December 31, 2023, the companies included in the consolidated group for which AZOA files a federal income tax return are included below:

Members of Consolidated Tax Group
Allianz Life Insurance Company of New York	Allianz Life Insurance Company of Missouri
Allianz Life Insurance Company of North America	Allianz Underwriters Insurance Company
AZOA Services Corporation	AGCS Marine Insurance Company
Allianz Global Risks US Insurance Company	Allianz Reinsurance Management Services, Inc.
Allianz Reinsurance of America, Inc.	Fireman’s Fund Insurance Company
Allianz Technology of America, Inc.	Fireman’s Fund Indemnity Corporation
Allianz Renewable Energy Partners of America LLC	National Surety Corporation
Allianz Renewable Energy Partners of America 2 LLC	Chicago Insurance Company
PFP Holdings, LLC.	Interstate Fire & Casualty Company
AZL PF Investments, Inc.	American Automobile Insurance Company
Dresdner Kleinwort Pfandbriefe Investments II, Inc.	The American Insurance Company
Allianz Fund Investments, Inc.	Allianz Risk Transfer, Inc.
Yorktown Financial Companies, Inc.	Allianz Risk Transfer (Bermuda), Ltd.
Questar Capital Corporation	Questar Agency, Inc.

(8)    Accident and Health Claim Reserves
Accident and health claim reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable reevaluations of such reserves. While management believes that reserves as of December 31, 2023, are appropriate, uncertainties in the reserving process could cause reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves could significantly impact the Company’s future reported earnings.
Statutory Financial Statements for the year ended December 31, 2023

34 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

Activity in the accident and health claim reserves is summarized as follows:

	2023	2022	2021
Balance at January 1, net of reinsurance recoverables of $1,416, $1,137, and $1,079, respectively	$10,658	8,074	7,834
Incurred related to:
Current year	3,845	5,182	2,613
Prior years	16	(113)	(433)
Total incurred	3,861	5,069	2,180
Paid related to:
Current year	272	361	154
Prior years	2,844	2,124	1,786
Total paid	3,116	2,485	1,940
Balance at December 31, net of reinsurance recoverables of $1,512, $1,416, and $1,137, respectively	$11,403	10,658	8,074
Prior year incurred claim reserves for 2023 were unfavorable as a result of re-estimation of unpaid claims and claim adjustment expenses, principally on the individual LTC line of business. Prior year incurred claim reserves for 2022 and 2021 reflect favorable claim development principally on the individual LTC line of business.
(9)    Reinsurance
The Company primarily enters into reinsurance agreements to manage risk resulting from its life, annuity, and accident and health businesses, as well as businesses the Company has chosen to exit. In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts.
The Company monitors the financial exposure and financial strength of the reinsurers on an ongoing basis. The Company attempts to mitigate risk by securing recoverable balances with various forms of collateral, including arranging trust accounts and letters of credit with certain reinsurers.
The effect of reinsurance on reserves and claims, for amounts recoverable from other insurers, was as follows:

	For the years ended December 31,
Reduction in:	2023	2022
Aggregate reserves	$15,137	11,183
Policy and contract claims	147	181
Statutory Financial Statements for the year ended December 31, 2023

35 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

The Company assumed no business from other companies for the years ended December 31, 2023, 2022, and 2021. Life insurance, annuities, and accident and health business ceded to other companies are as follows:

Year ended	Direct amount	Ceded to other companies	Net amount
December 31, 2023
Life insurance in force	$2,921,758	2,627,567	294,191
Premiums:
Life	3,661	3,321	340
Annuities	967,460	—	967,460
Accident and health	3,058	393	2,665
Total premiums	$974,179	3,714	970,465

December 31, 2022
Life insurance in force	$1,837,298	1,651,432	185,866
Premiums:
Life	2,286	2,046	240
Annuities	653,562	—	653,562
Accident and health	3,207	412	2,795
Total premiums	$659,055	2,458	656,597

December 31, 2021
Life insurance in force	$750,332	673,079	77,253
Premiums:
Life	1,171	1,035	136
Annuities	685,610	—	685,610
Accident and health	3,245	431	2,814
Total premiums	$690,026	1,466	688,560
There are no nonaffiliated reinsurers owned in excess of 10% or controlled, either directly or indirectly, by the Company or by a representative, officer, trustee, or director of the Company.
There are no policies issued by the Company that have been reinsured with a company chartered in a country other than the United States that is owned in excess of 10% or controlled directly or indirectly by an insured, a beneficiary, a creditor, or any other person not primarily engaged in the insurance business.
The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits.
The Company does not have reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts that, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.
The Company did not write off any uncollectible recoverables during 2023, 2022, and 2021.
Statutory Financial Statements for the year ended December 31, 2023

36 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

(10)    Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics
Information regarding the Company’s annuity actuarial reserves and deposit liabilities by withdrawal characteristics at December 31 is as follows:

	2023	Percentage of total	2022	Percentage of total
Subject to discretionary withdrawal:
With market value adjustment	$79,917	1%	$82,552	2%
At book value less current surrender charges of 5% or more	2,704,747	49	1,897,657	41
At market value	1,574,991	29	1,599,527	35
Total with adjustment or at market value	4,359,655	79	3,579,736	78
At book value without adjustment (minimal or no charge or adjustment)	1,044,473	19	873,856	19
Not subject to discretionary withdrawal	121,446	2	114,825	3
Total gross	5,525,574	100%	4,568,417	100%
Reinsurance ceded	—		—
Total net	$5,525,574		$4,568,417
Amount included in At book value less current charges of 5% or more that will move to At book value without adjustment in the year after the statement date:	$447,649		$271,907

Reconciliation of total annuity actuarial reserves and deposit fund liabilities:	2023	2022
Life, Accident and Health Annual Statement:
Annuities, net (excluding supplementary contracts with life contingencies)	$340,007	377,151
Supplemental contracts with life contingencies, net	23,099	21,956
Deposit-type contracts	6,478	6,735
Subtotal	369,584	405,842
Separate Accounts Annual Statement:
Annuities, net (excluding supplementary contracts with life contingencies)	5,155,534	4,162,122
Supplemental contracts with life contingencies, net	456	453
Subtotal	5,155,990	4,162,575
Total annuity actuarial reserves and deposit fund liabilities	$5,525,574	4,568,417
Statutory Financial Statements for the year ended December 31, 2023

37 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

(11)    Life Actuarial Reserves by Withdrawal Characteristics
Information regarding the Company’s life actuarial reserves by withdrawal characteristics at December 31 is as follows:

	2023
General Account	Account value	Cash value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$—	—	488
Indexed life	1,709	1,649	1,707
Other permanent cash value life insurance	250	250	250
Miscellaneous reserves	—	—	22,000
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	3,344
Miscellaneous reserves	XXX	XXX	41,114
Total gross	1,959	1,899	68,903
Reinsurance ceded	—	—	8,099
Total net (1)	$1,959	1,899	60,804

(1) Balances reflected within this disclosure reside in the Company's general account; the Company's separate accounts do not contain Life business.

	2022
General Account	Account value	Cash value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$7	2	608
Indexed life	1,816	1,721	1,794
Other permanent cash value life insurance	244	244	244
Miscellaneous reserves	—	—	22,000
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	2,253
Miscellaneous reserves	XXX	XXX	38,185
Total gross	2,067	1,967	65,084
Reinsurance ceded	—	—	4,466
Total net (1)	$2,067	1,967	60,618

(1) Balances reflected within this disclosure reside in the Company's general account; the Company's separate accounts do not contain Life business.
The Company does not have any Life policies with either guarantees or nonguarantees in the separate account.

Reconciliation of total life actuarial reserves:	2023	2022
Life, Accident, and Health Annual Statement:
Life insurance, net	$3,016	$3,112
Miscellaneous reserves, net	57,788	57,506
Total life actuarial reserves	$60,804	$60,618

Statutory Financial Statements for the year ended December 31, 2023

38 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

(12)    Separate Accounts
The Company’s separate accounts represent funds held for the benefit of contract holders entitled to payments under variable annuity contracts issued through the Company’s separate accounts and underwritten by the Company.
As of December 31, 2023 and 2022, the Company's separate accounts are classified as nonguaranteed. Information regarding the Company’s separate accounts for the years ended December 31 is as follows:

	2023	2022
Premiums, considerations, or deposits	$884,944	597,807
Reserves:
Reserves for accounts with assets at fair value	2,149,845	1,915,239
Reserves for account, with assets at amortized cost	3,006,145	2,247,336
Total reserves	5,155,990	4,162,575
By withdrawal characteristics:
At fair value	2,149,388	1,581,648
At book value without MV adjustment and with current surrender charge of 5% or more	2,129,600	1,914,787
At book value without MV adjustment and with current surrender charge of less than 5%	876,546	665,687
Subtotal	5,155,534	4,162,122
Not subject to discretionary withdrawal	456	453
Total	$5,155,990	4,162,575
As of December 31, 2023 and 2022, the Company’s separate accounts included legally insulated assets and non-insulated assets attributed to the following products/transactions:

	2023		2022
Product/transaction	Legally insulated	Not legally insulated	Legally insulated	Not legally insulated
Variable Annuities	$1,591,701	—	1,621,829	—
Variable Annuities (Non-Unitized Non-Insulated)	—	3,807,794	—	2,725,697
Total	$1,591,701	3,807,794	1,621,829	2,725,697
The Company’s separate account liabilities contain guaranteed benefits. The liabilities for guaranteed benefits are supported by the Company’s general account assets. To compensate the general account for the risk taken, the separate account paid risk charges of $24,002, $24,891, $25,752, $26,544, and $37,538 during the past five years, respectively. The general account of the Company paid $5,133, $7,256, $191, $929, and $1,019 towards separate account guarantees during the past five years, respectively.
A reconciliation of net transfers to separate accounts for the years ended December 31 is included in the following table:

	2023	2022	2021
Transfers as reported in the Summary of Operations of the Separate Accounts Annual Statement:
Transfers to separate accounts	$884,944	597,807	643,502
Transfers from separate accounts	(487,002)	(246,810)	(285,061)
Net transfers to separate accounts	397,942	350,997	358,441
Reconciling adjustments:
Other adjustments	(1,373)	289	97
Transfers as reported in the Statutory Statements of Operations	$396,569	351,286	358,538
Statutory Financial Statements for the year ended December 31, 2023

39 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

(13)     Related-Party Transactions
(a)     Real Estate
The Company subleases office space from an affiliate. In connection with this agreement, the Company incurred rent expense of $83, $83, and $82 in 2023, 2022, and 2021, respectively, which is included in General and administrative expenses on the Statutory Statements of Operations.
(b)     Service Fees
The Company incurred fees for administrative services provided by Allianz Life of $17,933, $17,134 and $14,025 in 2023, 2022, and 2021, respectively. The Company’s liability for these expenses was $2,854 and $1,510 as of December 31, 2023 and 2022, respectively, and is included in Payable to parent and affiliates on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. In the normal course of business, the outstanding amount is settled in cash.
The Company incurred fees for investment advisory services provided by affiliated companies of $3,747, $1,992, and $1,486 in 2023, 2022, and 2021, respectively. The Company’s liability for these charges was $407 and $232 as of December 31, 2023 and 2022, respectively, and is included in Payable to parent and affiliates on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. In the normal course of business, the outstanding amount is settled in cash.
The Company has an agreement with Allianz Investment Management, LLC which has subsequent agreements with its affiliates Pacific Investment Management Company (PIMCO), and with certain other related parties whereby (1) specific investment options managed by PIMCO are made available through the Company's separate accounts to holders of the Company's variable annuity products, and (2) the Company receives compensation for providing administrative and recordkeeping services relating to the investment options managed by PIMCO. Income recognized by the Company from this affiliate for distribution and in-force related costs as a result of providing investment options to the contractholders was $435, $575, and $729 during 2023, 2022, and 2021, respectively, which is included in Fees from separate accounts on the Statutory Statements of Operations. The related receivable for the fees was $34 and $45 at December 31, 2023 and 2022, respectively, which is included in Other assets on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.
The Company has incurred commission expense related to the distribution of variable annuity products from Allianz Life Financial Services, LLC, (ALFS), an affiliated company, in the amount of $61,230, $44,736, and $46,892 for the years ended December 31, 2023, 2022, and 2021, respectively.
The Company has an agreement with ALFS, whereby 12b-1 fee receivables are assigned to the Company and Allianz Life. The Company has also agreed with Allianz Life to share in reimbursing ALFS for direct and indirect expenses incurred in performing services for the Company and Allianz Life. In the event that assigned receivables exceed expenses, ALFS records a loss on the transaction with the Company and a dividend-in-kind to Allianz Life. The Company recorded revenue from this agreement of $3,303, $3,586, and $4,261 for the years ended December 31, 2023, 2022, and 2021, respectively. The Company recorded expenses related to this agreement of $12,245, $9,234, and $8,528 for the years ended December 31, 2023, 2022, and 2021, respectively.
(c)     Reinsurance
The Company cedes certain term life and universal life insurance policies to Allianz Life. At December 31, 2023 and 2022, the Company had no reinsurance recoverables and receivables from Allianz Life included in Other assets on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.
Statutory Financial Statements for the year ended December 31, 2023

40 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

(d)     Line of Credit Agreement
The Company has a line of credit agreement with Allianz Life to provide liquidity as needed. The Company’s borrowing capacity under the agreement is limited to 5% of the general account admitted assets of the Company as of the preceding year end which amounts to $148,028. The Company's general account admitted assets include the book value portion of the non-insulated separate account assets. The interest rate for borrowing under the agreement is based on the Secured Overnight Financing Rate (SOFR). Borrowed amounts can be prepaid at any time with no prepayment penalty. Allianz Life provided $30,000 to the Company under the terms of this agreement on May 10, 2022 and the loan was paid in full on June 29, 2022. There was no interest accrued as of December 31, 2023 and 2022. There was no outstanding balance under the line of credit agreement as of December 31, 2023, and 2022.
(e)     Dividends and Capital Contributions
The Company did not pay dividends to Allianz Life during the years ended December 31, 2023, 2022 and 2021.
The Company received capital contributions of $30,000, $30,000, and $0 from Allianz Life during the years ended December 31, 2023, 2022 and 2021, respectively.
(14)    Employee Benefit Plans
The Company participates in the Allianz Asset Accumulation Plan (AAAP), a defined contribution plan sponsored by Allianz of America Corporation. Eligible employees are immediately enrolled in the AAAP on their first day of employment. The AAAP will accept participants’ pretax, Roth 401(k), and/or after-tax contributions up to 80% of the participants’ eligible compensation, although contributions remain subject to annual limitations set by the Internal Revenue Service. The Company matches up to a maximum of 7.5% of the employees’ eligible compensation. Participants are 100% vested in the Company’s matching contribution after three years of service.
The AAAP administration expenses and the trust fund, including trustee fees, investment manager fees, and audit fees, are payable from the trust fund but may, at the Company’s discretion, be paid by the Company. All legal fees are paid by the Company. It is the Company’s policy to fund the AAAP costs as incurred. The Company has expensed $395, $419, and $328 in 2023, 2022, and 2021, respectively, toward the AAAP matching contributions and administration expenses.
(15)    Statutory Capital and Surplus
Statutory accounting practices prescribed or permitted by the Company’s state of domicile are directed toward insurer solvency and protection of policyholders. As such, the Company is required to meet minimum statutory capital and surplus requirements. The Company’s statutory capital and surplus as of December 31, 2023 and 2022 were in compliance with these requirements. The maximum amount of dividends that can be paid by New York insurance companies to stockholders without prior approval of the Department is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement. In accordance with New York statutes, the Company may declare and pay from its Unassigned surplus cash dividends of not more than the lesser of 10% of its beginning-of-the year statutory surplus, or its net gain from operations before net realized capital gains of the insurer for the 12-month period ending the 31st day of the preceding year. Based on these restrictions, ordinary dividends of $18,520 can be paid in 2024 without prior approval of the Department. The Company paid no dividends in 2023, 2022, and 2021.
The Company has special surplus funds at December 31, 2023, of $11,618, which is due to admitted disallowed IMR. Refer to Note 5(i) regarding the admitted disallowed IMR.
Regulatory Risk-Based Capital
An insurance enterprise’s state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory
Statutory Financial Statements for the year ended December 31, 2023

41 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

compliance is determined by a ratio of an enterprise’s regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. This ratio for the Company significantly exceeds required minimum thresholds as of December 31, 2023 and 2022.
(16)    Direct Premiums Written by Third-Party Administrators
The Company has direct premiums written by third-party administrators (TPAs). The types of business written by the TPAs include life, accidental death and dismemberment, medical, disability, excess risk, and LTC. The authority granted to the TPAs includes claims payment, claims adjustment, underwriting, binding authority, and premium collection. Total premiums written by TPAs were $3,686, $2,268, and $2,008 for 2023, 2022, and 2021, respectively. For the years ended December 31, 2023, 2022, and 2021, there were no individual TPAs that wrote premiums that equaled at least 5% of the capital and surplus of the Company.
(17)    Reconciliation to the Annual Statement
The Company is required to file an Annual Statement with the Department. As of December 31, 2023 and 2022, there is no difference in admitted assets or liabilities between this report and the Annual Statement. As of December 31, 2023, 2022, and 2021, there is no difference in capital and surplus or net income between this report and the Annual Statement.
(18)    Commitments and Contingencies
The Company may become subject to claims and lawsuits that arise in the ordinary course of business.
The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.
The financial services industry, variable and fixed annuities, life insurance, distribution companies, and broker-dealers, is subject to close scrutiny by regulators, legislators, and the media.
Federal and state regulators, such as state insurance departments, state securities departments, the SEC, the Financial Industry Regulatory Authority, the Internal Revenue Service, and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning various selling practices, including suitability reviews, product exchanges, sales to seniors, and compliance with, among other things, insurance and securities law. The Company is and may become subject to ongoing market conduct examinations and investigations by regulators, which will or may result in fines and/or otherwise have a material adverse effect on the Company.
It can be expected that annuity and life product designs, management, and sales practices will be an ongoing source of regulatory scrutiny and enforcement actions, litigation, and rulemaking.
These matters could result in legal precedents and new industry-wide legislation, rules, and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. It is unclear at this time whether any such litigation or regulatory actions will have a material adverse effect on the Company in the future.
(19)    Subsequent Events
The Company has evaluated subsequent events through April 8, 2024, which is the date the Statutory Financial Statements were available to be issued. No material subsequent events have occurred since December 31, 2023 that require adjustment to the Statutory Financial Statements.
In March 2024, the Company received a capital contribution of $30,000 from Allianz Life.

Statutory Financial Statements for the year ended December 31, 2023

42 of 42